UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS


WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.29%

AMUSEMENT & RECREATION SERVICES - 1.56%
           8,880  HARRAH'S ENTERTAINMENT INCORPORATED                                                              $       724,963
                                                                                                                   ---------------
BUSINESS SERVICES - 8.41%
           9,080  ADOBE SYSTEMS INCORPORATED+                                                                              355,936
           2,399  GOOGLE INCORPORATED CLASS A+                                                                           1,002,638
          47,500  ORACLE CORPORATION+                                                                                      693,025
          56,840  YAHOO! INCORPORATED+                                                                                   1,863,215

                                                                                                                         3,914,814
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS - 6.21%
          17,860  AMGEN INCORPORATED+                                                                                    1,209,122
          11,700  GENZYME CORPORATION+                                                                                     715,572
          16,780  GILEAD SCIENCES INCORPORATED+                                                                            964,850

                                                                                                                         2,889,544
                                                                                                                   ---------------
COMMUNICATIONS - 8.62%
          46,350  COMCAST CORPORATION CLASS A+                                                                           1,434,533
          21,200  NII HOLDINGS INCORPORATED+                                                                             1,269,880
          52,880  SPRINT NEXTEL CORPORATION                                                                              1,311,424

                                                                                                                         4,015,837
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS - 1.25%
          12,790  MARSHALL & ILSLEY CORPORATION                                                                            584,759
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES - 1.81%
          38,380  WILLIAMS COMPANIES INCORPORATED                                                                          841,673
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.21%
          17,240  BROADCOM CORPORATION CLASS A+                                                                            708,736
           6,970  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             613,290
          25,980  MARVELL TECHNOLOGY GROUP LIMITED+                                                                      1,483,198
          17,920  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  727,552
          21,090  MOTOROLA INCORPORATED                                                                                    450,272
          12,270  NVIDIA CORPORATION+                                                                                      358,529
          19,570  QUALCOMM INCORPORATED                                                                                  1,004,724
          36,640  TEXAS INSTRUMENTS INCORPORATED                                                                         1,271,775

                                                                                                                         6,618,076
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS - 0.21%
           2,036  WRIGLEY WILLIAM JUNIOR COMPANY CLASS B                                                                    95,896
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES - 2.27%
          13,580  FEDERATED DEPARTMENT STORES INCORPORATED                                                               1,057,203
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.24%
          10,190  BEST BUY COMPANY INCORPORATED<<                                                                          577,365
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.91%
          19,640  HILTON HOTELS CORPORATION                                                                                529,102
          17,670  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            1,291,147

                                                                                                                         1,820,249
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.80%
          20,760  APPLE COMPUTER INCORPORATED+                                                                     $     1,461,296
          19,790  GRANT PRIDECO INCORPORATED+                                                                            1,013,248
          20,770  HEWLETT-PACKARD COMPANY                                                                                  674,402
           7,050  NATIONAL-OILWELL VARCO INCORPORATED+                                                                     486,239
          14,510  SANDISK CORPORATION+                                                                                     926,173

                                                                                                                         4,561,358
                                                                                                                   ---------------
INSURANCE CARRIERS - 8.60%
          15,190  AETNA INCORPORATED                                                                                       584,815
          17,250  ALLSTATE CORPORATION                                                                                     974,452
           9,620  CHUBB CORPORATION<<                                                                                      495,815
          27,470  WELLPOINT INCORPORATED+                                                                                1,950,370

                                                                                                                         4,005,452
                                                                                                                   ---------------
LEATHER & LEATHER PRODUCTS - 0.67%
           9,450  COACH INCORPORATED+                                                                                      312,039
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.51%
          11,470  BECTON DICKINSON & COMPANY                                                                               723,069
          18,220  MEDTRONIC INCORPORATED<<                                                                                 913,186

                                                                                                                         1,636,255
                                                                                                                   ---------------
METAL MINING - 2.63%
          21,000  NEWMONT MINING CORPORATION                                                                             1,225,560
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.49%
          19,800  JOHNSON & JOHNSON                                                                                      1,160,478
                                                                                                                   ---------------
MISCELLANEOUS RETAIL - 3.09%
          48,350  CVS CORPORATION                                                                                        1,436,962
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.00%
           8,640  AMERICAN EXPRESS COMPANY                                                                                 464,918
                                                                                                                   ---------------
OIL & GAS EXTRACTION - 3.50%
           9,180  CANADIAN NATURAL RESOURCES LIMITED                                                                       552,636
          13,310  TRANSOCEAN INCORPORATED+                                                                               1,079,042

                                                                                                                         1,631,678
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.61%
          11,550  VALERO ENERGY CORPORATION                                                                                747,747
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.94%
           2,890  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    436,824
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.28%
          38,390  CORNING INCORPORATED+                                                                                  1,060,716
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT - 4.24%
          24,540  HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,042,950
           4,130  ITT INDUSTRIES INCORPORATED                                                                              232,230
           7,750  TEXTRON INCORPORATED                                                                                     697,112

                                                                                                                         1,972,292
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 5.23%
          17,860  CARDINAL HEALTH INCORPORATED                                                                     $     1,202,871
          15,380  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     818,678
           5,050  NIKE INCORPORATED CLASS B                                                                                413,291

                                                                                                                         2,434,840
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $41,936,124)                                                                                  46,227,498
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING - 4.02%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.14%
          66,904  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    66,904
                                                                                                                   ---------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.88%
$          5,102  AMERICAN GENERAL FINANCE+/-++                                         4.93%       05/15/2007               5,104
           2,124  APRECO LLC++                                                          4.60        05/15/2006               2,120
           4,649  APRECO LLC++                                                          4.92        06/15/2006               4,620
          41,950  AQUIFER FUNDING LIMITED++                                             4.80        05/03/2006              41,939
          14,172  AQUIFER FUNDING LIMITED++                                             4.80        05/04/2006              14,167
          14,172  AQUINAS FUNDING LLC++                                                 5.04        06/23/2006              14,069
          28,967  ATLANTIC ASSET SECURITIZATION CORPORATION++                           4.86        05/11/2006              28,928
          28,345  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.81        11/03/2006              28,345
           6,803  ATLAS CAPITAL FUNDING CORPORATION++                                   4.60        05/15/2006               6,790
          14,172  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.93        12/22/2006              14,172
          14,172  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.94        10/20/2006              14,172
          14,172  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.98        04/25/2007              14,172
             929  ATOMIUM FUNDING CORPORATION++                                         4.81        05/03/2006                 929
          53,999  ATOMIUM FUNDING CORPORATION++                                         4.81        05/04/2006              53,977
          11,422  ATOMIUM FUNDING CORPORATION++                                         4.83        05/05/2006              11,416
           6,895  ATOMIUM FUNDING CORPORATION++                                         5.00        06/12/2006               6,855
          34,014  BASF AG++                                                             4.81        05/04/2006              34,000
          17,007  BEAR STEARNS & COMPANY+/-                                             4.93        10/04/2006              17,007
          29,041  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                    $29,045)                                                            4.92        05/01/2006              29,041
           1,967  BETA FINANCE INCORPORATED SERIES MTN+/-++                             4.91        06/02/2006               1,967
         311,793  BNP PARIBAS REPURCHASE AGREEMENT,(MATURITY VALUE $311,836)            4.93        05/01/2006             311,793
          18,876  BUCKINGHAM CDO LLC++                                                  4.96        05/23/2006              18,819
          28,345  BUCKINGHAM CDO LLC++                                                  5.08        07/24/2006              28,015
          34,125  BUCKINGHAM II CDO LLC++                                               4.86        05/08/2006              34,094
           3,968  BUCKINGHAM II CDO LLC++                                               4.95        05/24/2006               3,956
           7,370  CAIRN HIGH GRADE FUNDING I++                                          4.76        05/10/2006               7,361
          14,172  CAIRN HIGH GRADE FUNDING I++                                          4.81        05/02/2006              14,171
          11,338  CAIRN HIGH GRADE FUNDING I++                                          4.83        05/08/2006              11,327
           9,637  CAIRN HIGH GRADE FUNDING I++                                          4.93        05/18/2006               9,615
           7,823  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.68        05/08/2006               7,816
           2,521  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.69        05/10/2006               2,518
          11,338  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.70        05/12/2006              11,321
           5,852  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.80        05/05/2006               5,849
          18,248  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.83        05/09/2006              18,228
           5,669  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89        06/07/2006               5,640
          15,088  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.90        06/12/2006              15,001
          17,755  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.99        06/21/2006              17,630
           8,220  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.01        06/05/2006               8,180
          28,345  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.83        05/12/2006              28,303
          14,228  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.85        05/11/2006              14,209
          39,683  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       4.85        05/14/2006              39,683
          36,678  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                    5.00        05/25/2006              36,557
          17,574  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.92        05/04/2006              17,573
          14,172  CULLINAN FINANCE CORPORATION+/-++                                     4.71        11/15/2006              14,174
           7,370  DEER VALLEY FUNDING LLC++                                             4.78        05/03/2006               7,368

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         21,542  DEER VALLEY FUNDING LLC++                                             4.84%       05/08/2006              21,522
           1,109  DEER VALLEY FUNDING LLC++                                             4.89        05/15/2006               1,107
           9,061  DEER VALLEY FUNDING LLC++                                             4.92        05/16/2006               9,043
          70,520  DEUTSCHE BANK REPURCHASE AGREEMEN,(MATURITY VALUE $70,529)            4.82        05/01/2006              70,520
             907  EDISON ASSET SECURITIZATION LLC++                                     4.84        05/15/2006                 905
           1,134  EIFFEL FUNDING LLC++                                                  4.80        05/01/2006               1,134
          20,420  EUREKA SECURITIZATION INCORPORATED++                                  4.86        05/16/2006              20,379
          34,014  GEMINI SECURITIZATION INCORPORATED++                                  4.79        05/01/2006              34,014
             850  GEMINI SECURITIZATION INCORPORATED++                                  4.88        05/24/2006                 848
          25,496  GEORGE STREET FINANCE LLC++                                           4.80        05/02/2006              25,493
          13,606  GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.97        06/30/2006              13,605
           1,134  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           4.98        05/15/2007               1,134
           1,984  HBOS TREASURY SERVICES PLC+/-++                                       5.12        01/12/2007               1,986
           9,070  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.03        06/06/2006               9,070
             737  K2 USA LLC++                                                          4.61        05/02/2006                 737
           2,622  K2 USA LLC SERIES MTN+/-++                                            4.90        07/24/2006               2,622
           8,503  KAUPTHING BANK HF+/-++                                                4.98        03/20/2007               8,491
           2,268  KLIO II FUNDING CORPORATION++                                         4.96        06/30/2006               2,249
          18,951  KLIO III FUNDING CORPORATION++                                        4.93        05/22/2006              18,897
          27,250  KLIO III FUNDING CORPORATION++                                        4.96        06/30/2006              27,024
             567  LEXINGTON PARKER CAPITAL CORPORATION                                  4.60        05/02/2006                 567
           2,152  LEXINGTON PARKER CAPITAL CORPORATION++                                4.68        05/10/2006               2,149
          90,857  LEXINGTON PARKER CAPITAL CORPORATION++                                4.85        05/05/2006              90,809
             964  LEXINGTON PARKER CAPITAL CORPORATION                                  4.96        06/20/2006                 957
          14,172  LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                              4.84        05/26/2006              14,173
           1,134  LINKS FINANCE LLC SERIES MTN1+/-++                                    4.82        09/12/2006               1,134
           8,503  LIQUID FUNDING LIMITED+/-++                                           4.79        12/01/2006               8,503
          13,039  LIQUID FUNDING LIMITED+/-++                                           4.88        08/14/2006              13,039
           3,401  LIQUID FUNDING LIMITED SERIES MTN+/-++                                4.85        02/20/2007               3,401
           5,669  MBIA GLOBAL FUNDING LLC+/-++                                          4.92        02/20/2007               5,669
          28,487  MERRILL LYNCH & COMPANY SERIES MTN+/-                                 5.28        10/27/2006              28,509
          17,007  MORGAN STANLEY+/-                                                     4.94        10/10/2006              17,007
           2,622  MORGAN STANLEY SERIES EXL+/-                                          4.93        08/13/2010               2,623
          12,812  MORTGAGE INTEREST NET TRUST                                           4.76        05/03/2006              12,808
             567  NATIONWIDE BUILDING SOC+/-++                                          5.20        07/21/2006                 567
           2,527  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             4.91        06/26/2006               2,508
             910  NORDEA NORTH AMERICA INCORPORATED                                     4.80        05/03/2006                 910
           1,814  NORDEA NORTH AMERICA INCORPORATED                                     4.81        05/09/2006               1,812
           1,077  NORDEA NORTH AMERICA INCORPORATED                                     4.87        05/15/2006               1,075
           1,698  NORTH SEA FUNDING LLC++                                               5.00        06/26/2006               1,685
          28,345  NORTHERN ROCK PLC+/-++                                                4.83        02/05/2007              28,346
           2,293  RACERS TRUST 2004-6-MM+/-++                                           4.95        05/22/2006               2,293
          10,684  REGENCY MARKETS LLC++                                                 5.06        07/20/2006              10,566
             567  SCALDIS CAPITAL LIMITED++                                             4.91        06/15/2006                 563
          28,285  SEDNA FINANCE INCORPORATED++                                          4.86        05/02/2006              28,282
          11,338  SLM CORPORATION+/-++                                                  4.86        05/04/2007              11,335
           4,535  SWEDBANK (FORENINGS SPARBANKEN)                                       4.81        05/09/2006               4,530
           2,834  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                               5.06        07/18/2006               2,804
           2,268  TANGO FINANCE CORPORATION++                                           4.94        06/21/2006               2,252
           6,555  TANGO FINANCE CORPORATION SERIES MTN+/-++                             4.90        10/25/2006               6,557
          17,137  THUNDER BAY FUNDING INCORPORATED++                                    5.00        06/16/2006              17,028
          20,189  TIERRA ALTA FUNDING I LIMITED++                                       4.82        05/10/2006              20,165
          29,219  TIERRA ALTA FUNDING I LIMITED++                                       4.83        05/11/2006              29,180
           3,277  TRAVELERS INSURANCE COMPANY+/-                                        4.92        02/09/2007               3,277
          14,172  UNICREDITO ITALIANO SERIES LIB+/-                                     4.86        03/09/2007              14,172
          21,542  US BANK NA SERIES BKNT+/-                                             5.13        07/28/2006              21,543
           1,701  VERSAILLES CDS LLC++                                                  4.87        05/15/2006               1,697
          14,172  VERSAILLES CDS LLC++                                                  4.99        06/20/2006              14,075
             567  VERSAILLES CDS LLC++                                                  5.00        06/21/2006                 563
           5,988  VERSAILLES CDS LLC++                                                  5.04        06/28/2006               5,940
           5,669  WHISTLEJACKET CAPITAL LIMITED+/-++                                    4.80        06/09/2006               5,669
           2,834  WHISTLEJACKET CAPITAL LIMITED++                                       4.91        05/15/2006               2,829

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR LARGE CAP FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$          9,158  WHISTLEJACKET CAPITAL LIMITED++                                       5.02%       06/26/2006               9,087
           2,834  WHITE PINE FINANCE LLC++                                              4.80        05/05/2006               2,833
           2,314  WHITE PINE FINANCE LLC++                                              4.83        05/25/2006               2,306
          14,172  WHITE PINE FINANCE LLC+/-++                                           4.85        07/17/2006              14,172
           1,742  WHITE PINE FINANCE LLC++                                              4.91        06/20/2006               1,729
          14,960  WHITE PINE FINANCE LLC++                                              4.92        06/22/2006              14,853
          13,606  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               4.84        06/12/2006              13,606

                                                                                                                         1,805,928
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,872,832)                                                                1,872,832
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.29%
         599,514  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                              599,514
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $599,514)                                                                               599,514
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $44,408,470)*                                           104.60%                                              $    48,699,844

OTHER ASSETS AND LIABILITIES, NET                              (4.60)                                                   (2,143,799)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $    46,556,045
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $599,514.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.74%

BUSINESS SERVICES - 8.29%
         172,800  ADOBE SYSTEMS INCORPORATED+                                                                      $     6,773,760
          37,982  GOOGLE INCORPORATED CLASS A+                                                                          15,874,197
       1,008,840  YAHOO! INCORPORATED+                                                                                  33,069,775

                                                                                                                        55,717,732
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS - 6.34%
         265,800  AMGEN INCORPORATED+                                                                                   17,994,660
         167,240  GENZYME CORPORATION+                                                                                  10,228,399
         251,200  GILEAD SCIENCES INCORPORATED+                                                                         14,444,000

                                                                                                                        42,667,059
                                                                                                                   ---------------

COMMUNICATIONS - 12.61%
         910,900  COMCAST CORPORATION CLASS A+<<                                                                        28,192,355
         521,194  NII HOLDINGS INCORPORATED+                                                                            31,219,521
       1,022,600  SPRINT NEXTEL CORPORATION                                                                             25,360,480

                                                                                                                        84,772,356
                                                                                                                   ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.84%
         562,800  WILLIAMS COMPANIES INCORPORATED                                                                       12,342,204
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 17.22%
         252,050  BROADCOM CORPORATION CLASS A+                                                                         10,361,775
         209,620  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          18,444,464
         371,800  MARVELL TECHNOLOGY GROUP LIMITED+                                                                     21,226,062
         328,200  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                               13,324,920
         605,200  MOTOROLA INCORPORATED                                                                                 12,921,020
         277,000  QUALCOMM INCORPORATED                                                                                 14,221,180
         729,700  TEXAS INSTRUMENTS INCORPORATED                                                                        25,327,887

                                                                                                                       115,827,308
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS - 0.19%
          26,594  WRIGLEY WILLIAM JUNIOR COMPANY CLASS B                                                                 1,252,589
                                                                                                                   ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.85%
         354,800  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           25,925,236
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.42%
         326,600  APPLE COMPUTER INCORPORATED+                                                                          22,989,374
         393,700  GRANT PRIDECO INCORPORATED+                                                                           20,157,440

                                                                                                                        43,146,814
                                                                                                                   ---------------

INSURANCE CARRIERS - 10.22%
         328,900  AETNA INCORPORATED                                                                                    12,662,650
         354,210  ALLSTATE CORPORATION                                                                                  20,009,323
         508,100  WELLPOINT INCORPORATED+                                                                               36,075,100

                                                                                                                        68,747,073
                                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.99%
         187,500  BECTON DICKINSON & COMPANY                                                                            11,820,000
         299,300  MEDTRONIC INCORPORATED<<                                                                              15,000,916

                                                                                                                        26,820,916
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
METAL MINING - 2.91%
         335,100  NEWMONT MINING CORPORATION                                                                       $    19,556,436
                                                                                                                   ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.60%
         298,000  JOHNSON & JOHNSON                                                                                     17,465,780
                                                                                                                   ---------------

MISCELLANEOUS RETAIL - 4.67%
       1,057,400  CVS CORPORATION                                                                                       31,425,928
                                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.81%
         226,000  AMERICAN EXPRESS COMPANY                                                                              12,161,060
                                                                                                                   ---------------

OIL & GAS EXTRACTION - 2.76%
         228,800  TRANSOCEAN INCORPORATED+                                                                              18,548,816
                                                                                                                   ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.59%
         269,300  VALERO ENERGY CORPORATION                                                                             17,434,482
                                                                                                                   ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.70%
         415,000  CORNING INCORPORATED+                                                                                 11,466,450
                                                                                                                   ---------------

THEATERS & ENTERTAINMENT - 1.00%
         319,500  REGAL ENTERTAINMENT GROUP CLASS A                                                                      6,715,890
                                                                                                                   ---------------

TRANSPORTATION EQUIPMENT - 5.14%
         539,100  HONEYWELL INTERNATIONAL INCORPORATED                                                                  22,911,750
         129,500  TEXTRON INCORPORATED                                                                                  11,648,525

                                                                                                                        34,560,275
                                                                                                                   ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.59%
         258,200  CARDINAL HEALTH INCORPORATED                                                                          17,389,770
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $617,155,902)                                                                                663,944,174
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING - 4.34%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.15%
       1,042,809  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,042,809
                                                                                                                   ---------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.19%
$         79,524  AMERICAN GENERAL FINANCE+/-++                                         4.93%        05/15/2007             79,557
          33,108  APRECO LLC++                                                          4.60         05/15/2006             33,046
          72,464  APRECO LLC++                                                          4.92         06/15/2006             72,015
         653,863  AQUIFER FUNDING LIMITED++                                             4.80         05/03/2006            653,686
         220,900  AQUIFER FUNDING LIMITED++                                             4.80         05/04/2006            220,811
         220,900  AQUINAS FUNDING LLC++                                                 5.04         06/23/2006            219,287
         451,501  ATLANTIC ASSET SECURITIZATION CORPORATION++                           4.86         05/11/2006            450,892
         441,799  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.81         11/03/2006            441,799
         106,032  ATLAS CAPITAL FUNDING CORPORATION++                                   4.60         05/15/2006            105,831
         220,900  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.93         12/22/2006            220,900
         220,900  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.94         10/20/2006            220,900
         220,900  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.98         04/25/2007            220,900
          14,482  ATOMIUM FUNDING CORPORATION++                                         4.81         05/03/2006             14,478
         841,654  ATOMIUM FUNDING CORPORATION++                                         4.81         05/04/2006            841,318
         178,036  ATOMIUM FUNDING CORPORATION++                                         4.83         05/05/2006            177,942
         107,463  ATOMIUM FUNDING CORPORATION++                                         5.00         06/12/2006            106,843
         530,159  BASF AG++                                                             4.81         05/04/2006            529,947
         265,080  BEAR STEARNS & COMPANY+/-                                             4.93         10/04/2006            265,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        452,651  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                     $452,713)                                                          4.92%        05/01/2006            452,651
          30,652  BETA FINANCE INCORPORATED SERIES MTN+/-++                             4.91         06/02/2006             30,654
       4,859,792  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $4,860,458)          4.93         05/01/2006          4,859,792
         294,212  BUCKINGHAM CDO LLC++                                                  4.96         05/23/2006            293,326
         441,799  BUCKINGHAM CDO LLC++                                                  5.08         07/24/2006            436,666
         531,900  BUCKINGHAM II CDO LLC++                                               4.86         05/08/2006            531,405
          61,852  BUCKINGHAM II CDO LLC++                                               4.95         05/24/2006             61,657
         114,868  CAIRN HIGH GRADE FUNDING I++                                          4.76         05/10/2006            114,728
         220,900  CAIRN HIGH GRADE FUNDING I++                                          4.81         05/02/2006            220,871
         176,720  CAIRN HIGH GRADE FUNDING I++                                          4.83         05/08/2006            176,555
         150,212  CAIRN HIGH GRADE FUNDING I++                                          4.93         05/18/2006            149,865
         121,937  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.68         05/08/2006            121,823
          39,294  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.69         05/10/2006             39,246
         176,720  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.70         05/12/2006            176,456
          91,214  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.80         05/05/2006             91,166
         284,422  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.83         05/09/2006            284,114
          88,360  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/07/2006             87,910
         235,170  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.90         06/12/2006            233,813
         276,743  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.99         06/21/2006            274,798
         128,122  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.01         06/05/2006            127,505
         441,799  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.83         05/12/2006            441,141
         221,766  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.85         05/11/2006            221,466
         618,519  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       4.85         05/14/2006            618,519
         571,688  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                    5.00         05/25/2006            569,807
         273,916  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.92         05/04/2006            273,899
         220,900  CULLINAN FINANCE CORPORATION+/-++                                     4.71         11/15/2006            220,922
         114,868  DEER VALLEY FUNDING LLC++                                             4.78         05/03/2006            114,837
         335,767  DEER VALLEY FUNDING LLC++                                             4.84         05/08/2006            335,455
          17,292  DEER VALLEY FUNDING LLC++                                             4.89         05/15/2006             17,259
         141,234  DEER VALLEY FUNDING LLC++                                             4.92         05/16/2006            140,948
       1,099,165  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $1,099,312)        4.82         05/01/2006          1,099,165
          14,138  EDISON ASSET SECURITIZATION LLC++                                     4.84         05/15/2006             14,111
          17,672  EIFFEL FUNDING LLC++                                                  4.80         05/01/2006             17,672
         318,281  EUREKA SECURITIZATION INCORPORATED++                                  4.86         05/16/2006            317,635
         530,159  GEMINI SECURITIZATION INCORPORATED++                                  4.79         05/01/2006            530,159
          13,254  GEMINI SECURITIZATION INCORPORATED++                                  4.88         05/24/2006             13,212
         397,398  GEORGE STREET FINANCE LLC++                                           4.80         05/02/2006            397,347
         212,064  GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.97         06/30/2006            212,064
          17,672  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           4.98         05/15/2007             17,676
          30,926  HBOS TREASURY SERVICES PLC+/-++                                       5.12         01/12/2007             30,957
         141,376  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.03         06/06/2006            141,376
          11,487  K2 USA LLC++                                                          4.61         05/02/2006             11,485
          40,866  K2 USA LLC SERIES MTN+/-++                                            4.90         07/24/2006             40,875
         132,540  KAUPTHING BANK HF+/-++                                                4.98         03/20/2007            132,338
          35,344  KLIO II FUNDING CORPORATION++                                         4.96         06/30/2006             35,052
         295,378  KLIO III FUNDING CORPORATION++                                        4.93         05/22/2006            294,533
         424,728  KLIO III FUNDING CORPORATION++                                        4.96         06/30/2006            421,216
           8,836  LEXINGTON PARKER CAPITAL CORPORATION                                  4.60         05/02/2006              8,835
          33,541  LEXINGTON PARKER CAPITAL CORPORATION++                                4.68         05/10/2006             33,500
       1,416,152  LEXINGTON PARKER CAPITAL CORPORATION++                                4.85         05/05/2006          1,415,402
          15,021  LEXINGTON PARKER CAPITAL CORPORATION                                  4.96         06/20/2006             14,918
         220,900  LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                              4.84         05/26/2006            220,904
          17,672  LINKS FINANCE LLC SERIES MTN1+/-++                                    4.82         09/12/2006             17,672
         132,540  LIQUID FUNDING LIMITED+/-++                                           4.79         12/01/2006            132,540
         203,228  LIQUID FUNDING LIMITED+/-++                                           4.88         08/14/2006            203,228
          53,016  LIQUID FUNDING LIMITED SERIES MTN+/-++                                4.85         02/20/2007             53,017
          88,360  MBIA GLOBAL FUNDING LLC+/-++                                          4.92         02/20/2007             88,355
         444,008  MERRILL LYNCH & COMPANY SERIES MTN+/-                                 5.28         10/27/2006            444,363
         265,080  MORGAN STANLEY+/-                                                     4.94         10/10/2006            265,080
          40,866  MORGAN STANLEY SERIES EXL+/-                                          4.93         08/13/2010             40,876

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        199,693  MORTGAGE INTEREST NET TRUST                                           4.76%        05/03/2006            199,639
           8,836  NATIONWIDE BUILDING SOC+/-++                                          5.20         07/21/2006              8,839
          39,391  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             4.91         06/26/2006             39,087
          14,182  NORDEA NORTH AMERICA INCORPORATED                                     4.80         05/03/2006             14,178
          28,275  NORDEA NORTH AMERICA INCORPORATED                                     4.81         05/09/2006             28,245
          16,788  NORDEA NORTH AMERICA INCORPORATED                                     4.87         05/15/2006             16,757
          26,464  NORTH SEA FUNDING LLC++                                               5.00         06/26/2006             26,259
         441,799  NORTHERN ROCK PLC+/-++                                                4.83         02/05/2007            441,821
          35,742  RACERS TRUST 2004-6-MM+/-++                                           4.95         05/22/2006             35,747
         166,532  REGENCY MARKETS LLC++                                                 5.06         07/20/2006            164,688
           8,836  SCALDIS CAPITAL LIMITED++                                             4.91         06/15/2006              8,781
         440,872  SEDNA FINANCE INCORPORATED++                                          4.86         05/02/2006            440,814
         176,720  SLM CORPORATION+/-++                                                  4.86         05/04/2007            176,676
          70,688  SWEDBANK (FORENINGS SPARBANKEN)                                       4.81         05/09/2006             70,612
          44,180  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                               5.06         07/18/2006             43,703
          35,344  TANGO FINANCE CORPORATION++                                           4.94         06/21/2006             35,095
         102,171  TANGO FINANCE CORPORATION SERIES MTN+/-++                             4.90         10/25/2006            102,204
         267,103  THUNDER BAY FUNDING INCORPORATED++                                    5.00         06/16/2006            265,410
         314,685  TIERRA ALTA FUNDING I LIMITED++                                       4.82         05/10/2006            314,301
         455,424  TIERRA ALTA FUNDING I LIMITED++                                       4.83         05/11/2006            454,810
          51,081  TRAVELERS INSURANCE COMPANY+/-                                        4.92         02/09/2007             51,080
         220,900  UNICREDITO ITALIANO SERIES LIB+/-                                     4.86         03/09/2007            220,895
         335,767  US BANK NA SERIES BKNT+/-                                             5.13         07/28/2006            335,784
          26,508  VERSAILLES CDS LLC++                                                  4.87         05/15/2006             26,458
         220,900  VERSAILLES CDS LLC++                                                  4.99         06/20/2006            219,378
           8,836  VERSAILLES CDS LLC++                                                  5.00         06/21/2006              8,774
          93,326  VERSAILLES CDS LLC++                                                  5.04         06/28/2006             92,580
          88,360  WHISTLEJACKET CAPITAL LIMITED+/-++                                    4.80         06/09/2006             88,360
          44,180  WHISTLEJACKET CAPITAL LIMITED++                                       4.91         05/15/2006             44,096
         142,745  WHISTLEJACKET CAPITAL LIMITED++                                       5.02         06/26/2006            141,643
          44,180  WHITE PINE FINANCE LLC++                                              4.80         05/05/2006             44,156
          36,069  WHITE PINE FINANCE LLC++                                              4.83         05/25/2006             35,950
         220,900  WHITE PINE FINANCE LLC+/-++                                           4.85         07/17/2006            220,900
          27,144  WHITE PINE FINANCE LLC++                                              4.91         06/20/2006             26,957
         233,173  WHITE PINE FINANCE LLC++                                              4.92         06/22/2006            231,503
         212,064  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               4.84         06/12/2006            212,072

                                                                                                                        28,148,301
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,191,110)                                                              29,191,110
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.41%
      16,221,857  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                            16,221,857
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,221,857)                                                                         16,221,857
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $662,568,869)*                                          105.49%                                              $   709,357,141

OTHER ASSETS AND LIABILITIES, NET                              (5.49)                                                  (36,940,520)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $   672,416,621
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ENDEAVOR SELECT FUND
--------------------------------------------------------------------------------

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,221,857.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.65%

APPAREL & ACCESSORY STORES - 6.69%
         160,000  GAP INCORPORATED                                                                                 $     2,894,400
          90,000  ROSS STORES INCORPORATED                                                                               2,757,600

                                                                                                                         5,652,000
                                                                                                                   ---------------

BUSINESS SERVICES - 5.59%
          10,000  FIRST DATA CORPORATION                                                                                   476,900
         160,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         1,532,800
         112,500  MICROSOFT CORPORATION                                                                                  2,716,875

                                                                                                                         4,726,575
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS - 9.84%
          89,100  MEDIMMUNE INCORPORATED+                                                                                2,803,977
         122,500  PFIZER INCORPORATED                                                                                    3,102,925
          49,500  WYETH                                                                                                  2,409,165

                                                                                                                         8,316,067
                                                                                                                   ---------------

COMMUNICATIONS - 3.94%
         108,000  COMCAST CORPORATION CLASS A+                                                                           3,329,640
                                                                                                                   ---------------

DEPOSITORY INSTITUTIONS - 13.63%
          63,700  BANK OF AMERICA CORPORATION                                                                            3,179,904
          75,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                  2,636,250
          63,700  CITIGROUP INCORPORATED                                                                                 3,181,815
          55,600  JP MORGAN CHASE & COMPANY                                                                              2,523,128

                                                                                                                        11,521,097
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 17.72%
         117,000  AMERICAN POWER CONVERSION CORPORATION                                                                  2,602,080
          36,000  CISCO SYSTEMS INCORPORATED+                                                                              754,200
          93,000  GENERAL ELECTRIC COMPANY                                                                               3,216,870
         133,000  INTEL CORPORATION                                                                                      2,657,340
         115,400  NOVELLUS SYSTEMS INCORPORATED+                                                                         2,850,380
         186,000  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                 2,896,020

                                                                                                                        14,976,890
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES - 3.57%
          67,000  WAL-MART STORES INCORPORATED<<                                                                         3,017,010
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.38%
         268,000  SYMBOL TECHNOLOGIES INCORPORATED                                                                       2,854,200
                                                                                                                   ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 3.43%
          94,600  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                              2,901,382
                                                                                                                   ---------------

INSURANCE CARRIERS - 3.86%
          50,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              3,262,500
                                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.27%
         119,000  BOSTON SCIENTIFIC CORPORATION+<<                                                                       2,765,560
                                                                                                                   ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.50%
          80,000  TYCO INTERNATIONAL LIMITED                                                                             2,108,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
MOTION PICTURES - 5.67%
         187,000  TIME WARNER INCORPORATED                                                                         $     3,253,800
          55,000  WALT DISNEY COMPANY                                                                                    1,537,800

                                                                                                                         4,791,600
                                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.67%
           9,250  FREDDIE MAC                                                                                              564,805
                                                                                                                   ---------------

OIL & GAS EXTRACTION - 3.23%
          46,800  TIDEWATER INCORPORATED                                                                                 2,725,632
                                                                                                                   ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.21%
          31,500  CHEVRON CORPORATION                                                                                    1,922,130
          39,248  EXXON MOBIL CORPORATION                                                                                2,475,764

                                                                                                                         4,397,894
                                                                                                                   ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.45%
          31,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                   2,364,060
          48,000  MORGAN STANLEY                                                                                         3,086,400

                                                                                                                         5,450,460
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $81,834,900)                                                                                  83,361,312
                                                                                                                   ---------------

COLLATERAL FOR SECURITIES LENDING - 10.12%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.36%

         305,603  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   305,603
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.76%

$         23,305  AMERICAN GENERAL FINANCE+/-++                                        4.93%         05/15/2007             23,315
           9,703  APRECO LLC++                                                         4.60          05/15/2006              9,684
          21,236  APRECO LLC++                                                         4.92          06/15/2006             21,105
         191,620  AQUIFER FUNDING LIMITED++                                            4.80          05/03/2006            191,568
          64,736  AQUIFER FUNDING LIMITED++                                            4.80          05/04/2006             64,710
          64,736  AQUINAS FUNDING LLC++                                                5.04          06/23/2006             64,264
         132,316  ATLANTIC ASSET SECURITIZATION CORPORATION++                          4.86          05/11/2006            132,137
         129,473  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    4.81          11/03/2006            129,473
          31,073  ATLAS CAPITAL FUNDING CORPORATION++                                  4.60          05/15/2006             31,015
          64,736  ATLAS CAPITAL FUNDING CORPORATION+/-++                               4.93          12/22/2006             64,736
          64,736  ATLAS CAPITAL FUNDING CORPORATION+/-++                               4.94          10/20/2006             64,736
          64,736  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    4.98          04/25/2007             64,736
           4,244  ATOMIUM FUNDING CORPORATION++                                        4.81          05/03/2006              4,243
         246,653  ATOMIUM FUNDING CORPORATION++                                        4.81          05/04/2006            246,555
          52,175  ATOMIUM FUNDING CORPORATION++                                        4.83          05/05/2006             52,147
          31,493  ATOMIUM FUNDING CORPORATION++                                        5.00          06/12/2006             31,311
         155,367  BASF AG++                                                            4.81          05/04/2006            155,305
          77,684  BEAR STEARNS & COMPANY+/-                                            4.93          10/04/2006             77,684
         132,653  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                     $132,671)                                                         4.92          05/01/2006            132,653
           8,983  BETA FINANCE INCORPORATED SERIES MTN+/-++                            4.91          06/02/2006              8,983
       1,424,200  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $1,424,395)         4.93          05/01/2006          1,424,200
          86,221  BUCKINGHAM CDO LLC++                                                 4.96          05/23/2006             85,962
         129,473  BUCKINGHAM CDO LLC++                                                 5.08          07/24/2006            127,968
         155,877  BUCKINGHAM II CDO LLC++                                              4.86          05/08/2006            155,732
          18,126  BUCKINGHAM II CDO LLC++                                              4.95          05/24/2006             18,069
          33,663  CAIRN HIGH GRADE FUNDING I++                                         4.76          05/10/2006             33,622
          64,736  CAIRN HIGH GRADE FUNDING I++                                         4.81          05/02/2006             64,728

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         51,789  CAIRN HIGH GRADE FUNDING I++                                         4.83%         05/08/2006             51,741
          44,021  CAIRN HIGH GRADE FUNDING I++                                         4.93          05/18/2006             43,919
          35,734  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.68          05/08/2006             35,701
          11,515  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.69          05/10/2006             11,501
          51,789  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.70          05/12/2006             51,712
          26,731  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.80          05/05/2006             26,717
          83,352  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.83          05/09/2006             83,262
          25,895  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.89          06/07/2006             25,763
          68,918  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.90          06/12/2006             68,521
          81,102  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.99          06/21/2006             80,532
          37,547  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  5.01          06/05/2006             37,367
         129,473  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         4.83          05/12/2006            129,280
          64,990  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         4.85          05/11/2006             64,902
         181,262  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      4.85          05/14/2006            181,262
         167,538  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.00          05/25/2006            166,987
          80,273  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.92          05/04/2006             80,268
          64,736  CULLINAN FINANCE CORPORATION+/-++                                    4.71          11/15/2006             64,743
          33,663  DEER VALLEY FUNDING LLC++                                            4.78          05/03/2006             33,654
          98,399  DEER VALLEY FUNDING LLC++                                            4.84          05/08/2006             98,308
           5,068  DEER VALLEY FUNDING LLC++                                            4.89          05/15/2006              5,058
          41,390  DEER VALLEY FUNDING LLC++                                            4.92          05/16/2006             41,306
         322,119  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $322,162)         4.82          05/01/2006            322,119
           4,143  EDISON ASSET SECURITIZATION LLC++                                    4.84          05/15/2006              4,135
           5,179  EIFFEL FUNDING LLC++                                                 4.80          05/01/2006              5,179
          93,275  EUREKA SECURITIZATION INCORPORATED++                                 4.86          05/16/2006             93,085
         155,367  GEMINI SECURITIZATION INCORPORATED++                                 4.79          05/01/2006            155,367
           3,884  GEMINI SECURITIZATION INCORPORATED++                                 4.88          05/24/2006              3,872
         116,461  GEORGE STREET FINANCE LLC++                                          4.80          05/02/2006            116,446
          62,147  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.97          06/30/2006             62,147
           5,179  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          4.98          05/15/2007              5,180
           9,063  HBOS TREASURY SERVICES PLC+/-++                                      5.12          01/12/2007              9,072
          41,431  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.03          06/06/2006             41,431
           3,366  K2 USA LLC++                                                         4.61          05/02/2006              3,366
          11,976  K2 USA LLC SERIES MTN+/-++                                           4.90          07/24/2006             11,979
          38,842  KAUPTHING BANK HF+/-++                                               4.98          03/20/2007             38,783
          10,358  KLIO II FUNDING CORPORATION++                                        4.96          06/30/2006             10,272
          86,563  KLIO III FUNDING CORPORATION++                                       4.93          05/22/2006             86,315
         124,470  KLIO III FUNDING CORPORATION++                                       4.96          06/30/2006            123,441
           2,589  LEXINGTON PARKER CAPITAL CORPORATION                                 4.60          05/02/2006              2,589
           9,830  LEXINGTON PARKER CAPITAL CORPORATION++                               4.68          05/10/2006              9,818
         415,015  LEXINGTON PARKER CAPITAL CORPORATION++                               4.85          05/05/2006            414,795
           4,402  LEXINGTON PARKER CAPITAL CORPORATION                                 4.96          06/20/2006              4,372
          64,736  LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                             4.84          05/26/2006             64,738
           5,179  LINKS FINANCE LLC SERIES MTN1+/-++                                   4.82          09/12/2006              5,179
          38,842  LIQUID FUNDING LIMITED+/-++                                          4.79          12/01/2006             38,842
          59,557  LIQUID FUNDING LIMITED+/-++                                          4.88          08/14/2006             59,557
          15,537  LIQUID FUNDING LIMITED SERIES MTN+/-++                               4.85          02/20/2007             15,537
          25,895  MBIA GLOBAL FUNDING LLC+/-++                                         4.92          02/20/2007             25,893
         130,120  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28          10/27/2006            130,224
          77,684  MORGAN STANLEY+/-                                                    4.94          10/10/2006             77,684
          11,976  MORGAN STANLEY SERIES EXL+/-                                         4.93          08/13/2010             11,979
          58,522  MORTGAGE INTEREST NET TRUST                                          4.76          05/03/2006             58,506
           2,589  NATIONWIDE BUILDING SOC+/-++                                         5.20          07/21/2006              2,590
          11,544  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.91          06/26/2006             11,455
           4,156  NORDEA NORTH AMERICA INCORPORATED                                    4.80          05/03/2006              4,155
           8,286  NORDEA NORTH AMERICA INCORPORATED                                    4.81          05/09/2006              8,277
           4,920  NORDEA NORTH AMERICA INCORPORATED                                    4.87          05/15/2006              4,911
           7,755  NORTH SEA FUNDING LLC++                                              5.00          06/26/2006              7,696
         129,473  NORTHERN ROCK PLC+/-++                                               4.83          02/05/2007            129,479
          10,474  RACERS TRUST 2004-6-MM+/-++                                          4.95          05/22/2006             10,476
          48,803  REGENCY MARKETS LLC++                                                5.06          07/20/2006             48,263
           2,589  SCALDIS CAPITAL LIMITED++                                            4.91          06/15/2006              2,573

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE COMPANY CORE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        129,201  SEDNA FINANCE INCORPORATED++                                         4.86%         05/02/2006            129,184
          51,789  SLM CORPORATION+/-++                                                 4.86          05/04/2007             51,776
          20,716  SWEDBANK (FORENINGS SPARBANKEN)                                      4.81          05/09/2006             20,693
          12,947  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.06          07/18/2006             12,808
          10,358  TANGO FINANCE CORPORATION++                                          4.94          06/21/2006             10,285
          29,942  TANGO FINANCE CORPORATION SERIES MTN+/-++                            4.90          10/25/2006             29,952
          78,277  THUNDER BAY FUNDING INCORPORATED++                                   5.00          06/16/2006             77,780
          92,221  TIERRA ALTA FUNDING I LIMITED++                                      4.82          05/10/2006             92,108
         133,466  TIERRA ALTA FUNDING I LIMITED++                                      4.83          05/11/2006            133,286
          14,970  TRAVELERS INSURANCE COMPANY+/-                                       4.92          02/09/2007             14,969
          64,736  UNICREDITO ITALIANO SERIES LIB+/-                                    4.86          03/09/2007             64,735
          98,399  US BANK NA SERIES BKNT+/-                                            5.13          07/28/2006             98,404
           7,768  VERSAILLES CDS LLC++                                                 4.87          05/15/2006              7,754
          64,736  VERSAILLES CDS LLC++                                                 4.99          06/20/2006             64,290
           2,589  VERSAILLES CDS LLC++                                                 5.00          06/21/2006              2,571
          27,350  VERSAILLES CDS LLC++                                                 5.04          06/28/2006             27,131
          25,895  WHISTLEJACKET CAPITAL LIMITED+/-++                                   4.80          06/09/2006             25,895
          12,947  WHISTLEJACKET CAPITAL LIMITED++                                      4.91          05/15/2006             12,923
          41,833  WHISTLEJACKET CAPITAL LIMITED++                                      5.02          06/26/2006             41,510
          12,947  WHITE PINE FINANCE LLC++                                             4.80          05/05/2006             12,940
          10,570  WHITE PINE FINANCE LLC++                                             4.83          05/25/2006             10,535
          64,736  WHITE PINE FINANCE LLC+/-++                                          4.85          07/17/2006             64,736
           7,955  WHITE PINE FINANCE LLC++                                             4.91          06/20/2006              7,900
          68,333  WHITE PINE FINANCE LLC++                                             4.92          06/22/2006             67,844
          62,147  WHITE PINE FINANCE LLC SERIES MTN1+/-++                              4.84          06/12/2006             62,149

                                                                                                                         8,249,080
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,554,683)                                                                8,554,683
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.73%
         619,013  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                               619,013
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $619,013)                                                                               619,013
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $91,008,596)*                                           109.50%                                              $    92,535,008

OTHER ASSETS AND LIABILITIES, NET                              (9.50)                                                   (8,028,937)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $    84,506,071
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $619,013.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 90.61%

BUSINESS SERVICES - 3.16%
         388,000  MICROSOFT CORPORATION                                                                            $     9,370,200
           2,000  SYMANTEC CORPORATION+                                                                                     32,760

                                                                                                                         9,402,960
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS - 2.83%
             290  BASF AG ADR                                                                                               24,812
          60,000  BRISTOL-MYERS SQUIBB COMPANY                                                                           1,522,800
          40,000  DOW CHEMICAL COMPANY                                                                                   1,624,400
          50,631  E.I. DU PONT DE NEMOURS & COMPANY                                                                      2,232,827
         120,000  PFIZER INCORPORATED                                                                                    3,039,600
              60  TRONOX INCORPORATED CLASS B+                                                                               1,038

                                                                                                                         8,445,477
                                                                                                                   ---------------
COMMUNICATIONS - 11.83%
           1,000  ALLTEL CORPORATION                                                                                        64,370
         210,632  AT&T INCORPORATED                                                                                      5,520,665
          98,000  BELLSOUTH CORPORATION                                                                                  3,310,440
           9,000  CENTURYTEL INCORPORATED                                                                                  339,300
         230,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                              6,561,900
         345,000  COMCAST CORPORATION CLASS A+<<                                                                        10,677,750
         600,000  CUMULUS MEDIA INCORPORATED CLASS A+                                                                    6,336,000
          18,700  LIBERTY GLOBAL INCORPORATED CLASS A+                                                                     387,277
          18,700  LIBERTY GLOBAL INCORPORATED SERIES C+                                                                    373,439
           1,700  LIVE NATION INCORPORATED+                                                                                 32,300
          60,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                         402,600
          51,000  SPRINT NEXTEL CORPORATION                                                                              1,264,800

                                                                                                                        35,270,841
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS - 9.33%
         100,000  BANK OF AMERICA CORPORATION                                                                            4,992,000
          35,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,230,250
         104,000  CITIGROUP INCORPORATED                                                                                 5,194,800
           8,000  COMPASS BANCSHARES INCORPORATED<<                                                                        439,680
          75,240  JP MORGAN CHASE & COMPANY                                                                              3,414,391
          41,600  KEYCORP                                                                                                1,589,952
           1,000  MELLON FINANCIAL CORPORATION                                                                              37,630
          32,000  NATIONAL CITY CORPORATION<<                                                                            1,180,800
          56,791  REGIONS FINANCIAL CORPORATION                                                                          2,073,440
          47,000  US BANCORP                                                                                             1,477,680
         103,224  WACHOVIA CORPORATION                                                                                   6,177,956

                                                                                                                        27,808,579
                                                                                                                   ---------------
EATING & DRINKING PLACES - 0.01%
           1,000  MCDONALD'S CORPORATION                                                                                    34,570
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES - 3.09%
          51,000  DTE ENERGY COMPANY                                                                                     2,079,780
          25,600  KEYSPAN CORPORATION                                                                                    1,033,728
          14,000  PROGRESS ENERGY INCORPORATED                                                                             599,200
         147,000  WASTE MANAGEMENT INCORPORATED                                                                          5,506,620

                                                                                                                         9,219,328
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.07%
         350,000  GENERAL ELECTRIC COMPANY                                                                              12,106,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
           1,000  NOKIA OYJ ADR                                                                                    $        22,660

                                                                                                                        12,129,160
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS - 10.80%
          13,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    579,540
         345,000  COCA-COLA ENTERPRISES INCORPORATED                                                                     6,737,850
          60,000  CONAGRA FOODS INCORPORATED                                                                             1,360,800
         258,000  DEL MONTE FOODS COMPANY                                                                                3,008,280
         221,900  KRAFT FOODS INCORPORATED CLASS A                                                                       6,932,156
         115,000  SARA LEE CORPORATION                                                                                   2,055,050
         175,000  SERONO SA ADR                                                                                          2,857,750
         200,000  THE COCA-COLA COMPANY                                                                                  8,392,000
          18,000  TYSON FOODS INCORPORATED CLASS A                                                                         262,800

                                                                                                                        32,186,226
                                                                                                                   ---------------
FOOD STORES - 3.03%
         445,000  KROGER COMPANY+                                                                                        9,015,700
           1,000  SAFEWAY INCORPORATED                                                                                      25,130

                                                                                                                         9,040,830
                                                                                                                   ---------------
FURNITURE & FIXTURES - 0.16%
          17,000  NEWELL RUBBERMAID INCORPORATED<<                                                                         466,140
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES - 0.05%
          10,000  DISCOVERY HOLDING COMPANY CLASS A+<<                                                                     149,000
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.29%
           2,000  COOPER CAMERON CORPORATION+                                                                              100,480
          26,000  DEERE & COMPANY                                                                                        2,282,280
         200,000  HEWLETT-PACKARD COMPANY                                                                                6,494,000
          90,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            7,410,600
         125,000  ULTRATECH INCORPORATED+                                                                                2,455,000

                                                                                                                        18,742,360
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.77%
          75,000  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                              2,300,250
                                                                                                                   ---------------
INSURANCE CARRIERS - 2.80%
          65,000  AFLAC INCORPORATED                                                                                     3,090,100
          32,800  ALLSTATE CORPORATION                                                                                   1,852,872
           1,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                 65,250
             780  AMERUS GROUP COMPANY                                                                                      45,747
          33,000  CHUBB CORPORATION<<                                                                                    1,700,820
             700  IPC HOLDINGS LIMITED<<                                                                                    18,669
             350  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                  24,283
          25,000  LINCOLN NATIONAL CORPORATION                                                                           1,452,000
             930  METLIFE INCORPORATED<<                                                                                    48,453
           1,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                 44,030

                                                                                                                         8,342,224
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.63%
           5,000  BOSTON SCIENTIFIC CORPORATION+                                                                           116,200
          24,200  EASTMAN KODAK COMPANY                                                                                    652,432
          25,000  RAYTHEON COMPANY                                                                                       1,106,750

                                                                                                                         1,875,382
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
METAL MINING - 1.37%
          70,000  NEWMONT MINING CORPORATION                                                                       $     4,085,200
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.86%
         210,000  TYCO INTERNATIONAL LIMITED                                                                             5,533,500
                                                                                                                   ---------------
MISCELLANEOUS RETAIL - 0.06%
          16,845  BLOCKBUSTER INCORPORATED CLASS A                                                                          79,172
          16,845  BLOCKBUSTER INCORPORATED CLASS B                                                                          71,254
           1,100  SPECTRUM BRANDS INCORPORATED+                                                                             18,205

                                                                                                                           168,631
                                                                                                                   ---------------
MOTION PICTURES - 4.85%
         374,000  LIBERTY MEDIA CORPORATION CLASS A+                                                                     3,122,900
         500,000  TIME WARNER INCORPORATED                                                                               8,700,000
          94,260  WALT DISNEY COMPANY<<                                                                                  2,635,510

                                                                                                                        14,458,410
                                                                                                                   ---------------
OIL & GAS EXTRACTION - 2.86%
         415,000  HANOVER COMPRESSOR COMPANY+                                                                            8,366,400
             300  KERR-MCGEE CORPORATION                                                                                    29,958
           4,000  PRIDE INTERNATIONAL INCORPORATED+                                                                        139,560

                                                                                                                         8,535,918
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS - 1.92%
         200,000  MEADWESTVACO CORPORATION                                                                               5,702,000
             715  OFFICEMAX INCORPORATED                                                                                    27,671

                                                                                                                         5,729,671
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 8.98%
          73,000  CHEVRON CORPORATION                                                                                    4,454,460
         332,000  EXXON MOBIL CORPORATION                                                                               20,942,560
          20,000  ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                                    1,362,600

                                                                                                                        26,759,620
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES - 0.59%
          52,100  ALCOA INCORPORATED                                                                                     1,759,938
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 6.17%
         259,000  CBS CORPORATION CLASS B                                                                                6,596,730
          26,200  GANNETT COMPANY INCORPORATED<<                                                                         1,441,000
         367,590  READER'S DIGEST ASSOCIATION INCORPORATED                                                               5,065,390
         132,500  VIACOM INCORPORATED CLASS B+                                                                           5,277,475

                                                                                                                        18,380,595
                                                                                                                   ---------------
RAILROAD TRANSPORTATION - 0.03%
           1,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  79,530
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.45%
          67,000  MORGAN STANLEY                                                                                         4,308,100
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.01%
          92,000  CABOT MICROELECTRONICS CORPORATION+                                                                    3,009,320
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
TELEPHONE SERVICES - 0.06%
           5,000  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                  $       165,900
                                                                                                                   ---------------
TRANSPORTATION BY AIR - 0.46%
          12,000  FEDEX CORPORATION                                                                                      1,381,560
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT - 0.09%
           2,000  GENERAL DYNAMICS CORPORATION                                                                             131,240
           1,000  LOCKHEED MARTIN CORPORATION                                                                               75,900
           1,000  UNITED TECHNOLOGIES CORPORATION                                                                           62,809

                                                                                                                           269,949
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $226,237,267)                                                                                270,039,169
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING - 5.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.19%
         557,382  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   557,382
                                                                                                                   ---------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.05%
$         42,506  AMERICAN GENERAL FINANCE+/-++                                         4.93%        05/15/2007             42,523
          17,696  APRECO LLC++                                                          4.60         05/15/2006             17,663
          38,732  APRECO LLC++                                                          4.92         06/15/2006             38,492
         349,490  AQUIFER FUNDING LIMITED++                                             4.80         05/03/2006            349,396
         118,071  AQUIFER FUNDING LIMITED++                                             4.80         05/04/2006            118,024
         118,071  AQUINAS FUNDING LLC++                                                 5.04         06/23/2006            117,209
         241,328  ATLANTIC ASSET SECURITIZATION CORPORATION++                           4.86         05/11/2006            241,002
         236,142  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.81         11/03/2006            236,142
          56,674  ATLAS CAPITAL FUNDING CORPORATION++                                   4.60         05/15/2006             56,567
         118,071  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.93         12/22/2006            118,071
         118,071  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.94         10/20/2006            118,071
         118,071  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.98         04/25/2007            118,071
           7,741  ATOMIUM FUNDING CORPORATION++                                         4.81         05/03/2006              7,739
         449,865  ATOMIUM FUNDING CORPORATION++                                         4.81         05/04/2006            449,685
          95,161  ATOMIUM FUNDING CORPORATION++                                         4.83         05/05/2006             95,110
          57,439  ATOMIUM FUNDING CORPORATION++                                         5.00         06/12/2006             57,108
         283,371  BASF AG++                                                             4.81         05/04/2006            283,257
         141,685  BEAR STEARNS & COMPANY+/-                                             4.93         10/04/2006            141,685
         241,942  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                     $241,975)                                                          4.92         05/01/2006            241,942
          16,384  BETA FINANCE INCORPORATED SERIES MTN+/-++                             4.91         06/02/2006             16,385
       2,597,564  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $2,597,920)          4.93         05/01/2006          2,597,564
         157,257  BUCKINGHAM CDO LLC++                                                  4.96         05/23/2006            156,783
         236,142  BUCKINGHAM CDO LLC++                                                  5.08         07/24/2006            233,398
         284,301  BUCKINGHAM II CDO LLC++                                               4.86         05/08/2006            284,037
          33,060  BUCKINGHAM II CDO LLC++                                               4.95         05/24/2006             32,956
          61,397  CAIRN HIGH GRADE FUNDING I++                                          4.76         05/10/2006             61,322
         118,071  CAIRN HIGH GRADE FUNDING I++                                          4.81         05/02/2006            118,056
          94,457  CAIRN HIGH GRADE FUNDING I++                                          4.83         05/08/2006             94,369
          80,288  CAIRN HIGH GRADE FUNDING I++                                          4.93         05/18/2006             80,103
          65,175  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.68         05/08/2006             65,115
          21,002  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.69         05/10/2006             20,977
          94,457  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.70         05/12/2006             94,316
          48,754  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.80         05/05/2006             48,728
         152,024  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.83         05/09/2006            151,859
          47,228  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/07/2006             46,988
         125,698  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.90         06/12/2006            124,973
         147,919  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.99         06/21/2006            146,880
          68,481  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.01         06/05/2006             68,152

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        236,142  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.83%        05/12/2006            235,790
         118,534  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.85         05/11/2006            118,374
         330,599  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       4.85         05/14/2006            330,599
         305,568  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                    5.00         05/25/2006            304,563
         146,408  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.92         05/04/2006            146,399
         118,071  CULLINAN FINANCE CORPORATION+/-++                                     4.71         11/15/2006            118,083
          61,397  DEER VALLEY FUNDING LLC++                                             4.78         05/03/2006             61,380
         179,468  DEER VALLEY FUNDING LLC++                                             4.84         05/08/2006            179,301
           9,243  DEER VALLEY FUNDING LLC++                                             4.89         05/15/2006              9,225
          75,490  DEER VALLEY FUNDING LLC++                                             4.92         05/16/2006             75,337
         587,504  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $587,583)          4.82         05/01/2006            587,504
           7,557  EDISON ASSET SECURITIZATION LLC++                                     4.84         05/15/2006              7,542
           9,446  EIFFEL FUNDING LLC++                                                  4.80         05/01/2006              9,446
         170,122  EUREKA SECURITIZATION INCORPORATED++                                  4.86         05/16/2006            169,776
         283,371  GEMINI SECURITIZATION INCORPORATED++                                  4.79         05/01/2006            283,371
           7,084  GEMINI SECURITIZATION INCORPORATED++                                  4.88         05/24/2006              7,062
         212,410  GEORGE STREET FINANCE LLC++                                           4.80         05/02/2006            212,382
         113,348  GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.97         06/30/2006            113,348
           9,446  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           4.98         05/15/2007              9,448
          16,530  HBOS TREASURY SERVICES PLC+/-++                                       5.12         01/12/2007             16,546
          75,565  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.03         06/06/2006             75,565
           6,140  K2 USA LLC++                                                          4.61         05/02/2006              6,139
          21,843  K2 USA LLC SERIES MTN+/-++                                            4.90         07/24/2006             21,847
          70,843  KAUPTHING BANK HF+/-++                                                4.98         03/20/2007             70,735
          18,891  KLIO II FUNDING CORPORATION++                                         4.96         06/30/2006             18,735
         157,880  KLIO III FUNDING CORPORATION++                                        4.93         05/22/2006            157,428
         227,018  KLIO III FUNDING CORPORATION++                                        4.96         06/30/2006            225,140
           4,723  LEXINGTON PARKER CAPITAL CORPORATION                                  4.60         05/02/2006              4,722
          17,928  LEXINGTON PARKER CAPITAL CORPORATION++                                4.68         05/10/2006             17,906
         756,935  LEXINGTON PARKER CAPITAL CORPORATION++                                4.85         05/05/2006            756,534
           8,029  LEXINGTON PARKER CAPITAL CORPORATION                                  4.96         06/20/2006              7,973
         118,071  LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                              4.84         05/26/2006            118,073
           9,446  LINKS FINANCE LLC SERIES MTN1+/-++                                    4.82         09/12/2006              9,446
          70,843  LIQUID FUNDING LIMITED+/-++                                           4.79         12/01/2006             70,843
         108,625  LIQUID FUNDING LIMITED+/-++                                           4.88         08/14/2006            108,625
          28,337  LIQUID FUNDING LIMITED SERIES MTN+/-++                                4.85         02/20/2007             28,338
          47,228  MBIA GLOBAL FUNDING LLC+/-++                                          4.92         02/20/2007             47,226
         237,323  MERRILL LYNCH & COMPANY SERIES MTN+/-                                 5.28         10/27/2006            237,513
         141,685  MORGAN STANLEY+/-                                                     4.94         10/10/2006            141,685
          21,843  MORGAN STANLEY SERIES EXL+/-                                          4.93         08/13/2010             21,848
         106,736  MORTGAGE INTEREST NET TRUST                                           4.76         05/03/2006            106,707
           4,723  NATIONWIDE BUILDING SOC+/-++                                          5.20         07/21/2006              4,724
          21,054  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             4.91         06/26/2006             20,892
           7,580  NORDEA NORTH AMERICA INCORPORATED                                     4.80         05/03/2006              7,578
          15,113  NORDEA NORTH AMERICA INCORPORATED                                     4.81         05/09/2006             15,097
           8,973  NORDEA NORTH AMERICA INCORPORATED                                     4.87         05/15/2006              8,956
          14,145  NORTH SEA FUNDING LLC++                                               5.00         06/26/2006             14,036
         236,142  NORTHERN ROCK PLC+/-++                                                4.83         02/05/2007            236,154
          19,104  RACERS TRUST 2004-6-MM+/-++                                           4.95         05/22/2006             19,107
          89,011  REGENCY MARKETS LLC++                                                 5.06         07/20/2006             88,026
           4,723  SCALDIS CAPITAL LIMITED++                                             4.91         06/15/2006              4,694
         235,646  SEDNA FINANCE INCORPORATED++                                          4.86         05/02/2006            235,616
          94,457  SLM CORPORATION+/-++                                                  4.86         05/04/2007             94,433
          37,783  SWEDBANK (FORENINGS SPARBANKEN)                                       4.81         05/09/2006             37,742
          23,614  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                               5.06         07/18/2006             23,359
          18,891  TANGO FINANCE CORPORATION++                                           4.94         06/21/2006             18,759
          54,610  TANGO FINANCE CORPORATION SERIES MTN+/-++                             4.90         10/25/2006             54,628
         142,767  THUNDER BAY FUNDING INCORPORATED++                                    5.00         06/16/2006            141,862
         168,199  TIERRA ALTA FUNDING I LIMITED++                                       4.82         05/10/2006            167,994
         243,425  TIERRA ALTA FUNDING I LIMITED++                                       4.83         05/11/2006            243,096
          27,303  TRAVELERS INSURANCE COMPANY+/-                                        4.92         02/09/2007             27,302
         118,071  UNICREDITO ITALIANO SERIES LIB+/-                                     4.86         03/09/2007            118,069

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   U.S. VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        179,468  US BANK NA SERIES BKNT+/-                                             5.13%        07/28/2006            179,477
          14,169  VERSAILLES CDS LLC++                                                  4.87         05/15/2006             14,142
         118,071  VERSAILLES CDS LLC++                                                  4.99         06/20/2006            117,258
           4,723  VERSAILLES CDS LLC++                                                  5.00         06/21/2006              4,690
          49,883  VERSAILLES CDS LLC++                                                  5.04         06/28/2006             49,484
          47,228  WHISTLEJACKET CAPITAL LIMITED+/-++                                    4.80         06/09/2006             47,228
          23,614  WHISTLEJACKET CAPITAL LIMITED++                                       4.91         05/15/2006             23,570
          76,298  WHISTLEJACKET CAPITAL LIMITED++                                       5.02         06/26/2006             75,708
          23,614  WHITE PINE FINANCE LLC++                                              4.80         05/05/2006             23,602
          19,279  WHITE PINE FINANCE LLC++                                              4.83         05/25/2006             19,215
         118,071  WHITE PINE FINANCE LLC+/-++                                           4.85         07/17/2006            118,071
          14,509  WHITE PINE FINANCE LLC++                                              4.91         06/20/2006             14,409
         124,631  WHITE PINE FINANCE LLC++                                              4.92         06/22/2006            123,739
         113,348  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               4.84         06/12/2006            113,354

                                                                                                                        15,045,293
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $15,602,675)                                                            15,602,675
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 12.60%
      37,558,351  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                            37,558,351
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $37,558,351)                                                                         37,558,351
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $279,398,293)*                                          108.45%                                              $   323,200,195

OTHER ASSETS AND LIABILITIES, NET                              (8.45)                                                  (25,183,389)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $   298,016,806
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $450,800. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $37,558,351.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.29%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 3.39%
          14,500  JONES APPAREL GROUP INCORPORATED                                                                 $       498,075
           6,840  VF CORPORATION                                                                                           418,540

                                                                                                                           916,615
                                                                                                                   ---------------
BUSINESS SERVICES - 6.64%
           6,600  MANPOWER INCORPORATED                                                                                    429,990
          26,400  MICROSOFT CORPORATION                                                                                    637,560
           8,100  OMNICOM GROUP INCORPORATED                                                                               729,081

                                                                                                                         1,796,631
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS - 5.70%
          18,600  AVON PRODUCTS INCORPORATED                                                                               606,546
          11,000  COLGATE-PALMOLIVE COMPANY                                                                                650,320
           8,300  MERCK & COMPANY INCORPORATED                                                                             285,686

                                                                                                                         1,542,552
                                                                                                                   ---------------
COMMUNICATIONS - 5.17%
          18,200  COMCAST CORPORATION CLASS A+<<                                                                           561,106
          35,300  VODAFONE GROUP PLC ADR<<                                                                                 836,610

                                                                                                                         1,397,716
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS - 8.61%
          19,800  BANK OF AMERICA CORPORATION<<                                                                            988,416
          11,860  JP MORGAN CHASE & COMPANY                                                                                538,207
          12,300  STATE STREET CORPORATION                                                                                 803,436

                                                                                                                         2,330,059
                                                                                                                   ---------------
EATING & DRINKING PLACES - 4.96%
          19,300  ARAMARK CORPORATION CLASS B                                                                              542,523
          23,100  MCDONALD'S CORPORATION                                                                                   798,567

                                                                                                                         1,341,090
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.56%
          24,700  AMERICAN POWER CONVERSION CORPORATION                                                                    549,328
          21,900  FLEXTRONICS INTERNATIONAL LIMITED+                                                                       248,784
          17,100  MOLEX INCORPORATED CLASS A                                                                               549,765
          18,800  NOKIA OYJ ADR                                                                                            426,008

                                                                                                                         1,773,885
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 2.20%
          10,700  QUEST DIAGNOSTICS INCORPORATED                                                                           596,311
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS - 3.26%
           9,700  ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                                                  432,426
           6,800  DIAGEO PLC ADR<<                                                                                         450,500

                                                                                                                           882,926
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES - 1.98%
          37,100  BIG LOTS INCORPORATED+                                                                                   536,095
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
HEALTH SERVICES - 1.57%
           9,700  HCA INCORPORATED<<                                                                               $       425,733
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES - 2.47%
             226  BERKSHIRE HATHAWAY INCORPORATED CLASS B+                                                                 667,152
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.83%
          17,500  DELL INCORPORATED+<<                                                                                     458,500
          17,400  DOVER CORPORATION                                                                                        865,650
           6,800  EATON CORPORATION                                                                                        521,220
          12,950  PITNEY BOWES INCORPORATED                                                                                541,957

                                                                                                                         2,387,327
                                                                                                                   ---------------
INSURANCE CARRIERS - 4.90%
          12,200  ALLSTATE CORPORATION                                                                                     689,178
          10,670  MBIA INCORPORATED<<                                                                                      636,252

                                                                                                                         1,325,430
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.02%
          15,100  BAXTER INTERNATIONAL INCORPORATED                                                                        569,270
           4,500  BECTON DICKINSON & COMPANY                                                                               283,680
          21,700  BOSTON SCIENTIFIC CORPORATION+<<                                                                         504,308

                                                                                                                         1,357,258
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 5.24%
          18,800  HASBRO INCORPORATED                                                                                      370,548
           6,200  JOHNSON & JOHNSON                                                                                        363,382
          25,900  TYCO INTERNATIONAL LIMITED                                                                               682,465

                                                                                                                         1,416,395
                                                                                                                   ---------------
MISCELLANEOUS RETAIL - 1.39%
          15,300  ZALE CORPORATION+                                                                                        377,145
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 6.44%
          14,400  AMERICAN EXPRESS COMPANY                                                                                 774,864
          14,500  COUNTRYWIDE FINANCIAL CORPORATION                                                                        589,570
           6,200  FREDDIE MAC                                                                                              378,572

                                                                                                                         1,743,006
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS - 2.32%
          10,700  KIMBERLY-CLARK CORPORATION                                                                               626,271
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.83%
          12,200  EXXON MOBIL CORPORATION                                                                                  769,576
           7,900  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                        538,227

                                                                                                                         1,307,803
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES - 1.28%
           6,700  HUBBELL INCORPORATED CLASS B                                                                             346,055
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.77%
           8,700  GANNETT COMPANY INCORPORATED<<                                                                           478,500
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT - 1.72%
           7,100  GENERAL DYNAMICS CORPORATION                                                                             465,902
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
WATER TRANSPORTATION - 1.04%
           6,000  CARNIVAL CORPORATION                                                                             $       280,920
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $22,353,992)                                                                                  26,318,777
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING - 19.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.68%
         184,921  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   184,921
                                                                                                                   ---------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 18.45%
$         14,102  AMERICAN GENERAL FINANCE+/-++                                         4.93%        05/15/2007             14,108
           5,871  APRECO LLC++                                                          4.60         05/15/2006              5,860
          12,850  APRECO LLC++                                                          4.92         06/15/2006             12,770
         115,949  AQUIFER FUNDING LIMITED++                                             4.80         05/03/2006            115,918
          39,172  AQUIFER FUNDING LIMITED++                                             4.80         05/04/2006             39,156
          39,172  AQUINAS FUNDING LLC++                                                 5.04         06/23/2006             38,886
          80,064  ATLANTIC ASSET SECURITIZATION CORPORATION++                           4.86         05/11/2006             79,956
          78,344  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.81         11/03/2006             78,344
          18,803  ATLAS CAPITAL FUNDING CORPORATION++                                   4.60         05/15/2006             18,767
          39,172  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.93         12/22/2006             39,172
          39,172  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.94         10/20/2006             39,172
          39,172  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.98         04/25/2007             39,172
           2,568  ATOMIUM FUNDING CORPORATION++                                         4.81         05/03/2006              2,567
         149,250  ATOMIUM FUNDING CORPORATION++                                         4.81         05/04/2006            149,190
          31,571  ATOMIUM FUNDING CORPORATION++                                         4.83         05/05/2006             31,554
          19,056  ATOMIUM FUNDING CORPORATION++                                         5.00         06/12/2006             18,946
          94,013  BASF AG++                                                             4.81         05/04/2006             93,975
          47,006  BEAR STEARNS & COMPANY+/-                                             4.93         10/04/2006             47,006
          80,268  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                    $80,279)                                                            4.92         05/01/2006             80,268
           5,436  BETA FINANCE INCORPORATED SERIES MTN+/-++                             4.91         06/02/2006              5,436
         861,784  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $861,902)            4.93         05/01/2006            861,784
          52,172  BUCKINGHAM CDO LLC++                                                  4.96         05/23/2006             52,015
          78,344  BUCKINGHAM CDO LLC++                                                  5.08         07/24/2006             77,434
          94,321  BUCKINGHAM II CDO LLC++                                               4.86         05/08/2006             94,234
          10,968  BUCKINGHAM II CDO LLC++                                               4.95         05/24/2006             10,934
          20,369  CAIRN HIGH GRADE FUNDING I++                                          4.76         05/10/2006             20,345
          39,172  CAIRN HIGH GRADE FUNDING I++                                          4.81         05/02/2006             39,167
          31,338  CAIRN HIGH GRADE FUNDING I++                                          4.83         05/08/2006             31,308
          26,637  CAIRN HIGH GRADE FUNDING I++                                          4.93         05/18/2006             26,575
          21,623  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.68         05/08/2006             21,603
           6,968  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.69         05/10/2006              6,959
          31,338  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.70         05/12/2006             31,291
          16,175  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.80         05/05/2006             16,166
          50,436  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.83         05/09/2006             50,382
          15,669  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/07/2006             15,589
          41,703  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.90         06/12/2006             41,462
          49,075  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.99         06/21/2006             48,730
          22,720  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.01         06/05/2006             22,611
          78,344  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.83         05/12/2006             78,227
          39,326  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.85         05/11/2006             39,273
         109,682  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       4.85         05/14/2006            109,682
         101,377  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                    5.00         05/25/2006            101,044
          48,573  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.92         05/04/2006             48,570
          39,172  CULLINAN FINANCE CORPORATION+/-++                                     4.71         11/15/2006             39,176
          20,369  DEER VALLEY FUNDING LLC++                                             4.78         05/03/2006             20,364
          59,541  DEER VALLEY FUNDING LLC++                                             4.84         05/08/2006             59,486
           3,066  DEER VALLEY FUNDING LLC++                                             4.89         05/15/2006              3,061
          25,045  DEER VALLEY FUNDING LLC++                                             4.92         05/16/2006             24,994

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        194,914  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $194,940)          4.82%        05/01/2006            194,914
           2,507  EDISON ASSET SECURITIZATION LLC++                                     4.84         05/15/2006              2,502
           3,134  EIFFEL FUNDING LLC++                                                  4.80         05/01/2006              3,134
          56,441  EUREKA SECURITIZATION INCORPORATED++                                  4.86         05/16/2006             56,326
          94,013  GEMINI SECURITIZATION INCORPORATED++                                  4.79         05/01/2006             94,013
           2,350  GEMINI SECURITIZATION INCORPORATED++                                  4.88         05/24/2006              2,343
          70,470  GEORGE STREET FINANCE LLC++                                           4.80         05/02/2006             70,461
          37,605  GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.97         06/30/2006             37,605
           3,134  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           4.98         05/15/2007              3,134
           5,484  HBOS TREASURY SERVICES PLC+/-++                                       5.12         01/12/2007              5,490
          25,070  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.03         06/06/2006             25,070
           2,037  K2 USA LLC++                                                          4.61         05/02/2006              2,037
           7,247  K2 USA LLC SERIES MTN+/-++                                            4.90         07/24/2006              7,248
          23,503  KAUPTHING BANK HF+/-++                                                4.98         03/20/2007             23,468
           6,268  KLIO II FUNDING CORPORATION++                                         4.96         06/30/2006              6,216
          52,379  KLIO III FUNDING CORPORATION++                                        4.93         05/22/2006             52,229
          75,317  KLIO III FUNDING CORPORATION++                                        4.96         06/30/2006             74,694
           1,567  LEXINGTON PARKER CAPITAL CORPORATION                                  4.60         05/02/2006              1,567
           5,948  LEXINGTON PARKER CAPITAL CORPORATION++                                4.68         05/10/2006              5,941
         251,125  LEXINGTON PARKER CAPITAL CORPORATION++                                4.85         05/05/2006            250,992
           2,664  LEXINGTON PARKER CAPITAL CORPORATION                                  4.96         06/20/2006              2,645
          39,172  LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                              4.84         05/26/2006             39,173
           3,134  LINKS FINANCE LLC SERIES MTN1+/-++                                    4.82         09/12/2006              3,134
          23,503  LIQUID FUNDING LIMITED+/-++                                           4.79         12/01/2006             23,503
          36,038  LIQUID FUNDING LIMITED+/-++                                           4.88         08/14/2006             36,038
           9,401  LIQUID FUNDING LIMITED SERIES MTN+/-++                                4.85         02/20/2007              9,401
          15,669  MBIA GLOBAL FUNDING LLC+/-++                                          4.92         02/20/2007             15,668
          78,736  MERRILL LYNCH & COMPANY SERIES MTN+/-                                 5.28         10/27/2006             78,799
          47,006  MORGAN STANLEY+/-                                                     4.94         10/10/2006             47,006
           7,247  MORGAN STANLEY SERIES EXL+/-                                          4.93         08/13/2010              7,249
          35,411  MORTGAGE INTEREST NET TRUST                                           4.76         05/03/2006             35,402
           1,567  NATIONWIDE BUILDING SOC+/-++                                          5.20         07/21/2006              1,567
           6,985  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             4.91         06/26/2006              6,931
           2,515  NORDEA NORTH AMERICA INCORPORATED                                     4.80         05/03/2006              2,514
           5,014  NORDEA NORTH AMERICA INCORPORATED                                     4.81         05/09/2006              5,009
           2,977  NORDEA NORTH AMERICA INCORPORATED                                     4.87         05/15/2006              2,971
           4,693  NORTH SEA FUNDING LLC++                                               5.00         06/26/2006              4,657
          78,344  NORTHERN ROCK PLC+/-++                                                4.83         02/05/2007             78,348
           6,338  RACERS TRUST 2004-6-MM+/-++                                           4.95         05/22/2006              6,339
          29,531  REGENCY MARKETS LLC++                                                 5.06         07/20/2006             29,204
           1,567  SCALDIS CAPITAL LIMITED++                                             4.91         06/15/2006              1,557
          78,179  SEDNA FINANCE INCORPORATED++                                          4.86         05/02/2006             78,169
          31,338  SLM CORPORATION+/-++                                                  4.86         05/04/2007             31,330
          12,535  SWEDBANK (FORENINGS SPARBANKEN)                                       4.81         05/09/2006             12,522
           7,834  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                               5.06         07/18/2006              7,750
           6,268  TANGO FINANCE CORPORATION++                                           4.94         06/21/2006              6,223
          18,118  TANGO FINANCE CORPORATION SERIES MTN+/-++                             4.90         10/25/2006             18,124
          47,365  THUNDER BAY FUNDING INCORPORATED++                                    5.00         06/16/2006             47,065
          55,803  TIERRA ALTA FUNDING I LIMITED++                                       4.82         05/10/2006             55,735
          80,760  TIERRA ALTA FUNDING I LIMITED++                                       4.83         05/11/2006             80,651
           9,058  TRAVELERS INSURANCE COMPANY+/-                                        4.92         02/09/2007              9,058
          39,172  UNICREDITO ITALIANO SERIES LIB+/-                                     4.86         03/09/2007             39,171
          59,541  US BANK NA SERIES BKNT+/-                                             5.13         07/28/2006             59,544
           4,701  VERSAILLES CDS LLC++                                                  4.87         05/15/2006              4,692
          39,172  VERSAILLES CDS LLC++                                                  4.99         06/20/2006             38,902
           1,567  VERSAILLES CDS LLC++                                                  5.00         06/21/2006              1,556
          16,549  VERSAILLES CDS LLC++                                                  5.04         06/28/2006             16,417
          15,669  WHISTLEJACKET CAPITAL LIMITED+/-++                                    4.80         06/09/2006             15,669
           7,834  WHISTLEJACKET CAPITAL LIMITED++                                       4.91         05/15/2006              7,820
          25,313  WHISTLEJACKET CAPITAL LIMITED++                                       5.02         06/26/2006             25,118
           7,834  WHITE PINE FINANCE LLC++                                              4.80         05/05/2006              7,830
           6,396  WHITE PINE FINANCE LLC++                                              4.83         05/25/2006              6,375

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   VALUE FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         39,172  WHITE PINE FINANCE LLC+/-++                                           4.85%        07/17/2006             39,172
           4,813  WHITE PINE FINANCE LLC++                                              4.91         06/20/2006              4,780
          41,348  WHITE PINE FINANCE LLC++                                              4.92         06/22/2006             41,052
          37,605  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               4.84         06/12/2006             37,607

                                                                                                                         4,991,520
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING **(COST $5,176,441)                                                              5,176,441
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.68%
         723,914  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                               723,914
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $723,914)                                                                               723,914
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $28,254,347)*                                           119.10%                                              $    32,219,132

OTHER ASSETS AND LIABILITIES, NET                             (19.10)                                                   (5,165,924)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $    27,053,208
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $470,400. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $723,914.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.68%

AMUSEMENT & RECREATION SERVICES - 0.23%
           5,843  HARRAH'S ENTERTAINMENT INCORPORATED                                                              $       477,022
          10,702  INTERNATIONAL GAME TECHNOLOGY                                                                            405,927

                                                                                                                           882,949
                                                                                                                   ---------------

APPAREL & ACCESSORY STORES - 0.39%
          18,217  GAP INCORPORATED                                                                                         329,545
          10,942  KOHL'S CORPORATION+                                                                                      611,001
          11,053  LIMITED BRANDS                                                                                           283,399
           6,938  NORDSTROM INCORPORATED                                                                                   265,934

                                                                                                                         1,489,879
                                                                                                                   ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
           3,624  JONES APPAREL GROUP INCORPORATED                                                                         124,484
           3,336  LIZ CLAIBORNE INCORPORATED                                                                               130,271
           2,797  VF CORPORATION                                                                                           171,149

                                                                                                                           425,904
                                                                                                                   ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
           4,654  AUTONATION INCORPORATED+<<                                                                               104,808
           1,753  AUTOZONE INCORPORATED+<<                                                                                 164,098

                                                                                                                           268,906
                                                                                                                   ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
           1,930  RYDER SYSTEM INCORPORATED                                                                                100,650
                                                                                                                   ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.29%
           3,896  CENTEX CORPORATION<<                                                                                     216,618
           8,627  D.R. HORTON INCORPORATED                                                                                 258,983
           2,439  KB HOME                                                                                                  150,169
           4,350  LENNAR CORPORATION CLASS A                                                                               238,945
           6,791  PULTE HOMES INCORPORATED                                                                                 253,644

                                                                                                                         1,118,359
                                                                                                                   ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.16%
          67,426  HOME DEPOT INCORPORATED                                                                                2,692,320
          24,818  LOWE'S COMPANIES INCORPORATED                                                                          1,564,775
           3,520  SHERWIN-WILLIAMS COMPANY<<                                                                               179,309

                                                                                                                         4,436,404
                                                                                                                   ---------------

BUSINESS SERVICES - 6.17%
          19,038  ADOBE SYSTEMS INCORPORATED+                                                                              746,290
           3,730  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       207,985
           7,325  AUTODESK INCORPORATED+                                                                                   307,943
          18,395  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   810,852
           6,755  BMC SOFTWARE INCORPORATED+<<                                                                             145,503
          14,482  CA INCORPORATED<<                                                                                        367,264
          32,000  CENDANT CORPORATION                                                                                      557,760
           5,664  CITRIX SYSTEMS INCORPORATED+                                                                             226,107
           5,919  COMPUTER SCIENCES CORPORATION+                                                                           346,557
          12,149  COMPUWARE CORPORATION+                                                                                    93,304
           4,438  CONVERGYS CORPORATION+                                                                                    86,408
          36,613  EBAY INCORPORATED+                                                                                     1,259,853
           9,642  ELECTRONIC ARTS INCORPORATED+<<                                                                          547,666

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
          16,331  ELECTRONIC DATA SYSTEMS CORPORATION                                                              $       442,243
           4,107  EQUIFAX INCORPORATED                                                                                     158,284
          24,348  FIRST DATA CORPORATION                                                                                 1,161,156
           5,855  FISERV INCORPORATED+                                                                                     263,943
           6,415  GOOGLE INCORPORATED CLASS A+                                                                           2,681,085
           6,324  IMS HEALTH INCORPORATED                                                                                  171,886
          13,665  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           130,911
           5,616  INTUIT INCORPORATED+                                                                                     304,219
         282,069  MICROSOFT CORPORATION                                                                                  6,811,966
           4,013  MONSTER WORLDWIDE INCORPORATED+                                                                          230,346
           5,776  NCR CORPORATION+                                                                                         227,574
          12,361  NOVELL INCORPORATED+<<                                                                                   101,607
           5,675  OMNICOM GROUP INCORPORATED                                                                               510,807
         119,607  ORACLE CORPORATION+<<                                                                                  1,745,066
           3,525  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        52,664
           5,443  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   230,076
         109,854  SUN MICROSYSTEMS INCORPORATED+                                                                           549,270
          33,115  SYMANTEC CORPORATION+                                                                                    542,424
          10,854  UNISYS CORPORATION+                                                                                       67,729
           7,762  VERISIGN INCORPORATED+<<                                                                                 182,562
          40,053  YAHOO! INCORPORATED+<<                                                                                 1,312,937

                                                                                                                        23,582,247
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS - 9.50%
          48,837  ABBOTT LABORATORIES                                                                                    2,087,293
           7,066  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    484,162
           2,397  ALBERTO-CULVER COMPANY CLASS B                                                                           107,793
          37,093  AMGEN INCORPORATED+                                                                                    2,511,196
           3,506  AVERY DENNISON CORPORATION                                                                               219,125
          14,299  AVON PRODUCTS INCORPORATED<<                                                                             466,290
           3,356  BARR PHARMACEUTICALS INCORPORATED+<<                                                                     203,206
          10,921  BIOGEN IDEC INCORPORATED+                                                                                489,807
          62,182  BRISTOL-MYERS SQUIBB COMPANY<<                                                                         1,578,179
           4,764  CLOROX COMPANY                                                                                           305,753
          16,357  COLGATE-PALMOLIVE COMPANY                                                                                967,026
          30,706  DOW CHEMICAL COMPANY                                                                                   1,246,971
          29,200  E.I. DU PONT DE NEMOURS & COMPANY<<                                                                    1,287,720
           2,591  EASTMAN CHEMICAL COMPANY                                                                                 140,821
           5,786  ECOLAB INCORPORATED                                                                                      218,711
          35,866  ELI LILLY & COMPANY                                                                                    1,898,029
           3,782  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                              140,388
          10,343  FOREST LABORATORIES INCORPORATED+                                                                        417,650
           8,245  GENZYME CORPORATION+                                                                                     504,264
          14,673  GILEAD SCIENCES INCORPORATED+                                                                            843,697
           5,105  HOSPIRA INCORPORATED+                                                                                    196,798
           2,505  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                           88,502
           7,683  KING PHARMACEUTICALS INCORPORATED+<<                                                                     133,607
           8,108  MEDIMMUNE INCORPORATED+<<                                                                                255,159
          69,418  MERCK & COMPANY INCORPORATED                                                                           2,389,368
           8,550  MONSANTO COMPANY                                                                                         713,070
           6,938  MYLAN LABORATORIES INCORPORATED                                                                          151,526
         233,546  PFIZER INCORPORATED                                                                                    5,915,720
           5,247  PPG INDUSTRIES INCORPORATED                                                                              352,179
          10,245  PRAXAIR INCORPORATED                                                                                     575,052
         104,398  PROCTER & GAMBLE COMPANY                                                                               6,077,008
           4,571  ROHM & HAAS COMPANY                                                                                      231,293
          46,959  SCHERING-PLOUGH CORPORATION                                                                              907,248
           2,122  SIGMA-ALDRICH CORPORATION                                                                                145,590
          42,662  WYETH                                                                                                  2,076,359

                                                                                                                        36,326,560
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMUNICATIONS - 3.87%
          12,314  ALLTEL CORPORATION                                                                               $       792,652
         123,146  AT&T INCORPORATED<<                                                                                    3,227,657
          13,237  AVAYA INCORPORATED+                                                                                      158,844
          57,063  BELLSOUTH CORPORATION                                                                                  1,927,588
           3,656  CENTURYTEL INCORPORATED<<                                                                                137,831
          16,404  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                468,006
          67,881  COMCAST CORPORATION CLASS A+<<                                                                         2,100,917
          49,238  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                         330,387
          94,183  SPRINT NEXTEL CORPORATION                                                                              2,335,739
           7,096  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                         253,256
          92,899  VERIZON COMMUNICATIONS INCORPORATED                                                                    3,068,454

                                                                                                                        14,801,331
                                                                                                                   ---------------

DEPOSITORY INSTITUTIONS - 10.71%
          10,968  AMSOUTH BANCORPORATION<<                                                                                 317,414
         147,427  BANK OF AMERICA CORPORATION<<                                                                          7,359,556
          24,482  BANK OF NEW YORK COMPANY INCORPORATED                                                                    860,542
          16,994  BB&T CORPORATION                                                                                         729,722
         158,427  CITIGROUP INCORPORATED                                                                                 7,913,429
           5,166  COMERICA INCORPORATED                                                                                    293,790
           3,923  COMPASS BANCSHARES INCORPORATED<<                                                                        215,608
          17,635  FIFTH THIRD BANCORP<<                                                                                    712,807
           3,999  FIRST HORIZON NATIONAL CORPORATION                                                                       169,638
           8,127  GOLDEN WEST FINANCIAL CORPORATION                                                                        584,088
           7,894  HUNTINGTON BANCSHARES INCORPORATED                                                                       190,640
         110,633  JP MORGAN CHASE & COMPANY                                                                              5,020,526
          12,859  KEYCORP<<                                                                                                491,471
           2,518  M&T BANK CORPORATION                                                                                     300,649
           7,047  MARSHALL & ILSLEY CORPORATION                                                                            322,189
          13,152  MELLON FINANCIAL CORPORATION                                                                             494,910
          17,374  NATIONAL CITY CORPORATION                                                                                641,101
          15,098  NORTH FORK BANCORPORATION INCORPORATED                                                                   454,903
           5,879  NORTHERN TRUST CORPORATION                                                                               346,214
           9,275  PNC FINANCIAL SERVICES GROUP                                                                             662,884
          14,484  REGIONS FINANCIAL CORPORATION                                                                            528,811
          11,336  SOVEREIGN BANCORP INCORPORATED                                                                           251,319
          10,569  STATE STREET CORPORATION                                                                                 690,367
          11,768  SUNTRUST BANKS INCORPORATED                                                                              910,019
           9,942  SYNOVUS FINANCIAL CORPORATION                                                                            278,376
          57,161  US BANCORP                                                                                             1,797,142
          51,500  WACHOVIA CORPORATION<<                                                                                 3,082,275
          31,473  WASHINGTON MUTUAL INCORPORATED                                                                         1,418,173
          53,193  WELLS FARGO & COMPANY@                                                                                 3,653,827
           3,312  ZIONS BANCORPORATION                                                                                     274,995

                                                                                                                        40,967,385
                                                                                                                   ---------------

EATING & DRINKING PLACES - 0.58%
           4,174  DARDEN RESTAURANTS INCORPORATED<<                                                                        165,290
          39,886  MCDONALD'S CORPORATION                                                                                 1,378,859
           3,628  WENDY'S INTERNATIONAL INCORPORATED                                                                       224,138
           8,755  YUM! BRANDS INCORPORATED                                                                                 452,459

                                                                                                                         2,220,746
                                                                                                                   ---------------

EDUCATIONAL SERVICES - 0.06%
           4,463  APOLLO GROUP INCORPORATED CLASS A+                                                                       243,858
                                                                                                                   ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.61%
          20,821  AES CORPORATION+                                                                                         353,332
           5,179  ALLEGHENY ENERGY INCORPORATED+                                                                           184,528

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
           7,673  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                          $       108,650
           6,498  AMEREN CORPORATION<<                                                                                     327,304
          12,496  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             418,116
           9,842  CENTERPOINT ENERGY INCORPORATED<<                                                                        118,301
          10,425  CITIZENS COMMUNICATIONS COMPANY<<                                                                        138,444
           7,007  CMS ENERGY CORPORATION+<<                                                                                 93,333
           7,790  CONSOLIDATED EDISON INCORPORATED<<                                                                       335,905
           5,664  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  311,067
          11,029  DOMINION RESOURCES INCORPORATED                                                                          825,741
           5,643  DTE ENERGY COMPANY<<                                                                                     230,121
          39,336  DUKE ENERGY CORPORATION+<<                                                                             1,145,464
           9,562  DYNEGY INCORPORATED CLASS A+                                                                              47,523
          10,341  EDISON INTERNATIONAL                                                                                     417,880
          20,924  EL PASO CORPORATION<<                                                                                    270,129
           6,597  ENTERGY CORPORATION                                                                                      461,394
          21,178  EXELON CORPORATION                                                                                     1,143,612
          10,469  FIRSTENERGY CORPORATION                                                                                  530,883
          12,809  FPL GROUP INCORPORATED<<                                                                                 507,236
           5,541  KEYSPAN CORPORATION                                                                                      223,746
           3,340  KINDER MORGAN INCORPORATED                                                                               293,987
           1,402  NICOR INCORPORATED<<                                                                                      55,533
           8,653  NISOURCE INCORPORATED                                                                                    182,665
           1,217  PEOPLES ENERGY CORPORATION<<                                                                              44,214
          10,960  PG&E CORPORATION                                                                                         436,646
           3,147  PINNACLE WEST CAPITAL CORPORATION                                                                        126,195
          12,069  PPL CORPORATION                                                                                          350,484
           8,007  PROGRESS ENERGY INCORPORATED                                                                             342,700
           7,957  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                             498,904
           8,202  SEMPRA ENERGY                                                                                            377,456
          23,543  SOUTHERN COMPANY                                                                                         758,791
           6,612  TECO ENERGY INCORPORATED                                                                                 105,660
          14,688  TXU CORPORATION                                                                                          728,965
          17,530  WASTE MANAGEMENT INCORPORATED                                                                            656,674
          18,874  WILLIAMS COMPANIES INCORPORATED                                                                          413,907
          12,817  XCEL ENERGY INCORPORATED<<                                                                               241,472

                                                                                                                        13,806,962
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.14%
           3,716  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                    83,201
          15,263  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                   493,758
          11,404  ALTERA CORPORATION+                                                                                      249,063
           5,455  AMERICAN POWER CONVERSION CORPORATION                                                                    121,319
          11,621  ANALOG DEVICES INCORPORATED                                                                              440,668
           5,057  ANDREW CORPORATION+                                                                                       53,503
           9,341  APPLIED MICRO CIRCUITS CORPORATION+                                                                       34,282
          13,981  BROADCOM CORPORATION CLASS A+<<                                                                          574,759
          18,484  CIENA CORPORATION+<<                                                                                      75,600
         195,222  CISCO SYSTEMS INCORPORATED+                                                                            4,089,901
           6,411  COMVERSE TECHNOLOGY INCORPORATED+                                                                        145,209
           2,914  COOPER INDUSTRIES LIMITED CLASS A<<                                                                      266,485
          13,058  EMERSON ELECTRIC COMPANY                                                                               1,109,277
          13,026  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            412,533
         330,846  GENERAL ELECTRIC COMPANY                                                                              11,443,963
           2,083  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             183,283
         186,730  INTEL CORPORATION                                                                                      3,730,865
           5,541  JABIL CIRCUIT INCORPORATED+<<                                                                            216,044
          53,204  JDS UNIPHASE CORPORATION+                                                                                185,682
           6,333  KLA-TENCOR CORPORATION                                                                                   304,997
           3,849  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 314,463
           9,703  LINEAR TECHNOLOGY CORPORATION                                                                            344,457
          12,432  LSI LOGIC CORPORATION+                                                                                   132,401
         141,855  LUCENT TECHNOLOGIES INCORPORATED+                                                                        395,775

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          10,176  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                           $       358,806
          21,345  MICRON TECHNOLOGY INCORPORATED+                                                                          362,225
           4,522  MOLEX INCORPORATED<<                                                                                     167,857
          79,339  MOTOROLA INCORPORATED                                                                                  1,693,888
          10,712  NATIONAL SEMICONDUCTOR CORPORATION                                                                       321,146
          11,876  NETWORK APPLIANCE INCORPORATED+<<                                                                        440,243
           4,233  NOVELLUS SYSTEMS INCORPORATED+<<                                                                         104,555
          10,866  NVIDIA CORPORATION+<<                                                                                    317,505
           5,896  PMC-SIERRA INCORPORATED+                                                                                  73,287
           5,121  QLOGIC CORPORATION+                                                                                      106,568
          52,571  QUALCOMM INCORPORATED                                                                                  2,698,995
           5,468  ROCKWELL COLLINS INCORPORATED                                                                            312,770
          16,891  SANMINA-SCI CORPORATION+                                                                                  87,664
          14,295  TELLABS INCORPORATED+                                                                                    226,576
          50,795  TEXAS INSTRUMENTS INCORPORATED                                                                         1,763,095
           2,467  WHIRLPOOL CORPORATION                                                                                    221,413
          10,943  XILINX INCORPORATED                                                                                      302,793

                                                                                                                        34,960,874
                                                                                                                   ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.38%
           2,755  FLUOR CORPORATION                                                                                        255,967
           7,721  MOODY'S CORPORATION                                                                                      478,779
          10,602  PAYCHEX INCORPORATED                                                                                     428,215
           5,163  QUEST DIAGNOSTICS INCORPORATED                                                                           287,734

                                                                                                                         1,450,695
                                                                                                                   ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.33%
           3,310  BALL CORPORATION                                                                                         132,334
           4,645  FORTUNE BRANDS INCORPORATED                                                                              372,994
           6,509  ILLINOIS TOOL WORKS INCORPORATED                                                                         668,474
           1,850  SNAP-ON INCORPORATED                                                                                      76,775

                                                                                                                         1,250,577
                                                                                                                   ---------------

FINANCIAL SERVICES - 0.03%
           6,817  JANUS CAPITAL GROUP INCORPORATED                                                                         132,659
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS - 3.05%
          24,642  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  1,098,540
          20,752  ARCHER-DANIELS-MIDLAND COMPANY                                                                           754,128
           5,849  CAMPBELL SOUP COMPANY                                                                                    187,987
           9,630  COCA-COLA ENTERPRISES INCORPORATED                                                                       188,074
          16,481  CONAGRA FOODS INCORPORATED                                                                               373,789
           6,257  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                               154,548
          11,305  GENERAL MILLS INCORPORATED                                                                               557,789
           3,583  HERCULES INCORPORATED+<<                                                                                  50,914
           5,688  HERSHEY FOODS CORPORATION                                                                                303,398
          10,633  HJ HEINZ COMPANY                                                                                         441,376
           7,979  KELLOGG COMPANY                                                                                          369,507
           4,209  MCCORMICK & COMPANY INCORPORATED                                                                         146,599
           1,821  MOLSON COORS BREWING COMPANY<<                                                                           134,499
           4,292  PEPSI BOTTLING GROUP INCORPORATED<<                                                                      137,773
          52,586  PEPSICO INCORPORATED                                                                                   3,062,609
          24,127  SARA LEE CORPORATION                                                                                     431,149
          65,387  THE COCA-COLA COMPANY                                                                                  2,743,639
           7,997  TYSON FOODS INCORPORATED CLASS A                                                                         116,756
           7,040  WM. WRIGLEY JR. COMPANY                                                                                  331,373
           1,424  WM. WRIGLEY JR. COMPANY CLASS B                                                                           67,059

                                                                                                                        11,651,506
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
FOOD STORES - 0.60%
          11,705  ALBERTSON'S INCORPORATED<<                                                                       $       296,488
          23,027  KROGER COMPANY+                                                                                          466,527
          14,273  SAFEWAY INCORPORATED                                                                                     358,680
          24,229  STARBUCKS CORPORATION+<<                                                                                 903,015
           4,409  WHOLE FOODS MARKET INCORPORATED                                                                          270,624

                                                                                                                         2,295,334
                                                                                                                   ---------------

FORESTRY - 0.14%
           7,721  WEYERHAEUSER COMPANY                                                                                     544,099
                                                                                                                   ---------------

FURNITURE & FIXTURES - 0.21%
           5,789  LEGGETT & PLATT INCORPORATED                                                                             153,582
          13,213  MASCO CORPORATION                                                                                        421,495
           8,712  NEWELL RUBBERMAID INCORPORATED<<                                                                         238,883

                                                                                                                           813,960
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES - 1.93%
           3,616  BIG LOTS INCORPORATED+<<                                                                                  52,251
          10,050  DOLLAR GENERAL CORPORATION                                                                               175,473
           4,928  FAMILY DOLLAR STORES INCORPORATED<<                                                                      123,200
           8,640  FEDERATED DEPARTMENT STORES INCORPORATED                                                                 672,625
           7,371  JC PENNEY COMPANY INCORPORATED<<                                                                         482,506
           3,167  SEARS HOLDINGS CORPORATION+                                                                              455,066
          27,905  TARGET CORPORATION                                                                                     1,481,755
          14,622  TJX COMPANIES INCORPORATED                                                                               352,829
          79,291  WAL-MART STORES INCORPORATED<<                                                                         3,570,474

                                                                                                                         7,366,179
                                                                                                                   ---------------

HEALTH SERVICES - 0.50%
          14,240  CAREMARK RX INCORPORATED+                                                                                648,632
          12,948  HCA INCORPORATED                                                                                         568,288
           7,638  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                       158,183
           3,977  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              227,087
           2,509  MANOR CARE INCORPORATED                                                                                  110,020
          14,927  TENET HEALTHCARE CORPORATION+                                                                            124,192
           3,225  WATSON PHARMACEUTICALS INCORPORATED+                                                                      91,719

                                                                                                                         1,928,121
                                                                                                                   ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.89%
           3,065  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                        136,975
           6,770  ARCHSTONE-SMITH TRUST                                                                                    330,918
           2,848  BOSTON PROPERTIES INCORPORATED<<                                                                         251,393
          11,785  EQUITY OFFICE PROPERTIES TRUST                                                                           380,655
           9,218  EQUITY RESIDENTIAL<<                                                                                     413,612
               1  HOST MARRIOTT CORPORATION                                                                                      2
           6,745  KIMCO REALTY CORPORATION                                                                                 250,442
           5,850  PLUM CREEK TIMBER COMPANY                                                                                212,355
           7,728  PROLOGIS                                                                                                 388,100
           2,624  PUBLIC STORAGE INCORPORATED<<                                                                            201,733
           5,806  SIMON PROPERTY GROUP INCORPORATED<<                                                                      475,395
           3,766  VORNADO REALTY TRUST<<                                                                                   360,180

                                                                                                                         3,401,760
                                                                                                                   ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.34%
           8,901  BED BATH & BEYOND INCORPORATED+                                                                          341,353
          12,906  BEST BUY COMPANY INCORPORATED<<                                                                          731,254

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
           4,832  CIRCUIT CITY STORES INCORPORATED                                                                 $       138,920
           4,273  RADIO SHACK CORPORATION<<                                                                                 72,641

                                                                                                                         1,284,168
                                                                                                                   ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
          10,460  HILTON HOTELS CORPORATION<<                                                                              281,792
           5,149  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                              376,238
           6,850  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                                       393,053

                                                                                                                         1,051,083
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.69%
          23,963  3M COMPANY                                                                                             2,047,159
           5,657  AMERICAN STANDARD COMPANIES INCORPORATED                                                                 246,249
          27,032  APPLE COMPUTER INCORPORATED+                                                                           1,902,782
          50,358  APPLIED MATERIALS INCORPORATED<<                                                                         903,926
          10,863  BAKER HUGHES INCORPORATED                                                                                878,056
           2,456  BLACK & DECKER CORPORATION                                                                               229,906
          21,293  CATERPILLAR INCORPORATED                                                                               1,612,732
           1,474  CUMMINS INCORPORATED<<                                                                                   154,033
           7,519  DEERE & COMPANY                                                                                          660,018
          74,702  DELL INCORPORATED+                                                                                     1,957,192
           6,452  DOVER CORPORATION                                                                                        320,987
           4,726  EATON CORPORATION                                                                                        362,248
          75,439  EMC CORPORATION+                                                                                       1,019,181
           8,388  GATEWAY INCORPORATED+                                                                                     18,454
          89,776  HEWLETT-PACKARD COMPANY                                                                                2,915,027
          10,394  INGERSOLL-RAND COMPANY CLASS A                                                                           454,737
          49,747  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            4,096,168
           3,437  LEXMARK INTERNATIONAL INCORPORATED+                                                                      167,382
           5,545  NATIONAL-OILWELL VARCO INCORPORATED+                                                                     382,439
           3,965  PALL CORPORATION                                                                                         119,664
           3,800  PARKER HANNIFIN CORPORATION                                                                              307,990
           7,204  PITNEY BOWES INCORPORATED                                                                                301,487
           5,843  SANDISK CORPORATION+<<                                                                                   372,959
          29,028  SOLECTRON CORPORATION+                                                                                   116,112
           2,299  STANLEY WORKS                                                                                            120,123
           8,029  SYMBOL TECHNOLOGIES INCORPORATED                                                                          85,509

                                                                                                                        21,752,520
                                                                                                                   ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.36%
          10,219  AON CORPORATION                                                                                          428,278
           5,189  HUMANA INCORPORATED+                                                                                     234,439
          17,362  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                                532,493
           9,479  UNUMPROVIDENT CORPORATION<<                                                                              192,518

                                                                                                                         1,387,728
                                                                                                                   ---------------

INSURANCE CARRIERS - 5.70%
          10,230  ACE LIMITED                                                                                              568,174
          18,000  AETNA INCORPORATED                                                                                       693,000
          15,812  AFLAC INCORPORATED                                                                                       751,702
          20,472  ALLSTATE CORPORATION                                                                                   1,156,463
           3,349  AMBAC FINANCIAL GROUP INCORPORATED                                                                       275,824
          82,386  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              5,375,686
          12,690  CHUBB CORPORATION<<                                                                                      654,043
           3,842  CIGNA CORPORATION                                                                                        411,094
           5,526  CINCINNATI FINANCIAL CORPORATION                                                                         235,629
          11,958  GENWORTH FINANCIAL INCORPORATED                                                                          397,006
           9,600  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           882,528

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (continued)
           9,054  LINCOLN NATIONAL CORPORATION                                                                     $       525,856
           4,307  LOEWS CORPORATION                                                                                        457,188
           4,253  MBIA INCORPORATED<<                                                                                      253,606
          24,058  METLIFE INCORPORATED<<                                                                                 1,253,422
           2,777  MGIC INVESTMENT CORPORATION                                                                              196,334
           8,871  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                                 455,171
           6,243  PROGRESSIVE CORPORATION                                                                                  677,553
          15,711  PRUDENTIAL FINANCIAL INCORPORATED                                                                      1,227,500
           3,912  SAFECO CORPORATION                                                                                       203,033
          22,088  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                972,535
           3,287  TORCHMARK CORPORATION                                                                                    197,582
          43,049  UNITEDHEALTH GROUP INCORPORATED<<                                                                      2,141,257
          20,948  WELLPOINT INCORPORATED+                                                                                1,487,308
           5,536  XL CAPITAL LIMITED CLASS A                                                                               364,767

                                                                                                                        21,814,261
                                                                                                                   ---------------

LEATHER & LEATHER PRODUCTS - 0.11%
          12,168  COACH INCORPORATED+                                                                                      401,787
                                                                                                                   ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.02%
           3,365  LOUISIANA-PACIFIC CORPORATION<<                                                                           92,807
                                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.73%
          13,609  AGILENT TECHNOLOGIES INCORPORATED+                                                                       522,858
           4,813  ALLERGAN INCORPORATED                                                                                    494,391
           5,817  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP<<                                                           167,762
           1,706  BAUSCH & LOMB INCORPORATED<<                                                                              83,509
          20,583  BAXTER INTERNATIONAL INCORPORATED                                                                        775,979
           7,850  BECTON DICKINSON & COMPANY                                                                               494,864
           7,856  BIOMET INCORPORATED<<                                                                                    292,086
          37,044  BOSTON SCIENTIFIC CORPORATION+<<                                                                         860,901
           3,301  C.R. BARD INCORPORATED                                                                                   245,792
           7,530  DANAHER CORPORATION<<                                                                                    482,748
           9,116  EASTMAN KODAK COMPANY<<                                                                                  245,767
           3,916  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                            276,274
          38,311  MEDTRONIC INCORPORATED<<                                                                               1,920,147
           1,652  MILLIPORE CORPORATION+<<                                                                                 121,885
           4,151  PERKINELMER INCORPORATED                                                                                  88,997
          14,159  RAYTHEON COMPANY                                                                                         626,819
           5,625  ROCKWELL AUTOMATION INCORPORATED                                                                         407,588
          11,635  ST. JUDE MEDICAL INCORPORATED+                                                                           459,350
           9,274  STRYKER CORPORATION<<                                                                                    405,738
           2,590  TEKTRONIX INCORPORATED                                                                                    91,479
           6,287  TERADYNE INCORPORATED+                                                                                   105,999
           5,147  THERMO ELECTRON CORPORATION+                                                                             198,365
           3,317  WATERS CORPORATION+                                                                                      150,326
          29,560  XEROX CORPORATION+<<                                                                                     415,022
           7,864  ZIMMER HOLDINGS INCORPORATED+                                                                            494,646

                                                                                                                        10,429,292
                                                                                                                   ---------------

MEDICAL MANAGEMENT SERVICES - 0.07%
           5,088  COVENTRY HEALTH CARE INCORPORATED+                                                                       252,721
                                                                                                                   ---------------

METAL MINING - 0.46%
           5,841  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                    377,212
          14,181  NEWMONT MINING CORPORATION                                                                               827,603
           6,460  PHELPS DODGE CORPORATION                                                                                 556,787

                                                                                                                         1,761,602
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
           3,186  VULCAN MATERIALS COMPANY                                                                         $       270,683
                                                                                                                   ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.01%
           5,649  HASBRO INCORPORATED                                                                                      111,342
          94,462  JOHNSON & JOHNSON                                                                                      5,536,418
          12,338  MATTEL INCORPORATED<<                                                                                    199,629
           4,514  TIFFANY & COMPANY                                                                                        157,493
          63,969  TYCO INTERNATIONAL LIMITED                                                                             1,685,583

                                                                                                                         7,690,465
                                                                                                                   ---------------

MISCELLANEOUS RETAIL - 1.23%
           9,792  AMAZON.COM INCORPORATED+<<                                                                               344,776
          15,018  COSTCO WHOLESALE CORPORATION                                                                             817,430
          25,945  CVS CORPORATION                                                                                          771,086
           1,955  DILLARDS INCORPORATED CLASS A                                                                             50,986
           4,645  EXPRESS SCRIPTS INCORPORATED+                                                                            362,960
           9,385  OFFICE DEPOT INCORPORATED+                                                                               380,843
          23,129  STAPLES INCORPORATED                                                                                     610,824
          32,124  WALGREEN COMPANY                                                                                       1,346,959

                                                                                                                         4,685,864
                                                                                                                   ---------------

MOTION PICTURES - 1.44%
          76,192  NEWS CORPORATION CLASS A                                                                               1,307,455
         143,001  TIME WARNER INCORPORATED                                                                               2,488,217
          61,127  WALT DISNEY COMPANY<<                                                                                  1,709,111

                                                                                                                         5,504,783
                                                                                                                   ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.73%
          34,664  UNITED PARCEL SERVICE INCORPORATED CLASS B<<                                                           2,810,211
                                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.00%
          39,284  AMERICAN EXPRESS COMPANY                                                                               2,113,872
           9,557  CAPITAL ONE FINANCIAL CORPORATION<<                                                                      828,018
           6,341  CIT GROUP INCORPORATED                                                                                   342,477
          19,140  COUNTRYWIDE FINANCIAL CORPORATION                                                                        778,232
          30,721  FANNIE MAE                                                                                             1,554,483
          21,932  FREDDIE MAC                                                                                            1,339,168
          13,245  SLM CORPORATION                                                                                          700,396

                                                                                                                         7,656,646
                                                                                                                   ---------------

OIL & GAS EXTRACTION - 3.16%
           7,314  ANADARKO PETROLEUM CORPORATION                                                                           766,653
          10,484  APACHE CORPORATION                                                                                       744,888
          10,289  BJ SERVICES COMPANY                                                                                      391,496
          11,859  CHESAPEAKE ENERGY CORPORATION<<                                                                          375,693
          14,025  DEVON ENERGY CORPORATION                                                                                 843,043
           7,698  EOG RESOURCES INCORPORATED                                                                               540,631
          16,385  HALLIBURTON COMPANY<<                                                                                  1,280,488
           3,681  KERR-MCGEE CORPORATION                                                                                   367,585
          10,031  NABORS INDUSTRIES LIMITED+                                                                               374,457
           4,353  NOBLE CORPORATION                                                                                        343,626
          13,672  OCCIDENTAL PETROLEUM CORPORATION                                                                       1,404,661
           3,469  ROWAN COMPANIES INCORPORATED<<                                                                           153,781
          37,509  SCHLUMBERGER LIMITED                                                                                   2,593,372
          10,346  TRANSOCEAN INCORPORATED+<<                                                                               838,750
          11,071  WEATHERFORD INTERNATIONAL LIMITED+                                                                       585,988

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (continued)
          11,528  XTO ENERGY INCORPORATED                                                                          $       488,211

                                                                                                                        12,093,323
                                                                                                                   ---------------

PAPER & ALLIED PRODUCTS - 0.54%
           3,342  BEMIS COMPANY INCORPORATED                                                                               105,139
          15,635  INTERNATIONAL PAPER COMPANY<<                                                                            568,332
          14,627  KIMBERLY-CLARK CORPORATION                                                                               856,118
           5,759  MEADWESTVACO CORPORATION                                                                                 164,189
           2,248  OFFICEMAX INCORPORATED                                                                                    86,998
           4,547  PACTIV CORPORATION+                                                                                      110,674
           3,518  TEMPLE-INLAND INCORPORATED                                                                               163,376

                                                                                                                         2,054,826
                                                                                                                   ---------------

PERSONAL SERVICES - 0.11%
           4,373  CINTAS CORPORATION                                                                                       183,579
          10,399  H & R BLOCK INCORPORATED                                                                                 237,409

                                                                                                                           420,988
                                                                                                                   ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.11%
           2,540  AMERADA HESS CORPORATION                                                                                 363,906
           2,261  ASHLAND INCORPORATED                                                                                     148,819
          70,659  CHEVRON CORPORATION                                                                                    4,311,612
          52,362  CONOCOPHILLIPS                                                                                         3,503,018
         193,819  EXXON MOBIL CORPORATION<<                                                                             12,226,103
          11,642  MARATHON OIL CORPORATION                                                                                 923,909
           5,241  MURPHY OIL CORPORATION<<                                                                                 262,993
           4,226  SUNOCO INCORPORATED                                                                                      342,475
          19,737  VALERO ENERGY CORPORATION                                                                              1,277,773

                                                                                                                        23,360,608
                                                                                                                   ---------------

PRIMARY METAL INDUSTRIES - 0.54%
          27,672  ALCOA INCORPORATED                                                                                       934,760
           2,744  ALLEGHENY TECHNOLOGIES INCORPORATED<<                                                                    190,269
           3,928  ENGELHARD CORPORATION                                                                                    150,875
           4,932  NUCOR CORPORATION                                                                                        536,700
           3,454  UNITED STATES STEEL CORPORATION                                                                          236,599

                                                                                                                         2,049,203
                                                                                                                   ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.95%
          24,526  CBS CORPORATION CLASS B<<                                                                                624,677
           1,873  DOW JONES & COMPANY INCORPORATED                                                                          69,245
           2,700  E.W. SCRIPPS COMPANY CLASS A                                                                             124,416
           7,556  GANNETT COMPANY INCORPORATED<<                                                                           415,580
           2,126  KNIGHT-RIDDER INCORPORATED                                                                               131,812
          11,654  MCGRAW-HILL COMPANIES INCORPORATED                                                                       648,662
           1,328  MEREDITH CORPORATION                                                                                      65,869
           4,608  NEW YORK TIMES COMPANY CLASS A<<                                                                         114,233
           6,854  RR DONNELLEY & SONS COMPANY                                                                              230,911
           8,310  TRIBUNE COMPANY                                                                                          239,577
          24,528  VIACOM INCORPORATED CLASS B+                                                                             976,950

                                                                                                                         3,641,932
                                                                                                                   ---------------

RAILROAD TRANSPORTATION - 0.76%
          11,838  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 941,476
           6,964  CSX CORPORATION                                                                                          476,964

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
RAILROAD TRANSPORTATION (continued)
          13,084  NORFOLK SOUTHERN CORPORATION                                                                     $       706,536
           8,409  UNION PACIFIC CORPORATION<<                                                                              766,985

                                                                                                                         2,891,961
                                                                                                                   ---------------

REAL ESTATE - 0.01%
             695  HUGOTON ROYALTY TRUST                                                                                     19,208
                                                                                                                   ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.06%
           1,946  COOPER TIRE & RUBBER COMPANY<<                                                                            24,714
           2,583  SEALED AIR CORPORATION                                                                                   139,095
           5,617  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                     78,638

                                                                                                                           242,447
                                                                                                                   ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.91%
           7,955  AMERIPRISE FINANCIAL INCORPORATED                                                                        390,113
           3,788  BEAR STEARNS COMPANIES INCORPORATED                                                                      539,828
          32,751  CHARLES SCHWAB CORPORATION                                                                               586,243
          13,264  E*TRADE FINANCIAL CORPORATION+                                                                           330,009
           2,673  FEDERATED INVESTORS INCORPORATED CLASS B                                                                  93,822
           4,843  FRANKLIN RESOURCES INCORPORATED                                                                          450,980
          13,839  GOLDMAN SACHS GROUP INCORPORATED                                                                       2,218,253
           3,974  LEGG MASON INCORPORATED                                                                                  470,840
           8,582  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  1,297,169
          29,147  MERRILL LYNCH & COMPANY INCORPORATED                                                                   2,222,750
          34,082  MORGAN STANLEY                                                                                         2,191,473
           4,191  T. ROWE PRICE GROUP INCORPORATED                                                                         352,840

                                                                                                                        11,144,320
                                                                                                                   ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.35%
          49,070  CORNING INCORPORATED+                                                                                  1,355,804
                                                                                                                   ---------------

TOBACCO PRODUCTS - 1.40%
          66,241  ALTRIA GROUP INCORPORATED                                                                              4,846,191
           2,715  REYNOLDS AMERICAN INCORPORATED<<                                                                         297,700
           5,191  UST INCORPORATED<<                                                                                       228,041

                                                                                                                         5,371,932
                                                                                                                   ---------------

TRANSPORTATION BY AIR - 0.39%
           9,645  FEDEX CORPORATION                                                                                      1,110,429
          22,475  SOUTHWEST AIRLINES COMPANY                                                                               364,544

                                                                                                                         1,474,973
                                                                                                                   ---------------

TRANSPORTATION EQUIPMENT - 2.91%
          25,404  BOEING COMPANY                                                                                         2,119,964
           3,016  BRUNSWICK CORPORATION                                                                                    118,288
          59,169  FORD MOTOR COMPANY                                                                                       411,225
          12,705  GENERAL DYNAMICS CORPORATION                                                                             833,702
          17,949  GENERAL MOTORS CORPORATION<<                                                                             410,673
           5,488  GENUINE PARTS COMPANY<<                                                                                  239,551
           3,917  GOODRICH CORPORATION                                                                                     174,306
           8,650  HARLEY-DAVIDSON INCORPORATED<<                                                                           439,766
          26,364  HONEYWELL INTERNATIONAL INCORPORATED                                                                   1,120,470
           5,862  ITT INDUSTRIES INCORPORATED                                                                              329,620
           6,163  JOHNSON CONTROLS INCORPORATED                                                                            502,593
          11,371  LOCKHEED MARTIN CORPORATION                                                                              863,059
           1,958  NAVISTAR INTERNATIONAL CORPORATION+                                                                       51,652

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
TRANSPORTATION EQUIPMENT (continued)
          11,131  NORTHROP GRUMMAN CORPORATION                                                                     $       744,664
           5,373  PACCAR INCORPORATED                                                                                      386,480
           4,201  TEXTRON INCORPORATED                                                                                     377,880
          32,230  UNITED TECHNOLOGIES CORPORATION                                                                        2,024,366

                                                                                                                        11,148,259
                                                                                                                   ---------------

TRANSPORTATION SERVICES - 0.03%
           4,184  SABRE HOLDINGS CORPORATION                                                                                96,609
                                                                                                                   ---------------

WATER TRANSPORTATION - 0.17%
          13,781  CARNIVAL CORPORATION                                                                                     645,226
                                                                                                                   ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.98%
           6,634  AMERISOURCEBERGEN CORPORATION<<                                                                          286,257
           2,639  BROWN-FORMAN CORPORATION CLASS B                                                                         196,605
          13,393  CARDINAL HEALTH INCORPORATED                                                                             902,019
           4,306  DEAN FOODS COMPANY+                                                                                      170,561
           9,716  MCKESSON CORPORATION                                                                                     472,100
           9,662  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     514,308
           6,007  NIKE INCORPORATED CLASS B                                                                                491,613
           4,322  SUPERVALU INCORPORATED                                                                                   125,381
          19,657  SYSCO CORPORATION<<                                                                                      587,548

                                                                                                                         3,746,392
                                                                                                                   ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.09%
           4,400  PATTERSON COMPANIES INCORPORATED+                                                                        143,352
           2,426  W.W. GRAINGER INCORPORATED                                                                               186,607

                                                                                                                           329,959
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $206,888,964)                                                                                377,402,495
                                                                                                                   ---------------

COLLATERAL FOR SECURITIES LENDING - 12.98%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.47%

       1,772,861  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,772,861
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 12.51%
$        135,197  AMERICAN GENERAL FINANCE+/-++                                         4.93%        05/15/2007            135,254
          56,287  APRECO LLC++                                                          4.60         05/15/2006             56,181
       1,111,621  AQUIFER FUNDING LIMITED++                                             4.80         05/03/2006          1,111,320
         375,547  AQUIFER FUNDING LIMITED++                                             4.80         05/04/2006            375,397
         375,547  AQUINAS FUNDING LLC++                                                 5.04         06/23/2006            372,806
         767,589  ATLANTIC ASSET SECURITIZATION CORPORATION++                           4.86         05/11/2006            766,553
         751,095  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.81         11/03/2006            751,095
         180,263  ATLAS CAPITAL FUNDING CORPORATION++                                   4.60         05/15/2006            179,922
         375,547  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.93         12/22/2006            375,547
         375,547  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.94         10/20/2006            375,547
         375,547  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.98         04/25/2007            375,547
          24,621  ATOMIUM FUNDING CORPORATION++                                         4.81         05/03/2006             24,614
       1,430,881  ATOMIUM FUNDING CORPORATION++                                         4.81         05/04/2006          1,430,309
         302,676  ATOMIUM FUNDING CORPORATION++                                         4.83         05/05/2006            302,516
         182,696  ATOMIUM FUNDING CORPORATION++                                         5.00         06/12/2006            181,642
         901,314  BASF AG++                                                             4.81         05/04/2006            900,953
         450,657  BEAR STEARNS & COMPANY+/-                                             4.93         10/04/2006            450,657
         769,544  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                     $769,649)                                                          4.92         05/01/2006            769,544

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         52,111  BETA FINANCE INCORPORATED SERIES MTN+/-++                             4.91%        06/02/2006             52,114
       8,262,045  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $8,263,176)          4.93         05/01/2006          8,262,045
         500,184  BUCKINGHAM CDO LLC++                                                  4.96         05/23/2006            498,679
         751,095  BUCKINGHAM CDO LLC++                                                  5.08         07/24/2006            742,367
         904,273  BUCKINGHAM II CDO LLC++                                               4.86         05/08/2006            903,432
         105,153  BUCKINGHAM II CDO LLC++                                               4.95         05/24/2006            104,822
         195,285  CAIRN HIGH GRADE FUNDING I++                                          4.76         05/10/2006            195,046
         375,547  CAIRN HIGH GRADE FUNDING I++                                          4.81         05/02/2006            375,499
         300,438  CAIRN HIGH GRADE FUNDING I++                                          4.83         05/08/2006            300,159
         255,372  CAIRN HIGH GRADE FUNDING I++                                          4.93         05/18/2006            254,782
         207,302  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.68         05/08/2006            207,109
          66,802  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.69         05/10/2006             66,721
         300,438  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.70         05/12/2006            299,990
         155,071  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.80         05/05/2006            154,989
         483,540  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.83         05/09/2006            483,018
         150,219  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/07/2006            149,454
         399,808  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.90         06/12/2006            397,501
         470,486  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.99         06/21/2006            467,178
         217,818  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.01         06/05/2006            216,770
         751,095  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.83         05/12/2006            749,976
         377,020  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.85         05/11/2006            376,511
       1,051,533  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       4.85         05/14/2006          1,051,533
         971,917  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                    5.00         05/25/2006            968,719
         465,679  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.92         05/04/2006            465,651
         375,547  CULLINAN FINANCE CORPORATION+/-++                                     4.71         11/15/2006            375,585
         195,285  DEER VALLEY FUNDING LLC++                                             4.78         05/03/2006            195,232
         570,832  DEER VALLEY FUNDING LLC++                                             4.84         05/08/2006            570,301
          29,398  DEER VALLEY FUNDING LLC++                                             4.89         05/15/2006             29,342
         240,110  DEER VALLEY FUNDING LLC++                                             4.92         05/16/2006            239,623
       1,868,670  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $1,868,920)        4.82         05/01/2006          1,868,670
          24,035  EDISON ASSET SECURITIZATION LLC++                                     4.84         05/15/2006             23,990
          30,044  EIFFEL FUNDING LLC++                                                  4.80         05/01/2006             30,044
         541,104  EUREKA SECURITIZATION INCORPORATED++                                  4.86         05/16/2006            540,005
         901,314  GEMINI SECURITIZATION INCORPORATED++                                  4.79         05/01/2006            901,314
          22,533  GEMINI SECURITIZATION INCORPORATED++                                  4.88         05/24/2006             22,462
         675,610  GEORGE STREET FINANCE LLC++                                           4.80         05/02/2006            675,522
         360,526  GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.97         06/30/2006            360,526
          30,044  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           4.98         05/15/2007             30,050
          52,577  HBOS TREASURY SERVICES PLC+/-++                                       5.12         01/12/2007             52,629
         240,350  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.03         06/06/2006            240,350
          19,528  K2 USA LLC++                                                          4.61         05/02/2006             19,526
          69,476  K2 USA LLC SERIES MTN+/-++                                            4.90         07/24/2006             69,490
         225,328  KAUPTHING BANK HF+/-++                                                4.98         03/20/2007            224,986
          60,088  KLIO II FUNDING CORPORATION++                                         4.96         06/30/2006             59,591
         502,167  KLIO III FUNDING CORPORATION++                                        4.93         05/22/2006            500,731
         722,073  KLIO III FUNDING CORPORATION++                                        4.96         06/30/2006            716,101
          15,022  LEXINGTON PARKER CAPITAL CORPORATION                                  4.60         05/02/2006             15,020
          57,023  LEXINGTON PARKER CAPITAL CORPORATION++                                4.68         05/10/2006             56,954
       2,407,575  LEXINGTON PARKER CAPITAL CORPORATION++                                4.85         05/05/2006          2,406,299
          25,537  LEXINGTON PARKER CAPITAL CORPORATION                                  4.96         06/20/2006             25,361
         375,547  LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                              4.84         05/26/2006            375,555
          30,044  LINKS FINANCE LLC SERIES MTN1+/-++                                    4.82         09/12/2006             30,044
         225,328  LIQUID FUNDING LIMITED+/-++                                           4.79         12/01/2006            225,328
         345,504  LIQUID FUNDING LIMITED+/-++                                           4.88         08/14/2006            345,504
          90,131  LIQUID FUNDING LIMITED SERIES MTN+/-++                                4.85         02/20/2007             90,133
         150,219  MBIA GLOBAL FUNDING LLC+/-++                                          4.92         02/20/2007            150,210
         754,850  MERRILL LYNCH & COMPANY SERIES MTN+/-                                 5.28         10/27/2006            755,454
         450,657  MORGAN STANLEY+/-                                                     4.94         10/10/2006            450,657
          69,476  MORGAN STANLEY SERIES EXL+/-                                          4.93         08/13/2010             69,493
         339,495  MORTGAGE INTEREST NET TRUST                                           4.76         05/03/2006            339,403
          15,022  NATIONWIDE BUILDING SOC+/-++                                          5.20         07/21/2006             15,027

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         66,968  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             4.91%        06/26/2006             66,451
          24,110  NORDEA NORTH AMERICA INCORPORATED                                     4.80         05/03/2006             24,104
          48,070  NORDEA NORTH AMERICA INCORPORATED                                     4.81         05/09/2006             48,018
          28,542  NORDEA NORTH AMERICA INCORPORATED                                     4.87         05/15/2006             28,488
          44,991  NORTH SEA FUNDING LLC++                                               5.00         06/26/2006             44,643
         751,095  NORTHERN ROCK PLC+/-++                                                4.83         02/05/2007            751,133
          60,764  RACERS TRUST 2004-6-MM+/-++                                           4.95         05/22/2006             60,772
         283,118  REGENCY MARKETS LLC++                                                 5.06         07/20/2006            279,984
          15,022  SCALDIS CAPITAL LIMITED++                                             4.91         06/15/2006             14,929
         749,518  SEDNA FINANCE INCORPORATED++                                          4.86         05/02/2006            749,420
         300,438  SLM CORPORATION+/-++                                                  4.86         05/04/2007            300,363
         120,175  SWEDBANK (FORENINGS SPARBANKEN)                                       4.81         05/09/2006            120,045
          75,110  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                               5.06         07/18/2006             74,299
          60,088  TANGO FINANCE CORPORATION++                                           4.94         06/21/2006             59,665
         173,698  TANGO FINANCE CORPORATION SERIES MTN+/-++                             4.90         10/25/2006            173,756
         454,097  THUNDER BAY FUNDING INCORPORATED++                                    5.00         06/16/2006            451,218
         534,990  TIERRA ALTA FUNDING I LIMITED++                                       4.82         05/10/2006            534,337
         774,259  TIERRA ALTA FUNDING I LIMITED++                                       4.83         05/11/2006            773,214
          86,842  TRAVELERS INSURANCE COMPANY+/-                                        4.92         02/09/2007             86,840
         375,547  UNICREDITO ITALIANO SERIES LIB+/-                                     4.86         03/09/2007            375,540
         570,832  US BANK NA SERIES BKNT+/-                                             5.13         07/28/2006            570,861
          45,066  VERSAILLES CDS LLC++                                                  4.87         05/15/2006             44,981
         375,547  VERSAILLES CDS LLC++                                                  4.99         06/20/2006            372,960
          15,022  VERSAILLES CDS LLC++                                                  5.00         06/21/2006             14,916
         158,661  VERSAILLES CDS LLC++                                                  5.04         06/28/2006            157,394
         150,219  WHISTLEJACKET CAPITAL LIMITED+/-++                                    4.80         06/09/2006            150,219
          75,110  WHISTLEJACKET CAPITAL LIMITED++                                       4.91         05/15/2006             74,968
         242,679  WHISTLEJACKET CAPITAL LIMITED++                                       5.02         06/26/2006            240,805
          75,110  WHITE PINE FINANCE LLC++                                              4.80         05/05/2006             75,070
          61,319  WHITE PINE FINANCE LLC++                                              4.83         05/25/2006             61,118
         375,547  WHITE PINE FINANCE LLC+/-++                                           4.85         07/17/2006            375,547
          46,147  WHITE PINE FINANCE LLC++                                              4.91         06/20/2006             45,829
         396,413  WHITE PINE FINANCE LLC++                                              4.92         06/22/2006            393,575
         360,526  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               4.84         06/12/2006            360,540

                                                                                                                        47,854,415
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $49,627,276)                                                            49,627,276
                                                                                                                   ---------------

SHARES
RIGHTS - 0.00%
          12,100  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                  0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                   ---------------
SHORT-TERM INVESTMENTS - 1.32%
       4,806,756  WELLS FARGO ADVANTAGE MONEY MARKET TRUST@~                                                             4,806,756
                                                                                                                   ---------------

PRINCIPAL
US TREASURY BILLS - 0.06%
$         85,000  US TREASURY BILL^#                                                    4.13         05/11/2006             84,896
         165,000  US TREASURY BILL^#                                                    4.48         08/10/2006            162,852

                                                                                                                           247,748
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,054,584)                                                                           5,054,504
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $261,570,824)*                                          112.98%                                              $   432,084,275

OTHER ASSETS AND LIABILITIES, NET                             (12.98)                                                  (49,654,944)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $   382,429,331
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,693,662.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $23,357,600. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.42%

AMUSEMENT & RECREATION SERVICES - 1.60%
         140,750  HARRAH'S ENTERTAINMENT INCORPORATED                                                              $    11,490,830
                                                                                                                   ---------------
BUSINESS SERVICES - 8.44%
         139,050  ADOBE SYSTEMS INCORPORATED+                                                                            5,450,760
          35,995  GOOGLE INCORPORATED CLASS A+                                                                          15,043,750
         727,350  ORACLE CORPORATION+                                                                                   10,612,036
         897,320  YAHOO! INCORPORATED+                                                                                  29,414,150

                                                                                                                        60,520,696
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS - 6.13%
         274,550  AMGEN INCORPORATED+                                                                                   18,587,035
         177,880  GENZYME CORPORATION+                                                                                  10,879,141
         252,360  GILEAD SCIENCES INCORPORATED+                                                                         14,510,700

                                                                                                                        43,976,876
                                                                                                                   ---------------
COMMUNICATIONS - 8.56%
         704,250  COMCAST CORPORATION CLASS A+<<                                                                        21,796,537
         328,650  NII HOLDINGS INCORPORATED+                                                                            19,686,135
         803,800  SPRINT NEXTEL CORPORATION                                                                             19,934,240

                                                                                                                        61,416,912
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS - 1.26%
         197,510  MARSHALL & ILSLEY CORPORATION                                                                          9,030,157
                                                                                                                   ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.80%
         588,060  WILLIAMS COMPANIES INCORPORATED                                                                       12,896,156
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.18%
         264,300  BROADCOM CORPORATION CLASS A+                                                                         10,865,373
         105,220  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                           9,258,308
         399,990  MARVELL TECHNOLOGY GROUP LIMITED+                                                                     22,835,429
         283,000  MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                             11,489,800
         323,000  MOTOROLA INCORPORATED                                                                                  6,896,050
         189,550  NVIDIA CORPORATION+                                                                                    5,538,651
         297,520  QUALCOMM INCORPORATED                                                                                 15,274,677
         562,730  TEXAS INSTRUMENTS INCORPORATED                                                                        19,532,358

                                                                                                                       101,690,646
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS - 0.19%
          29,417  WM. WRIGLEY JR. COMPANY CLASS B                                                                        1,385,529
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES - 2.28%
         210,300  FEDERATED DEPARTMENT STORES INCORPORATED                                                              16,371,855
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.24%
         156,700  BEST BUY COMPANY INCORPORATED<<                                                                        8,878,622
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.00%
         303,700  HILTON HOTELS CORPORATION<<                                                                            8,181,678
         280,810  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           20,518,787

                                                                                                                        28,700,465
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.85%
         317,200  APPLE COMPUTER INCORPORATED+                                                                     $    22,327,708
         314,800  GRANT PRIDECO INCORPORATED+                                                                           16,117,760
         319,100  HEWLETT-PACKARD COMPANY                                                                               10,361,177
         108,650  NATIONAL-OILWELL VARCO INCORPORATED+                                                                   7,493,591
         225,250  SANDISK CORPORATION+                                                                                  14,377,707

                                                                                                                        70,677,943
                                                                                                                   ---------------
INSURANCE CARRIERS - 8.70%
         233,800  AETNA INCORPORATED                                                                                     9,001,300
         267,470  ALLSTATE CORPORATION                                                                                  15,109,380
         154,750  CHUBB CORPORATION<<                                                                                    7,975,815
         426,970  WELLPOINT INCORPORATED+                                                                               30,314,870

                                                                                                                        62,401,365
                                                                                                                   ---------------
LEATHER & LEATHER PRODUCTS - 0.68%
         148,170  COACH INCORPORATED+                                                                                    4,892,573
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.56%
         173,550  BECTON DICKINSON & COMPANY                                                                            10,940,592
         290,960  MEDTRONIC INCORPORATED<<                                                                              14,582,915

                                                                                                                        25,523,507
                                                                                                                   ---------------
METAL MINING - 2.63%
         322,750  NEWMONT MINING CORPORATION                                                                            18,835,690
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.46%
         301,250  JOHNSON & JOHNSON                                                                                     17,656,263
                                                                                                                   ---------------
MISCELLANEOUS RETAIL - 3.10%
         746,980  CVS CORPORATION                                                                                       22,200,246
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.00%
         133,200  AMERICAN EXPRESS COMPANY                                                                               7,167,492
                                                                                                                   ---------------
OIL & GAS EXTRACTION - 3.51%
         145,150  CANADIAN NATURAL RESOURCES LIMITED                                                                     8,738,030
         202,400  TRANSOCEAN INCORPORATED+<<                                                                            16,408,568

                                                                                                                        25,146,598
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.59%
         175,600  VALERO ENERGY CORPORATION                                                                             11,368,344
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.91%
          43,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  6,499,450
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.24%
         582,440  CORNING INCORPORATED+                                                                                 16,092,817
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT - 4.25%
         377,800  HONEYWELL INTERNATIONAL INCORPORATED                                                                  16,056,500
          64,250  ITT INDUSTRIES INCORPORATED                                                                            3,612,778
         119,900  TEXTRON INCORPORATED                                                                                  10,785,005

                                                                                                                        30,454,283
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 5.26%
         278,050  CARDINAL HEALTH INCORPORATED                                                                     $    18,726,668
         237,500  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  12,642,125
          77,910  NIKE INCORPORATED CLASS B                                                                              6,376,154

                                                                                                                        37,744,947
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $675,976,379)                                                                                713,020,262
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING - 7.97%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.28%
       2,042,510  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 2,042,510
                                                                                                                   ---------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.69%
$        155,760  AMERICAN GENERAL FINANCE CORPORATION+/-++                             4.93%        05/15/2007            155,826
          64,848  APRECO LLC                                                            4.60         05/15/2006             64,726
         141,932  APRECO LLC++                                                          4.92         06/15/2006            141,054
       1,280,696  AQUIFER FUNDING LIMITED                                               4.80         05/03/2006          1,280,350
         432,668  AQUIFER FUNDING LIMITED                                               4.80         05/04/2006            432,494
         432,668  AQUINAS FUNDING LLC                                                   5.04         06/23/2006            429,509
         884,338  ATLANTIC ASSET SECURITIZATION CORPORATION                             4.86         05/11/2006            883,144
         865,335  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.81         11/03/2006            865,335
         207,680  ATLAS CAPITAL FUNDING CORPORATION                                     4.60         05/15/2006            207,288
         432,668  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.93         12/22/2006            432,668
         432,668  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.94         10/20/2006            432,668
         432,668  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.98         04/25/2007            432,668
          28,366  ATOMIUM FUNDING CORPORATION                                           4.81         05/03/2006             28,358
       1,648,515  ATOMIUM FUNDING CORPORATION                                           4.81         05/04/2006          1,647,856
         348,713  ATOMIUM FUNDING CORPORATION                                           4.83         05/05/2006            348,528
         210,484  ATOMIUM FUNDING CORPORATION                                           5.00         06/12/2006            209,270
       1,038,402  BASF AG++                                                             4.81         05/04/2006          1,037,987
         519,201  BEAR STEARNS & COMPANY+/-                                             4.93         10/04/2006            519,201
         886,590  BEAR, STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                     $886,711)                                                          4.92         05/01/2006            886,590
          60,037  BETA FINANCE INCORPORATED SERIES MTN+/-++                             4.91         06/02/2006             60,041
       9,518,686  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $9,519,990)          4.93         05/01/2006          9,518,686
         576,261  BUCKINGHAM CDO LLC                                                    4.96         05/23/2006            574,527
         865,335  BUCKINGHAM CDO LLC                                                    5.08         07/24/2006            855,280
       1,041,812  BUCKINGHAM II CDO LLC                                                 4.86         05/08/2006          1,040,843
         121,147  BUCKINGHAM II CDO LLC                                                 4.95         05/24/2006            120,765
         224,987  CAIRN HIGH GRADE FUNDING I                                            4.76         05/10/2006            224,713
         432,668  CAIRN HIGH GRADE FUNDING I                                            4.81         05/02/2006            432,611
         346,134  CAIRN HIGH GRADE FUNDING I++                                          4.83         05/08/2006            345,812
         294,214  CAIRN HIGH GRADE FUNDING I++                                          4.93         05/18/2006            293,534
         238,832  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.68         05/08/2006            238,610
          76,963  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.69         05/10/2006             76,869
         346,134  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.70         05/12/2006            345,618
         178,657  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.80         05/05/2006            178,562
         557,085  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.83         05/09/2006            556,484
         173,067  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.89         06/07/2006            172,186
         460,618  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.90         06/12/2006            457,960
         542,046  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.99         06/21/2006            538,235
         250,947  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.01         06/05/2006            249,740
         865,335  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                            4.83         05/12/2006            864,046
         434,364  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                            4.85         05/11/2006            433,777
       1,211,469  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       4.85         05/14/2006          1,211,469
       1,119,744  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      5.00         05/25/2006          1,116,060
         536,508  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.92         05/04/2006            536,476
         432,668  CULLINAN FINANCE CORPORATION SERIES MTN+/-                            4.71         11/15/2006            432,711
         224,987  DEER VALLEY FUNDING LLC                                               4.78         05/03/2006            224,926
         657,655  DEER VALLEY FUNDING LLC++                                             4.84         05/08/2006            657,043
          33,869  DEER VALLEY FUNDING LLC                                               4.89         05/15/2006             33,805

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        276,630  DEER VALLEY FUNDING LLC                                               4.92%        05/16/2006    $       276,069
       2,152,891  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $2,153,179)        4.82         05/01/2006          2,152,891
          27,691  EDISON ASSET SECURITIZATION LLC++                                     4.84         05/15/2006             27,638
          34,613  EIFFEL FUNDING LLC                                                    4.80         05/01/2006             34,613
         623,405  EUREKA SECURITIZATION INCORPORATED++                                  4.86         05/16/2006            622,139
       1,038,402  GEMINI SECURITIZATION INCORPORATED                                    4.79         05/01/2006          1,038,402
          25,960  GEMINI SECURITIZATION INCORPORATED                                    4.88         05/24/2006             25,878
         778,369  GEORGE STREET FINANCE LLC                                             4.80         05/02/2006            778,268
         415,361  GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.97         06/30/2006            415,361
          34,613  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           4.98         05/15/2007             34,621
          60,573  HBOS TREASURY SERVICES PLC+/-++                                       5.12         01/12/2007             60,634
         276,907  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.03         06/06/2006            276,907
          22,499  K2 USA LLC                                                            4.61         05/02/2006             22,496
          80,044  K2 USA LLC SERIES MTN+/-++                                            4.90         07/24/2006             80,059
         259,601  KAUPTHING BANK HF+/-                                                  4.98         03/20/2007            259,206
          69,227  KLIO II FUNDING CORPORATION                                           4.96         06/30/2006             68,654
         578,546  KLIO III FUNDING CORPORATION                                          4.93         05/22/2006            576,891
         831,899  KLIO III FUNDING CORPORATION++                                        4.96         06/30/2006            825,019
          17,307  LEXINGTON PARKER CAPITAL CORPORATION                                  4.60         05/02/2006             17,304
          65,696  LEXINGTON PARKER CAPITAL CORPORATION                                  4.68         05/10/2006             65,616
       2,773,763  LEXINGTON PARKER CAPITAL CORPORATION++                                4.85         05/05/2006          2,772,292
          29,421  LEXINGTON PARKER CAPITAL CORPORATION                                  4.96         06/20/2006             29,219
         432,668  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                4.84         05/26/2006            432,676
          34,613  LINKS FINANCE LLC SERIES MTN+/-                                       4.82         09/12/2006             34,613
         259,601  LIQUID FUNDING LIMITED+/-++                                           4.79         12/01/2006            259,601
         398,054  LIQUID FUNDING LIMITED+/-++                                           4.88         08/14/2006            398,054
         103,840  LIQUID FUNDING LIMITED SERIES MTN+/-++                                4.85         02/20/2007            103,842
         173,067  MBIA GLOBAL FUNDING LLC+/-++                                          4.92         02/20/2007            173,057
         869,662  MERRILL LYNCH & COMPANY SERIES MTN+/-++                               5.28         10/27/2006            870,357
         519,201  MORGAN STANLEY+/-                                                     4.94         10/10/2006            519,201
          80,044  MORGAN STANLEY SERIES EXL+/-++                                        4.93         08/13/2010             80,063
         391,131  MORTGAGE INTEREST NET TRUST                                           4.76         05/03/2006            391,026
          17,307  NATIONWIDE BUILDING SOCIETY+/-++                                      5.20         07/21/2006             17,313
          77,153  NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.91         06/26/2006             76,558
          27,777  NORDEA NORTH AMERICA INCORPORATED                                     4.80         05/03/2006             27,770
          55,381  NORDEA NORTH AMERICA INCORPORATED                                     4.81         05/09/2006             55,322
          32,883  NORDEA NORTH AMERICA INCORPORATED                                     4.87         05/15/2006             32,821
          51,834  NORTH SEA FUNDING LLC++                                               5.00         06/26/2006             51,433
         865,335  NORTHERN ROCK PLC+/-++                                                4.83         02/05/2007            865,378
          70,006  RACERS TRUST 2004-6-MM+/-++                                           4.95         05/22/2006             70,015
         326,179  REGENCY MARKETS LLC++                                                 5.06         07/20/2006            322,569
          17,307  SCALDIS CAPITAL LIMITED                                               4.91         06/15/2006             17,200
         863,518  SEDNA FINANCE INCORPORATED                                            4.86         05/02/2006            863,406
         346,134  SLM CORPORATION+/-++                                                  4.86         05/04/2007            346,047
         138,454  SWEDBANK (FORENINGS SPARBANKEN)                                       4.81         05/09/2006            138,304
          86,534  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                               5.06         07/18/2006             85,600
          69,227  TANGO FINANCE CORPORATION                                             4.94         06/21/2006             68,740
         200,117  TANGO FINANCE CORPORATION SERIES MTN+/-++                             4.90         10/25/2006            200,183
         523,164  THUNDER BAY FUNDING INCORPORATED++                                    5.00         06/16/2006            519,847
         616,361  TIERRA ALTA FUNDING I LIMITED                                         4.82         05/10/2006            615,609
         892,022  TIERRA ALTA FUNDING I LIMITED                                         4.83         05/11/2006            890,818
         100,050  TRAVELERS INSURANCE COMPANY+/-                                        4.92         02/09/2007            100,048
         432,668  UNICREDITO ITALIANO SERIES LIB+/-                                     4.86         03/09/2007            432,659
         657,655  US BANK NA SERIES BKNT+/-                                             5.13         07/28/2006            657,688
          51,920  VERSAILLES CDS LLC++                                                  4.87         05/15/2006             51,822
         432,668  VERSAILLES CDS LLC++                                                  4.99         06/20/2006            429,686
          17,307  VERSAILLES CDS LLC                                                    5.00         06/21/2006             17,185
         182,793  VERSAILLES CDS LLC++                                                  5.04         06/28/2006            181,333
         173,067  WHISTLEJACKET CAPITAL LIMITED+/-++                                    4.80         06/09/2006            173,067
          86,534  WHISTLEJACKET CAPITAL LIMITED                                         4.91         05/15/2006             86,370
         279,590  WHISTLEJACKET CAPITAL LIMITED                                         5.02         06/26/2006            277,431
          86,534  WHITE PINE FINANCE LLC                                                4.80         05/05/2006             86,488
          70,646  WHITE PINE FINANCE LLC++                                              4.83         05/25/2006             70,414

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        432,668  WHITE PINE FINANCE LLC+/-++                                           4.85%        07/17/2006    $       432,668
          53,166  WHITE PINE FINANCE LLC++                                              4.91         06/20/2006             52,800
         456,707  WHITE PINE FINANCE LLC++                                              4.92         06/22/2006            453,437
         415,361  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               4.84         06/12/2006            415,377

                                                                                                                        55,132,982
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $57,175,492)                                                              57,175,492
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.40%
      17,193,609  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                            17,193,609
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $17,193,609)                                                                         17,193,609
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $750,345,480)*                                          109.79%                                              $   787,389,363

OTHER ASSETS AND LIABILITIES, NET                              (9.79)                                                  (70,203,563)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $   717,185,800
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,193,609.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.33%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.43%
          23,200  HOME DEPOT INCORPORATED                                                                          $       926,376
                                                                                                                   ---------------

BUSINESS SERVICES - 1.97%
         174,700  MICROSOFT CORPORATION                                                                                  4,219,005
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS - 13.67%
          19,300  ABBOTT LABORATORIES                                                                                      824,882
          18,900  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  1,295,028
          35,600  BRISTOL-MYERS SQUIBB COMPANY                                                                             903,528
          92,000  DOW CHEMICAL COMPANY                                                                                   3,736,120
         115,700  E.I. DU PONT DE NEMOURS & COMPANY                                                                      5,102,370
          24,600  ELI LILLY & COMPANY                                                                                    1,301,832
          14,400  GLAXOSMITHKLINE PLC ADR<<                                                                                819,072
         276,400  PFIZER INCORPORATED                                                                                    7,001,212
          95,300  PROCTER & GAMBLE COMPANY                                                                               5,547,413
             604  TRONOX INCORPORATED CLASS B                                                                               10,449
          56,000  WYETH                                                                                                  2,725,520

                                                                                                                        29,267,426
                                                                                                                   ---------------

COMMUNICATIONS - 3.29%
          32,400  AT&T INCORPORATED                                                                                        849,204
           3,900  BCE INCORPORATED<<                                                                                        96,408
          26,400  BELLSOUTH CORPORATION                                                                                    891,792
          79,900  VERIZON COMMUNICATIONS INCORPORATED                                                                    2,639,097
         108,000  VODAFONE GROUP PLC ADR<<                                                                               2,559,600

                                                                                                                         7,036,101
                                                                                                                   ---------------

DEPOSITORY INSTITUTIONS - 23.36%
          60,000  AMSOUTH BANCORPORATION                                                                                 1,736,400
         175,300  BANK OF AMERICA CORPORATION                                                                            8,750,976
          43,300  BANK OF NEW YORK COMPANY INCORPORATED                                                                  1,521,995
          28,700  BB&T CORPORATION                                                                                       1,232,378
         211,600  CITIGROUP INCORPORATED                                                                                10,569,420
         114,700  JP MORGAN CHASE & COMPANY                                                                              5,205,086
          34,900  KEYCORP                                                                                                1,333,878
          30,800  MELLON FINANCIAL CORPORATION                                                                           1,159,004
          87,000  NORTH FORK BANCORPORATION INCORPORATED                                                                 2,621,310
          17,300  PNC FINANCIAL SERVICES GROUP                                                                           1,236,431
          65,433  REGIONS FINANCIAL CORPORATION                                                                          2,388,959
          27,500  STATE STREET CORPORATION                                                                               1,796,300
          12,600  SUNTRUST BANKS INCORPORATED                                                                              974,358
          84,900  US BANCORP                                                                                             2,669,256
          85,000  WACHOVIA CORPORATION                                                                                   5,087,250
          37,900  WASHINGTON MUTUAL INCORPORATED                                                                         1,707,774

                                                                                                                        49,990,775
                                                                                                                   ---------------

EATING & DRINKING PLACES - 2.49%
         154,400  MCDONALD'S CORPORATION                                                                                 5,337,608
                                                                                                                   ---------------

ELECTRIC, GAS & SANITARY SERVICES - 5.53%
          35,300  AMEREN CORPORATION<<                                                                                   1,778,061
          31,800  CONSOLIDATED EDISON INCORPORATED<<                                                                     1,371,216
          12,800  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  702,976
          30,100  DOMINION RESOURCES INCORPORATED                                                                        2,253,587
          79,000  DUKE ENERGY CORPORATION<<                                                                              2,300,480
          22,800  EXELON CORPORATION                                                                                     1,231,200

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          68,500  SOUTHERN COMPANY                                                                                 $     2,207,755

                                                                                                                        11,845,275
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.16%
           6,400  EMERSON ELECTRIC COMPANY                                                                                 543,680
         189,800  GENERAL ELECTRIC COMPANY                                                                               6,565,182
         196,900  INTEL CORPORATION                                                                                      3,934,062

                                                                                                                        11,042,924
                                                                                                                   ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.61%
          12,600  ILLINOIS TOOL WORKS INCORPORATED                                                                       1,294,020
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS - 4.30%
          48,100  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                  2,144,298
          32,200  CONAGRA FOODS INCORPORATED                                                                               730,296
          17,400  GENERAL MILLS INCORPORATED                                                                               858,516
          39,000  HJ HEINZ COMPANY                                                                                       1,618,890
          15,300  KELLOGG COMPANY                                                                                          708,543
           8,100  PEPSICO INCORPORATED                                                                                     471,744
          63,600  THE COCA-COLA COMPANY                                                                                  2,668,656

                                                                                                                         9,200,943
                                                                                                                   ---------------

FORESTRY - 0.44%
          13,300  WEYERHAEUSER COMPANY                                                                                     937,251
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES - 1.16%
          54,900  WAL-MART STORES INCORPORATED<<                                                                         2,472,147
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.05%
          32,500  3M COMPANY                                                                                             2,776,475
          12,900  CATERPILLAR INCORPORATED                                                                                 977,046
          23,200  HEWLETT-PACKARD COMPANY                                                                                  753,304
          43,200  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                            3,557,088
          14,600  PITNEY BOWES INCORPORATED                                                                                611,010

                                                                                                                         8,674,923
                                                                                                                   ---------------

INSURANCE CARRIERS - 5.28%
          78,000  ALLSTATE CORPORATION                                                                                   4,406,220
          53,300  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                              3,477,825
          11,200  CHUBB CORPORATION<<                                                                                      577,248
          31,516  LINCOLN NATIONAL CORPORATION                                                                           1,830,423
           9,200  SAFECO CORPORATION                                                                                       477,480
          12,100  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                532,763

                                                                                                                        11,301,959
                                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.40%
          12,500  BAXTER INTERNATIONAL INCORPORATED                                                                        471,250
           6,100  BECTON DICKINSON & COMPANY                                                                               384,544

                                                                                                                           855,794
                                                                                                                   ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.11%
          40,600  JOHNSON & JOHNSON                                                                                      2,379,566
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL - 0.84%
          33,000  COSTCO WHOLESALE CORPORATION                                                                     $     1,796,190
                                                                                                                   ---------------

MOTION PICTURES - 0.30%
          23,200  WALT DISNEY COMPANY<<                                                                                    648,672
                                                                                                                   ---------------

OIL & GAS EXTRACTION - 2.68%
          15,100  BJ SERVICES COMPANY                                                                                      574,555
           2,800  ENSCO INTERNATIONAL INCORPORATED                                                                         149,772
           5,300  EOG RESOURCES INCORPORATED                                                                               372,219
           3,000  KERR-MCGEE CORPORATION                                                                                   299,580
           5,200  NABORS INDUSTRIES LIMITED+                                                                               194,116
           7,500  NEWFIELD EXPLORATION COMPANY+                                                                            334,500
           5,800  NOBLE ENERGY INCORPORATED                                                                                260,884
          14,700  PIONEER NATURAL RESOURCES COMPANY                                                                        629,454
           3,100  ROWAN COMPANIES INCORPORATED                                                                             137,423
          18,600  SCHLUMBERGER LIMITED                                                                                   1,286,004
           3,800  TALISMAN ENERGY INCORPORATED                                                                             214,624
           9,300  TOTAL SA ADR<<                                                                                         1,283,586

                                                                                                                         5,736,717
                                                                                                                   ---------------

PAPER & ALLIED PRODUCTS - 0.91%
          30,400  INTERNATIONAL PAPER COMPANY<<                                                                          1,105,040
          14,500  KIMBERLY-CLARK CORPORATION                                                                               848,685

                                                                                                                         1,953,725
                                                                                                                   ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 12.83%
          60,600  BP PLC ADR                                                                                             4,467,432
          36,620  CHEVRONTEXACO CORPORATION                                                                              2,234,552
          87,945  CONOCOPHILLIPS                                                                                         5,883,520
         120,100  EXXON MOBIL CORPORATION                                                                                7,575,908
          12,310  MARATHON OIL CORPORATION                                                                                 976,922
          67,500  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                      4,598,775
          26,600  VALERO ENERGY CORPORATION                                                                              1,722,084

                                                                                                                        27,459,193
                                                                                                                   ---------------

PRIMARY METAL INDUSTRIES - 1.28%
          81,200  ALCOA INCORPORATED                                                                                     2,742,936
                                                                                                                   ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.26%
          10,000  GANNETT COMPANY INCORPORATED                                                                             550,000
                                                                                                                   ---------------

RAILROAD TRANSPORTATION - 0.38%
           4,100  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                 326,073
           5,400  UNION PACIFIC CORPORATION<<                                                                              492,534

                                                                                                                           818,607
                                                                                                                   ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.16%
          47,500  MORGAN STANLEY                                                                                         3,054,250
          18,500  T. ROWE PRICE GROUP INCORPORATED                                                                       1,557,515

                                                                                                                         4,611,765
                                                                                                                   ---------------

TOBACCO PRODUCTS - 2.08%
          46,500  ALTRIA GROUP INCORPORATED                                                                              3,401,940

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
TOBACCO PRODUCTS (continued)
          24,100  UST INCORPORATED<<                                                                               $     1,058,713

                                                                                                                         4,460,653
                                                                                                                   ---------------

TRANSPORTATION EQUIPMENT - 2.36%
          10,200  BOEING COMPANY                                                                                           851,190
           6,200  GENERAL DYNAMICS CORPORATION                                                                             406,844
          70,100  HONEYWELL INTERNATIONAL INCORPORATED                                                                   2,979,250
          12,900  UNITED TECHNOLOGIES CORPORATION                                                                          810,249

                                                                                                                         5,047,533
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $171,645,899)                                                                                212,608,084
                                                                                                                   ---------------

COLLATERAL FOR SECURITIES LENDING - 7.27%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.26%

         556,044  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   556,044
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.01%
$         42,404  AMERICAN GENERAL FINANCE CORPORATION+/-++                            4.93%         05/15/2007             42,421
          17,654  APRECO LLC                                                           4.60          05/15/2006             17,621
          38,639  APRECO LLC++                                                         4.92          06/15/2006             38,400
         348,651  AQUIFER FUNDING LIMITED                                              4.80          05/03/2006            348,557
         117,788  AQUIFER FUNDING LIMITED                                              4.80          05/04/2006            117,740
         117,788  AQUINAS FUNDING LLC                                                  5.04          06/23/2006            116,928
         240,748  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.86          05/11/2006            240,423
         235,575  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    4.81          11/03/2006            235,575
          56,538  ATLAS CAPITAL FUNDING CORPORATION                                    4.60          05/15/2006             56,431
         117,788  ATLAS CAPITAL FUNDING CORPORATION+/-++                               4.93          12/22/2006            117,788
         117,788  ATLAS CAPITAL FUNDING CORPORATION+/-++                               4.94          10/20/2006            117,787
         117,788  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    4.98          04/25/2007            117,787
           7,722  ATOMIUM FUNDING CORPORATION                                          4.81          05/03/2006              7,720
         448,784  ATOMIUM FUNDING CORPORATION                                          4.81          05/04/2006            448,605
          94,932  ATOMIUM FUNDING CORPORATION                                          4.83          05/05/2006             94,882
          57,301  ATOMIUM FUNDING CORPORATION                                          5.00          06/12/2006             56,971
         282,690  BASF AG++                                                            4.81          05/04/2006            282,577
         141,345  BEAR STEARNS & COMPANY+/-                                            4.93          10/04/2006            141,345
         241,361  BEAR STEARNS & COMPANY REPURCHSE AGREEMENT (MATURITY VALUE
                     $241,394)                                                         4.92          05/01/2006            241,361
          16,344  BETA FINANCE INCORPORATED SERIES MTN+/-++                            4.91          06/02/2006             16,345
       2,591,325  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $2,591,680)         4.93          05/01/2006          2,591,325
         156,879  BUCKINGHAM CDO LLC                                                   4.96          05/23/2006            156,407
         235,575  BUCKINGHAM CDO LLC                                                   5.08          07/24/2006            232,838
         283,618  BUCKINGHAM II CDO LLC                                                4.86          05/08/2006            283,354
          32,981  BUCKINGHAM II CDO LLC                                                4.95          05/24/2006             32,877
          61,250  CAIRN HIGH GRADE FUNDING I                                           4.76          05/10/2006             61,175
         117,788  CAIRN HIGH GRADE FUNDING I                                           4.81          05/02/2006            117,772
          94,230  CAIRN HIGH GRADE FUNDING I++                                         4.83          05/08/2006             94,142
          80,096  CAIRN HIGH GRADE FUNDING I++                                         4.93          05/18/2006             79,910
          65,019  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.68          05/08/2006             64,958
          20,952  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69          05/10/2006             20,926
          94,230  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.70          05/12/2006             94,090
          48,637  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.80          05/05/2006             48,611
         151,658  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.83          05/09/2006            151,495
          47,115  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.89          06/07/2006             46,875
         125,397  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.90          06/12/2006            124,673
         147,564  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.99          06/21/2006            146,527
          68,317  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  5.01          06/05/2006             67,988
         235,575  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         4.83          05/12/2006            235,224
         118,249  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           4.85          05/11/2006            118,090
         329,805  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      4.85          05/14/2006            329,805

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        304,834  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.00%         05/25/2006    $       303,831
         146,056  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-++                 4.92          05/04/2006            146,048
         117,788  CULLINAN FINANCE CORPORATION+/-                                      4.71          11/15/2006            117,799
          61,250  DEER VALLEY FUNDING LLC                                              4.78          05/03/2006             61,233
         179,037  DEER VALLEY FUNDING LLC++                                            4.84          05/08/2006            178,870
           9,220  DEER VALLEY FUNDING LLC                                              4.89          05/15/2006              9,203
          75,309  DEER VALLEY FUNDING LLC                                              4.92          05/16/2006             75,156
         586,094  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $586,172)         4.82          05/01/2006            586,094
           7,538  EDISON ASSET SECURITIZATION LLC++                                    4.84          05/15/2006              7,524
           9,423  EIFFEL FUNDING LLC                                                   4.80          05/01/2006              9,423
         169,713  EUREKA SECURITIZATION INCORPORATED++                                 4.86          05/16/2006            169,368
         282,690  GEMINI SECURITIZATION INCORPORATED                                   4.79          05/01/2006            282,690
           7,067  GEMINI SECURITIZATION INCORPORATED                                   4.88          05/24/2006              7,045
         211,900  GEORGE STREET FINANCE LLC                                            4.80          05/02/2006            211,872
         113,076  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.97          06/30/2006            113,076
           9,423  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          4.98          05/15/2007              9,425
          16,490  HBOS TREASURY SERVICES PLC+/-++                                      5.12          01/12/2007             16,507
          75,384  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.03          06/06/2006             75,384
           6,125  K2 USA LLC                                                           4.61          05/02/2006              6,124
          21,791  K2 USA LLC SERIES MTN+/-++                                           4.90          07/24/2006             21,795
          70,673  KAUPTHING BANK HF+/-                                                 4.98          03/20/2007             70,565
          18,846  KLIO II FUNDING CORPORATION                                          4.96          06/30/2006             18,690
         157,501  KLIO III FUNDING CORPORATION                                         4.93          05/22/2006            157,050
         226,472  KLIO III FUNDING CORPORATION++                                       4.96          06/30/2006            224,599
           4,712  LEXINGTON PARKER CAPITAL CORPORATION                                 4.60          05/02/2006              4,711
          17,885  LEXINGTON PARKER CAPITAL CORPORATION                                 4.68          05/10/2006             17,863
         755,117  LEXINGTON PARKER CAPITAL CORPORATION                                 4.85          05/05/2006            754,717
           8,010  LEXINGTON PARKER CAPITAL CORPORATION                                 4.96          06/20/2006              7,954
         117,788  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.84          05/26/2006            117,790
           9,423  LINKS FINANCE LLC SERIES MTN+/-                                      4.82          09/12/2006              9,423
          70,673  LIQUID FUNDING LIMITED+/-++                                          4.79          12/01/2006             70,672
         108,365  LIQUID FUNDING LIMITED+/-++                                          4.88          08/14/2006            108,364
          28,269  LIQUID FUNDING LIMITED SERIES MTN+/-++                               4.85          02/20/2007             28,270
          47,115  MBIA GLOBAL FUNDING LLC+/-++                                         4.92          02/20/2007             47,112
         236,753  MERRILL LYNCH & COMPANY SERIES MTN+/-++                              5.28          10/27/2006            236,942
         141,345  MORGAN STANLEY+/-                                                    4.94          10/10/2006            141,345
          21,791  MORGAN STANLEY SERIES EXL+/-++                                       4.93          08/13/2010             21,796
         106,480  MORTGAGE INTEREST NET TRUST                                          4.76          05/03/2006            106,451
           4,712  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20          07/21/2006              4,713
          21,004  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.91          06/26/2006             20,842
           7,562  NORDEA NORTH AMERICA INCORPORATED                                    4.80          05/03/2006              7,560
          15,077  NORDEA NORTH AMERICA INCORPORATED                                    4.81          05/09/2006             15,061
           8,952  NORDEA NORTH AMERICA INCORPORATED                                    4.87          05/15/2006              8,935
          14,111  NORTH SEA FUNDING LLC++                                              5.00          06/26/2006             14,002
         235,575  NORTHERN ROCK PLC+/-++                                               4.83          02/05/2007            235,587
          19,058  RACERS TRUST 2004-6-MM+/-++                                          4.95          05/22/2006             19,061
          88,798  REGENCY MARKETS LLC++                                                5.06          07/20/2006             87,815
           4,712  SCALDIS CAPITAL LIMITED                                              4.91          06/15/2006              4,682
         235,080  SEDNA FINANCE INCORPORATED                                           4.86          05/02/2006            235,050
          94,230  SLM CORPORATION+/-++                                                 4.86          05/04/2007             94,206
          37,692  SWEDBANK (FORENINGS SPARBANKEN)                                      4.81          05/09/2006             37,651
          23,558  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.06          07/18/2006             23,303
          18,846  TANGO FINANCE CORPORATION                                            4.94          06/21/2006             18,714
          54,479  TANGO FINANCE CORPORATION SERIES MTN+/-++                            4.90          10/25/2006             54,497
         142,424  THUNDER BAY FUNDING INCORPORATED++                                   5.00          06/16/2006            141,521
         167,795  TIERRA ALTA FUNDING I LIMITED                                        4.82          05/10/2006            167,591
         242,840  TIERRA ALTA FUNDING I LIMITED                                        4.83          05/11/2006            242,512
          27,237  TRAVELERS INSURANCE COMPANY+/-                                       4.92          02/09/2007             27,237
         117,788  UNICREDITO ITALIANO SERIES LIB+/-                                    4.86          03/09/2007            117,785
         179,037  US BANK NA SERIES BKNT+/-                                            5.13          07/28/2006            179,046
          14,135  VERSAILLES CDS LLC++                                                 4.87          05/15/2006             14,108
         117,788  VERSAILLES CDS LLC++                                                 4.99          06/20/2006            116,976
           4,712  VERSAILLES CDS LLC                                                   5.00          06/21/2006              4,678

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVIDEND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         49,763  VERSAILLES CDS LLC++                                                 5.04%         06/28/2006    $        49,365
          47,115  WHISTLEJACKET CAPITAL LIMITED+/-++                                   4.80          06/09/2006             47,115
          23,558  WHISTLEJACKET CAPITAL LIMITED                                        4.91          05/15/2006             23,513
          76,114  WHISTLEJACKET CAPITAL LIMITED                                        5.02          06/26/2006             75,527
          23,558  WHITE PINE FINANCE LLC                                               4.80          05/05/2006             23,545
          19,232  WHITE PINE FINANCE LLC++                                             4.83          05/25/2006             19,169
         117,788  WHITE PINE FINANCE LLC+/-++                                          4.85          07/17/2006            117,787
          14,474  WHITE PINE FINANCE LLC++                                             4.91          06/20/2006             14,374
         124,332  WHITE PINE FINANCE LLC++                                             4.92          06/22/2006            123,442
         113,076  WHITE PINE FINANCE LLC SERIES MTN1+/-                                4.84          06/12/2006            113,080

                                                                                                                        15,009,157
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,565,201)                                                              15,565,201
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.63%
       1,346,560  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                             1,346,560
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,346,560)                                                                           1,346,560
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $188,557,660)*                                          107.23%                                              $   229,519,845

OTHER ASSETS AND LIABILITIES, NET                              (7.23)                                                  (15,471,276)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $   214,048,569
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,346,560.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 99.04%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS - 0.16%
          70,092  KENEXA CORPORATION+                                                                              $     2,329,157
                                                                                                                   ---------------
AMUSEMENT & RECREATION SERVICES - 1.79%
         587,000  LIFE TIME FITNESS INCORPORATED+                                                                       26,884,600
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES - 1.31%
         145,000  CARTER'S INCORPORATED+                                                                                 9,767,200
         315,000  DSW INCORPORATED+                                                                                      9,859,500

                                                                                                                        19,626,700
                                                                                                                   ---------------
BUSINESS SERVICES - 13.43%
         840,000  ALLIANCE DATA SYSTEMS CORPORATION+                                                                    46,200,000
         160,000  AQUANTIVE INCORPORATED+                                                                                4,009,600
         255,000  BLACKBOARD INCORPORATED+                                                                               7,489,350
          65,000  CHECKFREE CORPORATION+                                                                                 3,501,550
         460,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   29,260,600
         190,000  ELECTRONICS FOR IMAGING INCORPORATED+                                                                  5,217,400
          65,000  F5 NETWORKS INCORPORATED+                                                                              3,806,400
          15,000  GETTY IMAGES INCORPORATED+                                                                               960,150
         112,000  GOOGLE INCORPORATED CLASS A+                                                                          46,809,280
          50,000  INFORMATICA CORPORATION+                                                                                 768,500
         215,000  JUNIPER NETWORKS INCORPORATED+                                                                         3,973,200
         109,850  LIQUIDITY SERVICES INCORPORATED+<<                                                                     1,481,876
         225,000  MICROSOFT CORPORATION                                                                                  5,433,750
         305,000  NETFLIX INCORPORATED+                                                                                  9,040,200
         160,000  ORACLE CORPORATION+<<                                                                                  2,334,400
         450,000  RED HAT INCORPORATED+                                                                                 13,225,500
          70,000  SALESFORCE.COM INCORPORATED+                                                                           2,453,500
          75,000  SRA INTERNATIONAL INCORPORATED CLASS A+                                                                2,401,500
         215,000  WEBEX COMMUNICATIONS INCORPORATED+                                                                     7,600,250
         165,000  YAHOO! INCORPORATED+                                                                                   5,408,700

                                                                                                                       201,375,706
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS - 5.25%
         230,000  AMGEN INCORPORATED+<<                                                                                 15,571,000
          40,000  GENENTECH INCORPORATED+                                                                                3,188,400
         240,000  GILEAD SCIENCES INCORPORATED+                                                                         13,800,000
         135,000  MONSANTO COMPANY<<                                                                                    11,259,000
          55,000  NOVARTIS AG ADR<<                                                                                      3,163,050
         275,000  PRAXAIR INCORPORATED                                                                                  15,435,750
         130,000  PROCTER & GAMBLE COMPANY                                                                               7,567,300
         215,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                           8,707,500

                                                                                                                        78,692,000
                                                                                                                   ---------------
COAL MINING - 0.74%
         130,000  CONSOL ENERGY INCORPORATED<<                                                                          11,070,800
                                                                                                                   ---------------
COMMUNICATIONS - 7.37%
         675,000  AMERICA MOVIL SA DE CV ADR SERIES L<<                                                                 24,914,250
         215,000  AMERICAN TOWER CORPORATION CLASS A+                                                                    7,340,100
         180,000  COMCAST CORPORATION CLASS A+                                                                           5,549,400
         700,000  NEUSTAR INCORPORATED CLASS A+<<                                                                       24,570,000
         750,000  NII HOLDINGS INCORPORATED+                                                                            44,925,000
          85,000  TIM PARTICIPACOES SA ADR+<<                                                                            3,268,250

                                                                                                                       110,567,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS - 0.80%
          90,000  HDFC BANK LIMITED ADR                                                                            $     5,293,800
         160,000  ICICI BANK LIMITED                                                                                     4,388,800
          50,000  JP MORGAN CHASE & COMPANY                                                                              2,268,610

                                                                                                                        11,951,210
                                                                                                                   ---------------
EATING & DRINKING PLACES - 1.75%
          70,000  RED ROBIN GOURMET BURGERS INCORPORATED+                                                                3,147,200
       1,525,000  TEXAS ROADHOUSE INCORPORATED CLASS A+                                                                 23,027,500

                                                                                                                        26,174,700
                                                                                                                   ---------------
EDUCATIONAL SERVICES - 0.23%
          70,000  LAUREATE EDUCATION INCORPORATED+<<                                                                     3,506,300
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.31%
         225,000  ADVANCED ANALOGIC TECHNOLOGIES INCORPORATED+                                                           2,524,500
         260,000  BROADCOM CORPORATION CLASS A+<<                                                                       10,688,600
         400,000  CISCO SYSTEMS INCORPORATED+                                                                            8,380,000
         325,000  COMVERSE TECHNOLOGY INCORPORATED+<<                                                                    7,361,250
          70,000  EMERSON ELECTRIC COMPANY<<                                                                             5,946,500
         225,000  IKANOS COMMUNICATIONS+                                                                                 4,167,000
         485,000  INTERSIL CORPORATION CLASS A<<                                                                        14,360,850
         500,000  MARVELL TECHNOLOGY GROUP LIMITED+                                                                     28,545,000
          65,000  MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                              2,639,000
         705,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                     26,268,300
         325,000  MICROSEMI CORPORATION+                                                                                 8,879,000
         500,000  MOTOROLA INCORPORATED                                                                                 10,675,000
         150,000  NATIONAL SEMICONDUCTOR CORPORATION                                                                     4,497,000
          65,000  NETWORK APPLIANCE INCORPORATED+<<                                                                      2,409,550
         425,000  NOKIA OYJ ADR                                                                                          9,630,500
         350,000  PMC-SIERRA INCORPORATED+                                                                               4,350,500
         360,000  QUALCOMM INCORPORATED                                                                                 18,482,400
         235,000  TELLABS INCORPORATED+                                                                                  3,724,750
         145,000  TEXAS INSTRUMENTS INCORPORATED                                                                         5,032,950
         185,000  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                6,058,750

                                                                                                                       184,621,400
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.90%
         140,000  CELGENE CORPORATION+                                                                                   5,902,400
         185,000  HURON CONSULTING GROUP INCORPORATED+                                                                   6,576,750
         195,000  PAYCHEX INCORPORATED                                                                                   7,876,050
         225,000  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                                        8,070,750

                                                                                                                        28,425,950
                                                                                                                   ---------------
FINANCIAL SERVICES - 0.43%
         330,000  JANUS CAPITAL GROUP INCORPORATED                                                                       6,421,800
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS - 0.49%
         125,000  PEPSICO INCORPORATED                                                                                   7,280,000
                                                                                                                   ---------------
FOOD STORES - 0.47%
          12,500  PANERA BREAD COMPANY+                                                                                    927,250
         100,000  WHOLE FOODS MARKET INCORPORATED<<                                                                      6,138,000

                                                                                                                         7,065,250
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES - 1.36%
         385,000  TARGET CORPORATION                                                                                    20,443,500
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
HEALTH SERVICES - 4.23%
         235,000  CAREMARK RX INCORPORATED+                                                                        $    10,704,250
         160,000  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                 5,798,400
         570,000  COVANCE INCORPORATED+                                                                                 33,259,500
         200,000  HEALTHWAYS INCORPORATED+                                                                               9,812,000
         180,000  NEKTAR THERAPEUTICS+                                                                                   3,871,800

                                                                                                                        63,445,950
                                                                                                                   ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.53%
         180,000  FOSTER WHEELER LIMITED+                                                                                8,020,800
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.75%
         105,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            7,672,350
         435,000  STATION CASINOS INCORPORATED                                                                          33,529,800

                                                                                                                        41,202,150
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.61%
         150,000  APPLE COMPUTER INCORPORATED+<<                                                                        10,558,500
       1,450,000  EMC CORPORATION+                                                                                      19,589,500
         290,000  GRANT PRIDECO INCORPORATED+                                                                           14,848,000
         590,000  HEWLETT-PACKARD COMPANY                                                                               19,157,300
         375,000  JOY GLOBAL INCORPORATED                                                                               24,633,750
         130,000  MIDDLEBY CORPORATION+                                                                                 11,480,300
         100,000  PALM INCORPORATED+                                                                                     2,260,000
         263,850  RACKABLE SYSTEMS INCORPORATED+                                                                        13,559,252
         435,000  XYRATEX LIMITED+                                                                                      13,010,850

                                                                                                                       129,097,452
                                                                                                                   ---------------
INSURANCE CARRIERS - 1.78%
         370,000  AETNA INCORPORATED                                                                                    14,245,000
         175,000  WELLPOINT INCORPORATED+                                                                               12,425,000

                                                                                                                        26,670,000
                                                                                                                   ---------------
LEATHER & LEATHER PRODUCTS - 0.38%
         175,000  COACH INCORPORATED+                                                                                    5,778,500
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.99%
         260,000  FORMFACTOR INCORPORATED+                                                                              10,839,400
         200,000  HAEMONETICS CORPORATION+                                                                              10,900,000
         105,000  HOLOGIC INCORPORATED+                                                                                  5,005,350
          50,000  ILLUMINA INCORPORATED+                                                                                 1,581,500
          90,000  INTUITIVE SURGICAL INCORPORATED+                                                                      11,430,000
          75,000  KYPHON INCORPORATED+                                                                                   3,116,250
         520,000  NEXTEST SYSTEMS CORPORATION+                                                                           8,075,600
         175,000  PALOMAR MEDICAL TECHNOLOGIES INCORPORATED+                                                             7,383,250
         150,000  RESPIRONICS INCORPORATED+                                                                              5,493,000
          35,000  ROCKWELL AUTOMATION INCORPORATED                                                                       2,536,100
         280,000  SIRF TECHNOLOGY HOLDINGS INCORPORATED+                                                                 9,562,000
          25,000  SOMANETICS CORPORATION+                                                                                  410,250
          20,000  ST. JUDE MEDICAL INCORPORATED+                                                                           789,600
         360,000  TEKTRONIX INCORPORATED                                                                                12,715,200

                                                                                                                        89,837,500
                                                                                                                   ---------------
MISCELLANEOUS RETAIL - 4.51%
         475,000  COLDWATER CREEK INCORPORATED+                                                                         13,281,000
         725,000  DICK'S SPORTING GOODS INCORPORATED+                                                                   30,558,750

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
MISCELLANEOUS RETAIL (continued)
         350,000  NUTRI SYSTEM INCORPORATED+                                                                       $    23,751,000

                                                                                                                        67,590,750
                                                                                                                   ---------------
OIL & GAS EXTRACTION - 8.10%
         300,000  ATP OIL & GAS CORPORATION+                                                                            13,662,000
         200,000  CNX GAS CORPORATION+<<                                                                                 5,700,000
          16,100  COMPLETE PRODUCTION SERVICES INCORPORATED+<<                                                             425,523
         195,000  ENSCO INTERNATIONAL INCORPORATED                                                                      10,430,550
         120,000  HALLIBURTON COMPANY<<                                                                                  9,378,000
         120,000  NOBLE CORPORATION                                                                                      9,472,800
         420,000  SCHLUMBERGER LIMITED<<                                                                                29,038,800
         100,000  SOUTHWESTERN ENERGY COMPANY+<<                                                                         3,602,000
         400,000  ULTRA PETROLEUM CORPORATION+                                                                          25,584,000
         335,000  XTO ENERGY INCORPORATED<<                                                                             14,187,250

                                                                                                                       121,480,923
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.34%
         188,900  ALON USA ENERGY INCORPORATED                                                                           5,068,187
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES - 0.67%
         160,000  PRECISION CASTPARTS CORPORATION                                                                       10,076,800
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.47%
         220,000  VISTAPRINT LIMITED+<<                                                                                  7,035,600
                                                                                                                   ---------------
RAILROAD TRANSPORTATION - 1.25%
         235,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                                              18,689,550
                                                                                                                   ---------------
REAL ESTATE - 0.04%
          19,966  HUGOTON ROYALTY TRUST                                                                                    552,060
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.82%
          60,000  BEAR STEARNS COMPANIES INCORPORATED                                                                    8,550,600
         120,000  CALAMOS ASSET MANAGEMENT INCORPORATED                                                                  4,651,200
       1,090,000  CHARLES SCHWAB CORPORATION                                                                            19,511,000
          44,000  CHICAGO MERCANTILE EXCHANGE                                                                           20,152,000
          30,000  GOLDMAN SACHS GROUP INCORPORATED                                                                       4,808,700
          80,000  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                              4,239,200
         805,000  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                   25,357,500

                                                                                                                        87,270,200
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.28%
         150,000  CORNING INCORPORATED+                                                                                  4,144,500
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT - 2.83%
         250,000  BOEING COMPANY                                                                                        20,862,500
         145,000  GREENBRIER COMPANIES INCORPORATED                                                                      5,821,750
         430,000  WABTEC CORPORATION                                                                                    15,707,900

                                                                                                                        42,392,150
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.67%
         290,000  HERBALIFE LIMITED+                                                                                    10,092,000
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $1,132,070,548)                                                                            1,484,881,145
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COLLATERAL FOR SECURITIES LENDING - 7.43%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.27%
       3,979,324  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           $     3,979,324
                                                                                                                   ---------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.16%
$        303,460  AMERICAN GENERAL FINANCE CORPORATION+/-++                             4.93%        05/15/2007            303,588
         126,341  APRECO LLC                                                            4.60         05/15/2006            126,102
         276,520  APRECO LLC++                                                          4.92         06/15/2006            274,808
       2,495,119  AQUIFER FUNDING LIMITED                                               4.80         05/03/2006          2,494,445
         842,946  AQUIFER FUNDING LIMITED                                               4.80         05/04/2006            842,608
         842,946  AQUINAS FUNDING LLC                                                   5.04         06/23/2006            836,792
       1,722,913  ATLANTIC ASSET SECURITIZATION CORPORATION                             4.86         05/11/2006          1,720,587
       1,685,891  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.81         11/03/2006          1,685,891
         404,614  ATLAS CAPITAL FUNDING CORPORATION                                     4.60         05/15/2006            403,849
         842,946  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.93         12/22/2006            842,946
         842,946  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.94         10/20/2006            842,946
         842,946  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.98         04/25/2007            842,946
          55,264  ATOMIUM FUNDING CORPORATION                                           4.81         05/03/2006             55,249
       3,211,724  ATOMIUM FUNDING CORPORATION                                           4.81         05/04/2006          3,210,439
         679,380  ATOMIUM FUNDING CORPORATION                                           4.83         05/05/2006            679,020
         410,076  ATOMIUM FUNDING CORPORATION                                           5.00         06/12/2006            407,710
       2,023,069  BASF AG++                                                             4.81         05/04/2006          2,022,260
       1,727,300  BEAR STEARN & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                     $1,727,536)                                                        4.92         05/01/2006          1,727,300
       1,011,535  BEAR STEARNS & COMPANY+/-                                             4.93         10/04/2006          1,011,535
         116,967  BETA FINANCE INCORPORATED SERIES MTN+/-++                             4.91         06/02/2006            116,974
      18,544,802  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $15,847,342)         4.93         05/01/2006         18,544,802
       1,122,702  BUCKINGHAM CDO LLC                                                    4.96         05/23/2006          1,119,323
       1,685,891  BUCKINGHAM CDO LLC                                                    5.08         07/24/2006          1,666,301
       2,029,712  BUCKINGHAM II CDO LLC                                                 4.86         05/08/2006          2,027,824
         236,025  BUCKINGHAM II CDO LLC                                                 4.95         05/24/2006            235,281
         438,332  CAIRN HIGH GRADE FUNDING I                                            4.76         05/10/2006            437,797
         842,946  CAIRN HIGH GRADE FUNDING I                                            4.81         05/02/2006            842,836
         674,356  CAIRN HIGH GRADE FUNDING I++                                          4.83         05/08/2006            673,729
         573,203  CAIRN HIGH GRADE FUNDING I++                                          4.93         05/18/2006            571,879
         465,306  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.68         05/08/2006            464,873
         149,943  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.69         05/10/2006            149,760
         674,356  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.70         05/12/2006            673,352
         348,069  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.80         05/05/2006            347,885
       1,085,343  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.83         05/09/2006          1,084,171
         337,178  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.89         06/07/2006            335,462
         897,400  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.90         06/12/2006            892,222
       1,056,042  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.99         06/21/2006          1,048,618
         488,908  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.01         06/05/2006            486,557
       1,685,891  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.83         05/12/2006          1,683,379
         846,250  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                            4.85         05/11/2006            845,107
       2,360,248  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       4.85         05/14/2006          2,360,248
       2,181,543  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      5.00         05/25/2006          2,174,366
       1,045,252  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.92         05/04/2006          1,045,190
         842,946  CULLINAN FINANCE CORPORATION+/-                                       4.71         11/15/2006            843,030
         438,332  DEER VALLEY FUNDING LLC                                               4.78         05/03/2006            438,213
       1,281,277  DEER VALLEY FUNDING LLC++                                             4.84         05/08/2006          1,280,086
          65,986  DEER VALLEY FUNDING LLC                                               4.89         05/15/2006             65,861
         538,946  DEER VALLEY FUNDING LLC                                               4.92         05/16/2006            537,852
       4,194,375  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $4,194,936)        4.82         05/01/2006          4,194,375
          53,949  EDISON ASSET SECURITIZATION LLC++                                     4.84         05/15/2006             53,847
          67,436  EIFFEL FUNDING LLC                                                    4.80         05/01/2006             67,436
       1,214,550  EUREKA SECURITIZATION INCORPORATED++                                  4.86         05/16/2006          1,212,084
       2,023,069  GEMINI SECURITIZATION INCORPORATED                                    4.79         05/01/2006          2,023,069
          50,577  GEMINI SECURITIZATION INCORPORATED                                    4.88         05/24/2006             50,417
       1,516,459  GEORGE STREET FINANCE LLC                                             4.80         05/02/2006          1,516,262
         809,228  GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.97         06/30/2006            809,228

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         67,436  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           4.98%        05/15/2007    $        67,450
         118,012  HBOS TREASURY SERVICES PLC+/-++                                       5.12         01/12/2007            118,130
         539,485  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.03         06/06/2006            539,485
          43,833  K2 USA LLC                                                            4.61         05/02/2006             43,827
         155,945  K2 USA LLC SERIES MTN+/-++                                            4.90         07/24/2006            155,976
         505,767  KAUPTHING BANK HF+/-                                                  4.98         03/20/2007            504,999
         134,871  KLIO II FUNDING CORPORATION                                           4.96         06/30/2006            133,756
       1,127,153  KLIO III FUNDING CORPORATION                                          4.93         05/22/2006          1,123,929
       1,620,748  KLIO III FUNDING CORPORATION++                                        4.96         06/30/2006          1,607,345
          33,718  LEXINGTON PARKER CAPITAL CORPORATION                                  4.60         05/02/2006             33,713
         127,993  LEXINGTON PARKER CAPITAL CORPORATION                                  4.68         05/10/2006            127,837
       5,403,989  LEXINGTON PARKER CAPITAL CORPORATION++                                4.85         05/05/2006          5,401,125
          57,320  LEXINGTON PARKER CAPITAL CORPORATION                                  4.96         06/20/2006             56,925
         842,946  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                4.84         05/26/2006            842,962
          67,436  LINKS FINANCE LLC SERIES MTN1+/-                                      4.82         09/12/2006             67,436
         505,767  LIQUID FUNDING LIMITED+/-++                                           4.79         12/01/2006            505,767
         775,510  LIQUID FUNDING LIMITED+/-++                                           4.88         08/14/2006            775,510
         202,307  LIQUID FUNDING LIMITED SERIES MTN+/-++                                4.85         02/20/2007            202,311
         337,178  MBIA GLOBAL FUNDING LLC+/-++                                          4.92         02/20/2007            337,158
       1,694,321  MERRILL LYNCH & COMPANY SERIES MTN+/-++                               5.28         10/27/2006          1,695,676
       1,011,535  MORGAN STANLEY+/-                                                     4.94         10/10/2006          1,011,535
         155,945  MORGAN STANLEY SERIES EXL+/-++                                        4.93         08/13/2010            155,982
         762,023  MORTGAGE INTEREST NET TRUST                                           4.76         05/03/2006            761,817
          33,718  NATIONWIDE BUILDING SOCIETY+/-++                                      5.20         07/21/2006             33,730
         150,314  NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.91         06/26/2006            149,154
          54,117  NORDEA NORTH AMERICA INCORPORATED                                     4.80         05/03/2006             54,102
         107,897  NORDEA NORTH AMERICA INCORPORATED                                     4.81         05/09/2006            107,780
          64,064  NORDEA NORTH AMERICA INCORPORATED                                     4.87         05/15/2006             63,943
         100,985  NORTH SEA FUNDING LLC++                                               5.00         06/26/2006            100,205
       1,685,891  NORTHERN ROCK PLC+/-++                                                4.83         02/05/2007          1,685,975
         136,389  RACERS TRUST 2004-6-MM+/-++                                           4.95         05/22/2006            136,408
         635,480  REGENCY MARKETS LLC++                                                 5.06         07/20/2006            628,445
          33,718  SCALDIS CAPITAL LIMITED                                               4.91         06/15/2006             33,509
       1,682,351  SEDNA FINANCE INCORPORATED                                            4.86         05/02/2006          1,682,132
         674,356  SLM CORPORATION+/-++                                                  4.86         05/04/2007            674,188
         269,743  SWEDBANK (FORENINGS SPARBANKEN)                                       4.81         05/09/2006            269,451
         168,589  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                               5.06         07/18/2006            166,770
         134,871  TANGO FINANCE CORPORATION                                             4.94         06/21/2006            133,923
         389,879  TANGO FINANCE CORPORATION SERIES MTN+/-++                             4.90         10/25/2006            390,008
       1,019,256  THUNDER BAY FUNDING INCORPORATED++                                    5.00         06/16/2006          1,012,794
       1,200,827  TIERRA ALTA FUNDING I LIMITED                                         4.82         05/10/2006          1,199,361
       1,737,884  TIERRA ALTA FUNDING I LIMITED                                         4.83         05/11/2006          1,735,538
         194,923  TRAVELERS INSURANCE COMPANY+/-                                        4.92         02/09/2007            194,919
         842,946  UNICREDITO ITALIANO SERIES LIB+/-                                     4.86         03/09/2007            842,929
       1,281,277  US BANK NA SERIES BKNT+/-                                             5.13         07/28/2006          1,281,341
         101,153  VERSAILLES CDS LLC++                                                  4.87         05/15/2006            100,962
         842,946  VERSAILLES CDS LLC++                                                  4.99         06/20/2006            837,138
          33,718  VERSAILLES CDS LLC                                                    5.00         06/21/2006             33,481
         356,128  VERSAILLES CDS LLC++                                                  5.04         06/28/2006            353,282
         337,178  WHISTLEJACKET CAPITAL LIMITED+/-++                                    4.80         06/09/2006            337,178
         168,589  WHISTLEJACKET CAPITAL LIMITED                                         4.91         05/15/2006            168,270
         544,711  WHISTLEJACKET CAPITAL LIMITED                                         5.02         06/26/2006            540,506
         168,589  WHITE PINE FINANCE LLC                                                4.80         05/05/2006            168,500
         137,636  WHITE PINE FINANCE LLC++                                              4.83         05/25/2006            137,183
         842,946  WHITE PINE FINANCE LLC+/-++                                           4.85         07/17/2006            842,946
         103,581  WHITE PINE FINANCE LLC++                                              4.91         06/20/2006            102,867
         889,780  WHITE PINE FINANCE LLC++                                              4.92         06/22/2006            883,409
         809,228  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               4.84         06/12/2006            809,260

                                                                                                                       107,412,955
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $111,392,279)                                                          111,392,279
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
SHORT-TERM INVESTMENTS - 1.05%
      15,734,659  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                            15,734,659
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,734,659)                                                                         15,734,659
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,259,197,486)*                                        107.52%                                              $ 1,612,008,083

OTHER ASSETS AND LIABILITIES, NET                              (7.52)                                                 (112,736,095)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $ 1,499,271,988
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $11,350,000. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.00% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@@    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,734,659.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 98.73%

APPAREL & ACCESSORY STORES - 6.73%
         640,000  GAP INCORPORATED                                                                                 $    11,577,600
         369,000  ROSS STORES INCORPORATED                                                                              11,306,160

                                                                                                                        22,883,760
                                                                                                                   ---------------
BUSINESS SERVICES - 5.64%
          35,000  FIRST DATA CORPORATION                                                                                 1,669,150
         655,900  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         6,283,522
         465,000  MICROSOFT CORPORATION                                                                                 11,229,750

                                                                                                                        19,182,422
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS - 9.74%
         352,800  MEDIMMUNE INCORPORATED+                                                                               11,102,616
         490,600  PFIZER INCORPORATED                                                                                   12,426,898
         196,600  WYETH                                                                                                  9,568,522

                                                                                                                        33,098,036
                                                                                                                   ---------------
COMMUNICATIONS - 3.91%
         431,400  COMCAST CORPORATION CLASS A+<<                                                                        13,300,062
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS - 13.76%

         255,000  BANK OF AMERICA CORPORATION                                                                           12,729,600
         310,000  BANK OF NEW YORK COMPANY INCORPORATED                                                                 10,896,500
         255,000  CITIGROUP INCORPORATED                                                                                12,737,250
         229,524  JP MORGAN CHASE & COMPANY                                                                             10,415,799

                                                                                                                        46,779,149
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 18.39%
         480,000  AMERICAN POWER CONVERSION CORPORATION                                                                 10,675,200
         200,000  CISCO SYSTEMS INCORPORATED+                                                                            4,190,000
         375,000  GENERAL ELECTRIC COMPANY                                                                              12,971,250
         535,200  INTEL CORPORATION                                                                                     10,693,296
         456,000  NOVELLUS SYSTEMS INCORPORATED+<<                                                                      11,263,200
         816,200  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                12,708,234

                                                                                                                        62,501,180
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES - 3.59%
         271,000  WAL-MART STORES INCORPORATED<<                                                                        12,203,130
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.32%
       1,058,000  SYMBOL TECHNOLOGIES INCORPORATED                                                                      11,267,700
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE - 3.28%
         363,000  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                             11,133,210
                                                                                                                   ---------------
INSURANCE CARRIERS - 3.74%
         195,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                             12,723,750
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.02%
         441,900  BOSTON SCIENTIFIC CORPORATION+<<                                                                      10,269,756
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.71%
         350,000  TYCO INTERNATIONAL LIMITED                                                                             9,222,500
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
MOTION PICTURES - 4.91%
         735,000  TIME WARNER INCORPORATED                                                                         $    12,789,000
         140,000  WALT DISNEY COMPANY<<                                                                                  3,914,400

                                                                                                                        16,703,400
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.85%
          47,500  FREDDIE MAC                                                                                            2,900,350
                                                                                                                   ---------------
OIL & GAS EXTRACTION - 2.91%
         169,700  TIDEWATER INCORPORATED                                                                                 9,883,328
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.70%
         157,500  CHEVRONTEXACO CORPORATION                                                                              9,610,650
         155,000  EXXON MOBIL CORPORATION                                                                                9,777,400

                                                                                                                        19,388,050
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.53%
         125,700  MERRILL LYNCH & COMPANY INCORPORATED                                                                   9,585,882
         196,000  MORGAN STANLEY                                                                                        12,602,800

                                                                                                                        22,188,682
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $317,817,133)                                                                                335,628,465
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING - 21.82%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.78%
       2,649,218  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 2,649,218
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 21.04%
$        202,027  AMERICAN GENERAL FINANCE CORPORATION+/-++                            4.93%         05/15/2007            202,112
          84,111  APRECO LLC                                                           4.60          05/15/2006             83,952
         184,092  APRECO LLC++                                                         4.92          06/15/2006            182,952
       1,661,115  AQUIFER FUNDING LIMITED                                              4.80          05/03/2006          1,660,666
         561,187  AQUIFER FUNDING LIMITED                                              4.80          05/04/2006            560,963
         561,187  AQUINAS FUNDING LLC                                                  5.04          06/23/2006            557,091
       1,147,022  ATLANTIC ASSET SECURITIZATION CORPORATION                            4.86          05/11/2006          1,145,474
         269,370  ATLAS CAPITAL FUNDING CORPORATION                                    4.60          05/15/2006            268,861
         561,187  ATLAS CAPITAL FUNDING CORPORATION+/-++                               4.93          12/22/2006            561,187
         561,187  ATLAS CAPITAL FUNDING CORPORATION+/-                                 4.94          10/20/2006            561,187
       1,122,375  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    4.81          11/03/2006          1,122,375
         561,187  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    4.98          04/25/2007            561,187
          36,791  ATOMIUM FUNDING CORPORATION                                          4.81          05/03/2006             36,782
       2,138,192  ATOMIUM FUNDING CORPORATION                                          4.81          05/04/2006          2,137,336
         452,295  ATOMIUM FUNDING CORPORATION                                          4.83          05/05/2006            452,055
         273,006  ATOMIUM FUNDING CORPORATION                                          5.00          06/12/2006            271,431
       1,346,850  BASF AG++                                                            4.81          05/04/2006          1,346,311
         673,425  BEAR STEARNS & COMPANY+/-                                            4.93          10/04/2006            673,425
       1,149,943  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                     $1,150,100)                                                       4.92          05/01/2006          1,149,943
          77,870  BETA FINANCE INCORPORATED SERIES MTN+/-++                            4.91          06/02/2006             77,875
      12,346,124  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $12,347,814)        4.93          05/01/2006         12,346,124
         747,434  BUCKINGHAM CDO LLC                                                   4.96          05/23/2006            745,185
       1,122,375  BUCKINGHAM CDO LLC                                                   5.08          07/24/2006          1,109,333
       1,351,272  BUCKINGHAM II CDO LLC                                                4.86          05/08/2006          1,350,015
         157,132  BUCKINGHAM II CDO LLC                                                4.95          05/24/2006            156,638
         291,817  CAIRN HIGH GRADE FUNDING I                                           4.76          05/10/2006            291,461
         561,187  CAIRN HIGH GRADE FUNDING I                                           4.81          05/02/2006            561,114
         448,950  CAIRN HIGH GRADE FUNDING I++                                         4.83          05/08/2006            448,532

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        381,607  CAIRN HIGH GRADE FUNDING I++                                         4.93%         05/18/2006    $       380,726
         309,775  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.68          05/08/2006            309,487
          99,824  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.69          05/10/2006             99,702
         448,950  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.70          05/12/2006            448,281
         231,726  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.80          05/05/2006            231,603
         722,563  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.83          05/09/2006            721,782
         224,475  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.89          06/07/2006            223,332
         597,440  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.90          06/12/2006            593,993
         703,056  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.99          06/21/2006            698,113
         325,489  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  5.01          06/05/2006            323,923
       1,122,375  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                         4.83          05/12/2006          1,120,703
         563,387  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                           4.85          05/11/2006            562,627
       1,571,325  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      4.85          05/14/2006          1,571,325
       1,452,353  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                     5.00          05/25/2006          1,447,575
         695,872  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                   4.92          05/04/2006            695,831
         561,187  CULLINAN FINANCE CORPORATION+/-                                      4.71          11/15/2006            561,244
         291,817  DEER VALLEY FUNDING LLC                                              4.78          05/03/2006            291,739
         853,005  DEER VALLEY FUNDING LLC++                                            4.84          05/08/2006            852,212
          43,930  DEER VALLEY FUNDING LLC                                              4.89          05/15/2006             43,847
         358,801  DEER VALLEY FUNDING LLC                                              4.92          05/16/2006            358,072
       2,792,387  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $2,792,761)       4.82          05/01/2006          2,792,387
          35,916  EDISON ASSET SECURITIZATION LLC++                                    4.84          05/15/2006             35,848
          44,895  EIFFEL FUNDING LLC                                                   4.80          05/01/2006             44,895
         808,581  EUREKA SECURITIZATION INCORPORATED++                                 4.86          05/16/2006            806,940
       1,346,850  GEMINI SECURITIZATION INCORPORATED                                   4.79          05/01/2006          1,346,850
          33,671  GEMINI SECURITIZATION INCORPORATED                                   4.88          05/24/2006             33,565
       1,009,576  GEORGE STREET FINANCE LLC                                            4.80          05/02/2006          1,009,445
         538,740  GOLDMAN SACHS GROUP INCORPORATED+/-                                  4.97          06/30/2006            538,740
          44,895  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          4.98          05/15/2007             44,905
          78,566  HBOS TREASURY SERVICES PLC+/-++                                      5.12          01/12/2007             78,645
         359,160  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.03          06/06/2006            359,160
          29,182  K2 USA LLC                                                           4.61          05/02/2006             29,178
         103,820  K2 USA LLC SERIES MTN+/-++                                           4.90          07/24/2006            103,840
         336,712  KAUPTHING BANK HF+/-                                                 4.98          03/20/2007            336,201
          89,790  KLIO II FUNDING CORPORATION++                                        4.96          06/30/2006             89,047
         750,397  KLIO III FUNDING CORPORATION                                         4.93          05/22/2006            748,251
       1,079,006  KLIO III FUNDING CORPORATION                                         4.96          06/30/2006          1,070,083
          22,448  LEXINGTON PARKER CAPITAL CORPORATION                                 4.60          05/02/2006             22,445
          85,211  LEXINGTON PARKER CAPITAL CORPORATION                                 4.68          05/10/2006             85,107
       3,597,683  LEXINGTON PARKER CAPITAL CORPORATION++                               4.85          05/05/2006          3,595,776
          38,161  LEXINGTON PARKER CAPITAL CORPORATION                                 4.96          06/20/2006             37,898
         561,187  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               4.84          05/26/2006            561,199
          44,895  LINKS FINANCE LLC SERIES MTN1+/-                                     4.82          09/12/2006             44,895
         336,712  LIQUID FUNDING LIMITED+/-++                                          4.79          12/01/2006            336,712
         516,292  LIQUID FUNDING LIMITED+/-++                                          4.88          08/14/2006            516,292
         134,685  LIQUID FUNDING LIMITED SERIES MTN+/-++                               4.85          02/20/2007            134,688
         224,475  MBIA GLOBAL FUNDING LLC+/-++                                         4.92          02/20/2007            224,462
       1,127,987  MERRILL LYNCH & COMPANY SERIES MTN+/-                                5.28          10/27/2006          1,128,889
         673,425  MORGAN STANLEY+/-                                                    4.94          10/10/2006            673,425
         103,820  MORGAN STANLEY SERIES EXL+/-                                         4.93          08/13/2010            103,845
         507,313  MORTGAGE INTEREST NET TRUST                                          4.76          05/03/2006            507,176
          22,448  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20          07/21/2006             22,455
         100,071  NIEUW AMSTERDAM RECEIVABLES CORPORATION                              4.91          06/26/2006             99,298
          36,028  NORDEA NORTH AMERICA INCORPORATED                                    4.80          05/03/2006             36,019
          71,832  NORDEA NORTH AMERICA INCORPORATED                                    4.81          05/09/2006             71,754
          42,650  NORDEA NORTH AMERICA INCORPORATED                                    4.87          05/15/2006             42,570
          67,230  NORTH SEA FUNDING LLC++                                              5.00          06/26/2006             66,711
       1,122,375  NORTHERN ROCK PLC+/-++                                               4.83          02/05/2007          1,122,431
          90,800  RACERS TRUST 2004-6-MM+/-++                                          4.95          05/22/2006             90,813
         423,068  REGENCY MARKETS LLC++                                                5.06          07/20/2006            418,385
          22,448  SCALDIS CAPITAL LIMITED                                              4.91          06/15/2006             22,309
       1,120,018  SEDNA FINANCE INCORPORATED                                           4.86          05/02/2006          1,119,872
         448,950  SLM CORPORATION+/-++                                                 4.86          05/04/2007            448,838

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        179,580  SWEDBANK (FORENINGS SPARBANKEN)                                      4.81%         05/09/2006    $       179,386
         112,237  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                              5.06          07/18/2006            111,026
          89,790  TANGO FINANCE CORPORATION                                            4.94          06/21/2006             89,159
         259,560  TANGO FINANCE CORPORATION SERIES MTN+/-++                            4.90          10/25/2006            259,646
         678,565  THUNDER BAY FUNDING INCORPORATED++                                   5.00          06/16/2006            674,263
         799,445  TIERRA ALTA FUNDING I LIMITED                                        4.82          05/10/2006            798,470
       1,156,989  TIERRA ALTA FUNDING I LIMITED                                        4.83          05/11/2006          1,155,427
         129,769  TRAVELERS INSURANCE COMPANY+/-                                       4.92          02/09/2007            129,766
         561,187  UNICREDITO ITALIANO SERIES LIB+/-                                    4.86          03/09/2007            561,176
         853,005  US BANK NA SERIES BKNT+/-                                            5.13          07/28/2006            853,048
          67,342  VERSAILLES CDS LLC++                                                 4.87          05/15/2006             67,215
         561,187  VERSAILLES CDS LLC++                                                 4.99          06/20/2006            557,321
          22,448  VERSAILLES CDS LLC                                                   5.00          06/21/2006             22,290
         237,090  VERSAILLES CDS LLC++                                                 5.04          06/28/2006            235,196
         224,475  WHISTLEJACKET CAPITAL LIMITED+/-++                                   4.80          06/09/2006            224,475
         112,237  WHISTLEJACKET CAPITAL LIMITED                                        4.91          05/15/2006            112,025
         362,639  WHISTLEJACKET CAPITAL LIMITED                                        5.02          06/26/2006            359,840
         112,237  WHITE PINE FINANCE LLC                                               4.80          05/05/2006            112,178
          91,631  WHITE PINE FINANCE LLC++                                             4.83          05/25/2006             91,329
         561,187  WHITE PINE FINANCE LLC+/-++                                          4.85          07/17/2006            561,187
          68,959  WHITE PINE FINANCE LLC++                                             4.91          06/20/2006             68,484
         592,367  WHITE PINE FINANCE LLC++                                             4.92          06/22/2006            588,126
         538,740  WHITE PINE FINANCE LLC SERIES MTN1+/-++                              4.84          06/12/2006            538,761

                                                                                                                        71,509,722
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $74,158,940)                                                              74,158,940
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.08%
       3,696,499  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                             3,696,499
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,696,499)                                                                           3,696,499
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $395,672,572)*                                          121.63%                                              $   413,483,904

OTHER ASSETS AND LIABILITIES, NET                             (21.63)                                                  (73,543,657)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $   339,940,247
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,696,499.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 97.36%

APPAREL & ACCESSORY STORES - 0.98%
         115,000  NORDSTROM INCORPORATED                                                                           $     4,407,950
                                                                                                                   ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.00%
          90,000  HOME DEPOT INCORPORATED                                                                                3,593,700
          85,000  LOWE'S COMPANIES INCORPORATED                                                                          5,359,250

                                                                                                                         8,952,950
                                                                                                                   ---------------

BUSINESS SERVICES - 10.14%
         145,000  ADOBE SYSTEMS INCORPORATED+                                                                            5,684,000
          50,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    3,180,500
         105,000  EBAY INCORPORATED+                                                                                     3,613,050
         105,000  ELECTRONIC ARTS INCORPORATED+                                                                          5,964,000
          35,000  GOOGLE INCORPORATED CLASS A+                                                                          14,627,900
         205,000  RED HAT INCORPORATED+                                                                                  6,024,950
         360,000  SUN MICROSYSTEMS INCORPORATED+                                                                         1,800,000
         140,000  YAHOO! INCORPORATED+                                                                                   4,589,200

                                                                                                                        45,483,600
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS - 11.06%
         140,000  AMGEN INCORPORATED+                                                                                    9,478,000
          45,000  GENENTECH INCORPORATED+                                                                                3,586,950
          95,000  GILEAD SCIENCES INCORPORATED+                                                                          5,462,500
          55,000  MONSANTO COMPANY                                                                                       4,587,000
         125,000  PRAXAIR INCORPORATED                                                                                   7,016,250
         220,000  PROCTER & GAMBLE COMPANY                                                                              12,806,200
         165,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                           6,682,500

                                                                                                                        49,619,400
                                                                                                                   ---------------

COAL MINING - 0.57%
          30,000  CONSOL ENERGY INCORPORATED                                                                             2,554,800
                                                                                                                   ---------------

COMMUNICATIONS - 2.93%
         165,000  AMERICA MOVIL SA DE CV ADR SERIES L                                                                    6,090,150
          75,000  AMERICAN TOWER CORPORATION CLASS A+                                                                    2,560,500
          75,000  NII HOLDINGS INCORPORATED+                                                                             4,492,500

                                                                                                                        13,143,150
                                                                                                                   ---------------

DEPOSITORY INSTITUTIONS - 0.40%
          30,000  WACHOVIA CORPORATION                                                                                   1,795,500
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 14.25%
         155,000  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                 5,014,250
         162,000  BROADCOM CORPORATION CLASS A+<<                                                                        6,659,820
          70,000  EMERSON ELECTRIC COMPANY                                                                               5,946,500
         190,000  MARVELL TECHNOLOGY GROUP LIMITED+                                                                     10,847,100
         135,000  MICROCHIP TECHNOLOGY INCORPORATED                                                                      5,030,100
         425,000  MOTOROLA INCORPORATED                                                                                  9,073,750
         180,000  NETWORK APPLIANCE INCORPORATED+                                                                        6,672,600
         185,000  QUALCOMM INCORPORATED                                                                                  9,497,900
         150,000  TEXAS INSTRUMENTS INCORPORATED                                                                         5,206,500

                                                                                                                        63,948,520
                                                                                                                   ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.92%
          45,000  FLUOR CORPORATION                                                                                      4,180,950

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
         110,000  PAYCHEX INCORPORATED                                                                             $     4,442,900

                                                                                                                         8,623,850
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS - 1.69%
         130,000  PEPSICO INCORPORATED                                                                                   7,571,200
                                                                                                                   ---------------

FOOD STORES - 1.90%
         130,000  STARBUCKS CORPORATION+                                                                                 4,845,100
          60,000  WHOLE FOODS MARKET INCORPORATED                                                                        3,682,800

                                                                                                                         8,527,900
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES - 2.96%
         250,000  TARGET CORPORATION                                                                                    13,275,000
                                                                                                                   ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 5.32%
          45,000  LAS VEGAS SANDS CORPORATION+                                                                           2,916,450
         135,000  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                            9,864,450
          70,000  STATION CASINOS INCORPORATED                                                                           5,395,600
          75,000  WYNN RESORTS LIMITED+                                                                                  5,708,250

                                                                                                                        23,884,750
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.18%
         115,000  APPLE COMPUTER INCORPORATED+                                                                           8,094,850
          70,000  BAKER HUGHES INCORPORATED                                                                              5,658,100
          90,000  CATERPILLAR INCORPORATED                                                                               6,816,600
         370,000  EMC CORPORATION+                                                                                       4,998,700
          70,000  HEWLETT-PACKARD COMPANY                                                                                2,272,900
          65,000  JOY GLOBAL INCORPORATED                                                                                4,269,850
          60,000  RESEARCH IN MOTION LIMITED+<<                                                                          4,597,800

                                                                                                                        36,708,800
                                                                                                                   ---------------

INSURANCE CARRIERS - 3.76%
          75,000  ACE LIMITED                                                                                            4,165,500
          87,000  AETNA INCORPORATED                                                                                     3,349,500
          65,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                      5,078,450
          60,000  WELLPOINT INCORPORATED+                                                                                4,260,000

                                                                                                                        16,853,450
                                                                                                                   ---------------

LEATHER & LEATHER PRODUCTS - 1.10%
         150,000  COACH INCORPORATED+                                                                                    4,953,000
                                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.67%
          90,000  MEDTRONIC INCORPORATED<<                                                                               4,510,800
          75,000  ST. JUDE MEDICAL INCORPORATED+                                                                         2,961,000

                                                                                                                         7,471,800
                                                                                                                   ---------------

MISCELLANEOUS RETAIL - 3.49%
         260,000  STAPLES INCORPORATED                                                                                   6,866,600
         210,000  WALGREEN COMPANY                                                                                       8,805,300

                                                                                                                        15,671,900
                                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.82%
          70,000  SLM CORPORATION                                                                                        3,701,600
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION - 4.33%
          25,000  OCCIDENTAL PETROLEUM CORPORATION                                                                 $     2,568,500
          70,000  SCHLUMBERGER LIMITED                                                                                   4,839,800
         115,000  ULTRA PETROLEUM CORPORATION+                                                                           7,355,400
         110,000  XTO ENERGY INCORPORATED                                                                                4,658,500

                                                                                                                        19,422,200
                                                                                                                   ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.51%
         105,000  VALERO ENERGY CORPORATION                                                                              6,797,700
                                                                                                                   ---------------

RAILROAD TRANSPORTATION - 1.42%
          80,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                                               6,362,400
                                                                                                                   ---------------

REAL ESTATE - 0.04%
           6,556  HUGOTON ROYALTY TRUST                                                                                    181,274
                                                                                                                   ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.10%
         540,000  CHARLES SCHWAB CORPORATION                                                                             9,666,000
          18,000  CHICAGO MERCANTILE EXCHANGE                                                                            8,244,000
          35,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                  5,290,250
          55,000  MERRILL LYNCH & COMPANY INCORPORATED                                                                   4,194,300

                                                                                                                        27,394,550
                                                                                                                   ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.48%
         240,000  CORNING INCORPORATED+                                                                                  6,631,200
                                                                                                                   ---------------

TRANSPORTATION EQUIPMENT - 4.83%
         105,000  BOEING COMPANY                                                                                         8,762,250
          30,000  JOHNSON CONTROLS INCORPORATED                                                                          2,446,500
          50,000  TEXTRON INCORPORATED                                                                                   4,497,500
          95,000  UNITED TECHNOLOGIES CORPORATION                                                                        5,966,950

                                                                                                                        21,673,200
                                                                                                                   ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.51%
          95,000  CARDINAL HEALTH INCORPORATED                                                                           6,398,250
         100,000  MCKESSON CORPORATION                                                                                   4,859,000

                                                                                                                        11,257,250
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $353,483,441)                                                                                436,868,894
                                                                                                                   ---------------

COLLATERAL FOR SECURITIES LENDING - 3.94%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.14%
         632,268  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   632,268
                                                                                                                   ---------------

PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 3.80%
$         48,216  AMERICAN GENERAL FINANCE CORPORATION+/-++                             4.93%       05/15/2007              48,236
          20,074  APRECO LLC                                                            4.60        05/15/2006              20,036
          43,936  APRECO LLC++                                                          4.92        06/15/2006              43,664
         396,445  AQUIFER FUNDING LIMITED                                               4.80        05/03/2006             396,338
         133,934  AQUIFER FUNDING LIMITED                                               4.80        05/04/2006             133,880
         133,934  AQUINAS FUNDING LLC                                                   5.04        06/23/2006             132,956
         273,751  ATLANTIC ASSET SECURITIZATION CORPORATION                             4.86        05/11/2006             273,381
          64,288  ATLAS CAPITAL FUNDING CORPORATION                                     4.60        05/15/2006              64,167
         133,934  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.93        12/22/2006             133,934
         133,934  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.94        10/20/2006             133,934

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        267,868  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.81%       11/03/2006     $       267,868
         133,934  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     4.98        04/25/2007             133,934
           8,781  ATOMIUM FUNDING CORPORATION                                           4.81        05/03/2006               8,778
         510,305  ATOMIUM FUNDING CORPORATION                                           4.81        05/04/2006             510,101
         107,946  ATOMIUM FUNDING CORPORATION                                           4.83        05/05/2006             107,888
          65,156  ATOMIUM FUNDING CORPORATION                                           5.00        06/12/2006              64,780
         321,442  BASF AG++                                                             4.81        05/04/2006             321,313
         160,721  BEAR STEARNS & COMPANY+/-                                             4.93        10/04/2006             160,721
         274,448  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                     $274,485)                                                          4.92        05/01/2006             274,448
          18,585  BETA FINANCE INCORPORATED SERIES MTN+/-++                             4.91        06/02/2006              18,586
       2,946,550  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $2,946,953)          4.93        05/01/2006           2,946,550
         178,384  BUCKINGHAM CDO LLC                                                    4.96        05/23/2006             177,847
         267,868  BUCKINGHAM CDO LLC                                                    5.08        07/24/2006             264,755
         322,497  BUCKINGHAM II CDO LLC                                                 4.86        05/08/2006             322,197
          37,502  BUCKINGHAM II CDO LLC                                                 4.95        05/24/2006              37,383
          69,646  CAIRN HIGH GRADE FUNDING I                                            4.76        05/10/2006              69,561
         133,934  CAIRN HIGH GRADE FUNDING I                                            4.81        05/02/2006             133,917
         107,147  CAIRN HIGH GRADE FUNDING I++                                          4.83        05/08/2006             107,048
          91,075  CAIRN HIGH GRADE FUNDING I++                                          4.93        05/18/2006              90,865
          73,932  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.68        05/08/2006              73,863
          23,824  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.69        05/10/2006              23,795
         107,147  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.70        05/12/2006             106,988
          55,304  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.80        05/05/2006              55,275
         172,448  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.83        05/09/2006             172,262
          53,574  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.89        06/07/2006              53,301
         142,586  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.90        06/12/2006             141,763
         167,793  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.99        06/21/2006             166,613
          77,682  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.01        06/05/2006              77,308
         267,868  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A++                          4.83        05/12/2006             267,469
         134,459  CONCORD MINUTEMEN CAPITAL COMPANY SERIES A                            4.85        05/11/2006             134,278
         375,015  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       4.85        05/14/2006             375,015
         346,621  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                      5.00        05/25/2006             345,481
         166,078  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD1+/-                    4.92        05/04/2006             166,068
         133,934  CULLINAN FINANCE CORPORATION+/-                                       4.71        11/15/2006             133,947
          69,646  DEER VALLEY FUNDING LLC                                               4.78        05/03/2006              69,627
         203,580  DEER VALLEY FUNDING LLC++                                             4.84        05/08/2006             203,390
          10,484  DEER VALLEY FUNDING LLC                                               4.89        05/15/2006              10,465
          85,632  DEER VALLEY FUNDING LLC                                               4.92        05/16/2006              85,458
         666,437  DEUTSCHE BANK REPURCHASE AGREEMENT (MATURITY VALUE $666,526)          4.82        05/01/2006             666,437
           8,572  EDISON ASSET SECURITIZATION LLC++                                     4.84        05/15/2006               8,556
          10,715  EIFFEL FUNDING LLC                                                    4.80        05/01/2006              10,715
         192,978  EUREKA SECURITIZATION INCORPORATED++                                  4.86        05/16/2006             192,586
         321,442  GEMINI SECURITIZATION INCORPORATED                                    4.79        05/01/2006             321,442
           8,036  GEMINI SECURITIZATION INCORPORATED                                    4.88        05/24/2006               8,011
         240,947  GEORGE STREET FINANCE LLC                                             4.80        05/02/2006             240,916
         128,577  GOLDMAN SACHS GROUP INCORPORATED+/-                                   4.97        06/30/2006             128,577
          10,715  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                           4.98        05/15/2007              10,717
          18,751  HBOS TREASURY SERVICES PLC+/-++                                       5.12        01/12/2007              18,769
          85,718  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.03        06/06/2006              85,718
           6,965  K2 USA LLC                                                            4.61        05/02/2006               6,964
          24,778  K2 USA LLC SERIES MTN+/-++                                            4.90        07/24/2006              24,783
          80,360  KAUPTHING BANK HF+/-                                                  4.98        03/20/2007              80,238
          21,429  KLIO II FUNDING CORPORATION++                                         4.96        06/30/2006              21,252
         179,091  KLIO III FUNDING CORPORATION                                          4.93        05/22/2006             178,579
         257,518  KLIO III FUNDING CORPORATION++                                        4.96        06/30/2006             255,388
           5,357  LEXINGTON PARKER CAPITAL CORPORATION                                  4.60        05/02/2006               5,357
          20,337  LEXINGTON PARKER CAPITAL CORPORATION                                  4.68        05/10/2006              20,312
         858,630  LEXINGTON PARKER CAPITAL CORPORATION++                                4.85        05/05/2006             858,175
           9,108  LEXINGTON PARKER CAPITAL CORPORATION                                  4.96        06/20/2006               9,045
         133,934  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                                4.84        05/26/2006             133,937
          10,715  LINKS FINANCE LLC SERIES MTN1+/-                                      4.82        09/12/2006              10,715
          80,360  LIQUID FUNDING LIMITED+/-++                                           4.79        12/01/2006              80,360
         123,219  LIQUID FUNDING LIMITED+/-++                                           4.88        08/14/2006             123,219

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                     INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         32,144  LIQUID FUNDING LIMITED SERIES MTN+/-++                                4.85%       02/20/2007     $        32,145
          53,574  MBIA GLOBAL FUNDING LLC+/-++                                          4.92        02/20/2007              53,570
         269,208  MERRILL LYNCH & COMPANY SERIES MTN+/-                                 5.28        10/27/2006             269,423
         160,721  MORGAN STANLEY+/-                                                     4.94        10/10/2006             160,721
          24,778  MORGAN STANLEY SERIES EXL+/-                                          4.93        08/13/2010              24,784
         121,076  MORTGAGE INTEREST NET TRUST                                           4.76        05/03/2006             121,044
           5,357  NATIONWIDE BUILDING SOCIETY+/-++                                      5.20        07/21/2006               5,359
          23,883  NIEUW AMSTERDAM RECEIVABLES CORPORATION                               4.91        06/26/2006              23,699
           8,599  NORDEA NORTH AMERICA INCORPORATED                                     4.80        05/03/2006               8,596
          17,144  NORDEA NORTH AMERICA INCORPORATED                                     4.81        05/09/2006              17,125
          10,179  NORDEA NORTH AMERICA INCORPORATED                                     4.87        05/15/2006              10,160
          16,045  NORTH SEA FUNDING LLC++                                               5.00        06/26/2006              15,921
         267,868  NORTHERN ROCK PLC+/-++                                                4.83        02/05/2007             267,882
          21,671  RACERS TRUST 2004-6-MM+/-++                                           4.95        05/22/2006              21,674
         100,970  REGENCY MARKETS LLC++                                                 5.06        07/20/2006              99,852
           5,357  SCALDIS CAPITAL LIMITED                                               4.91        06/15/2006               5,324
         267,306  SEDNA FINANCE INCORPORATED                                            4.86        05/02/2006             267,271
         107,147  SLM CORPORATION+/-++                                                  4.86        05/04/2007             107,120
          42,859  SWEDBANK (FORENINGS SPARBANKEN)                                       4.81        05/09/2006              42,813
          26,787  SWEDISH NATIONAL HOUSING FINANCE (SBAB)                               5.06        07/18/2006              26,498
          21,429  TANGO FINANCE CORPORATION                                             4.94        06/21/2006              21,279
          61,947  TANGO FINANCE CORPORATION SERIES MTN+/-++                             4.90        10/25/2006              61,968
         161,948  THUNDER BAY FUNDING INCORPORATED++                                    5.00        06/16/2006             160,921
         190,797  TIERRA ALTA FUNDING I LIMITED                                         4.82        05/10/2006             190,564
         276,129  TIERRA ALTA FUNDING I LIMITED                                         4.83        05/11/2006             275,756
          30,971  TRAVELERS INSURANCE COMPANY+/-                                        4.92        02/09/2007              30,970
         133,934  UNICREDITO ITALIANO SERIES LIB+/-                                     4.86        03/09/2007             133,931
         203,580  US BANK NA SERIES BKNT+/-                                             5.13        07/28/2006             203,590
          16,072  VERSAILLES CDS LLC++                                                  4.87        05/15/2006              16,042
         133,934  VERSAILLES CDS LLC++                                                  4.99        06/20/2006             133,011
           5,357  VERSAILLES CDS LLC                                                    5.00        06/21/2006               5,320
          56,584  VERSAILLES CDS LLC                                                    5.04        06/28/2006              56,132
          53,574  WHISTLEJACKET CAPITAL LIMITED+/-++                                    4.80        06/09/2006              53,574
          26,787  WHISTLEJACKET CAPITAL LIMITED                                         4.91        05/15/2006              26,736
          86,548  WHISTLEJACKET CAPITAL LIMITED                                         5.02        06/26/2006              85,880
          26,787  WHITE PINE FINANCE LLC                                                4.80        05/05/2006              26,773
          21,869  WHITE PINE FINANCE LLC++                                              4.83        05/25/2006              21,797
         133,934  WHITE PINE FINANCE LLC+/-++                                           4.85        07/17/2006             133,934
          16,458  WHITE PINE FINANCE LLC++                                              4.91        06/20/2006              16,344
         141,375  WHITE PINE FINANCE LLC++                                              4.92        06/22/2006             140,363
         128,577  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               4.84        06/12/2006             128,582

                                                                                                                        17,066,648
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $17,698,916)                                                              17,698,916
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS - 1.82%
       8,171,199  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~@                                                             8,171,199
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,171,199)                                                                           8,171,199
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $379,353,556)*                                          103.12%                                              $   462,739,009

OTHER ASSETS AND LIABILITIES, NET                              (3.12)                                                  (13,993,089)
                                                              ------                                               ---------------

TOTAL NET ASSETS                                              100.00%                                              $   448,745,920
                                                              ------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,171,199.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

LARGE CAP STOCK (LOAD AND NO-LOAD)

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds' valuations were based on the mean of the bid and asked prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.



ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Wells Fargo Funds Trust


                                      By:  /s/Karla M. Rabusch

                                           Karla M. Rabusch
                                           President


                                      By:  /s/ A. Erdem Cimen

                                           A. Erdem Cimen
                                           Treasurer

                                      Date: June 21, 2006